UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22747

ALPS SERIES TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

303.623.2577

(Registrant’s telephone number, including area code)

Vilma Valdez DeVooght, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1000

Denver, CO 80203

(Name and address of agent for service)

Date of fiscal year end:     September 30

Date of reporting period:  October 1, 2019 – March 31, 2020

Item 1.	Reports to Stockholders.

Portfolio Update
Beacon Accelerated Return Strategy Fund	2
Beacon Planned Return Strategy Fund	4
Disclosure of Fund Expenses	6
Portfolios of Investments
Beacon Accelerated Return Strategy Fund	8
Beacon Planned Return Strategy Fund	10
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets
Beacon Accelerated Return Strategy Fund	15
Beacon Planned Return Strategy Fund	16
Financial Highlights	17
Notes to Financial Statements	21
Additional Information	34

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.beacontrust.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-844-894-9222 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.beacontrust.com.

Beacon Accelerated Return Strategy Fund	Portfolio Update

March 31, 2020 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2020)

	3 Month	6 Month	1 Year	Since Inception*
Beacon Accelerated Return Strategy Fund – Institutional Class	-18.60%	-13.71%	-8.39%	1.23%
CBOE S&P 500 BuyWrite Index	-22.22%	-18.85%	-15.73%	-5.00%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 814-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

Returns of less than 1 year are cumulative.

2	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio Update

March 31, 2020 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2020 Prospectus), are 1.24% and 1.24%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Top Ten Holdings (as a % of Net Assets)*

Option Contract	Expiration Date	Strike Price
S&P 500® Mini Index	4/14/2020	0.01	9.57%
S&P 500® Mini Index	2/12/2021	0.01	9.53%
S&P 500® Mini Index	5/14/2020	0.01	9.29%
S&P 500® Mini Index	9/14/2020	0.01	9.13%
S&P 500® Mini Index	6/12/2020	0.01	9.01%
S&P 500® Mini Index	7/14/2020	0.01	9.00%
S&P 500® Mini Index	8/14/2020	0.01	8.87%
S&P 500® Mini Index	10/14/2020	0.01	8.72%
S&P 500® Mini Index	11/13/2020	0.01	7.90%
S&P 500® Mini Index	1/14/2021	0.01	6.81%
Top Ten Holdings			87.83%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	96.96%
Written Option Contracts	(1.58)%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	4.62%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2020	3

Beacon Planned Return Strategy Fund	Portfolio Update

March 31, 2020 (Unaudited)

Performance of a Hypothetical $1,000,000 Initial Investment

(at Inception* through March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $1,000,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance (as of March 31, 2020)

	3 Month	6 Month	1 Year	Since Inception*
Beacon Planned Return Strategy Fund – Institutional Class	-12.85%	-9.85%	-5.98%	1.05%
CBOE S&P 500 BuyWrite Index	-22.22%	-18.85%	-15.73%	-5.00%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 894-9222 or by visiting www.beacontrust.com.

*	Inception date of October 2, 2017 for Institutional Class.

The Cboe S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) “writing” (or selling) the near-term S&P 500 Index (SPXSM) “covered” call option, generally on the third Friday of each month. The SPX call written will have about one month remaining to expiration, with an exercise price just above the prevailing index level (i.e., slightly out of the money). The SPX call is held until expiration and cash settled, at which time a new one-month, near-the-money call is written.

Returns of less than 1 year are cumulative.

4	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio Update

March 31, 2020 (Unaudited)

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2020 Prospectus), 1.20% and 1.20%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Top Ten Holdings (as a % of Net Assets)*

Option Contract	Expiration Date	Strike Price
S&P 500® Mini Index	6/12/2020	39.30	9.09%
S&P 500® Mini Index	7/14/2020	37.08	8.34%
S&P 500® Mini Index	8/14/2020	39.10	8.06%
S&P 500® Mini Index	5/14/2020	37.75	7.92%
S&P 500® Mini Index	3/12/2021	32.50	7.64%
S&P 500® Mini Index	4/14/2020	36.78	7.53%
S&P 500® Mini Index	12/14/2020	43.00	7.05%
S&P 500® Mini Index	9/14/2020	38.85	6.61%
S&P 500® Mini Index	2/12/2021	43.85	5.08%
S&P 500® Mini Index	10/14/2020	40.65	4.71%
Top Ten Holdings			72.03%

Asset Allocation (as a % of Net Assets)*

Purchased Option Contracts	113.34%
Written Option Contracts	(15.20)%
Cash, Cash Equivalents, & Other Assets in Excess of Liabilities	1.86%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2020	5

Beacon Funds Trust	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

Example. As a shareholder of the Beacon Accelerated Return Strategy Fund or Beacon Planned Return Strategy Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2019 and held through March 31, 2020.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2019 – March 31, 2020” to estimate the expenses you paid on your account during  this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	www.beacontrust.com

Beacon Funds Trust	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During Period October 1, 2019 - March 31, 2020(b)
Beacon Accelerated Return Strategy Fund
Institutional Class
Actual	$1,000.00	$862.90	1.22%	$5.68
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	1.22%	$6.16
Beacon Planned Return Strategy Fund
Institutional Class
Actual	$1,000.00	$901.50	1.20%	$5.70
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	1.20%	$6.06

(a)	Each Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)

Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2020	7

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (96.96%)
Call Option Contracts (96.96%)
S&P 500® Mini Index:
Jefferies	04/14/2020	$0.01	350	$9,046,100	$9,016,413
Jefferies	04/14/2020	289.19	350	9,046,100	8,878
Jefferies	05/14/2020	301.17	250	6,461,500	14,963
Jefferies	05/14/2020	289.19	90	2,326,140	19,872
Jefferies	05/14/2020	0.01	340	8,787,640	8,756,066
Jefferies	06/12/2020	301.17	150	3,876,900	20,671
Jefferies	06/12/2020	284.80	180	4,652,280	92,782
Jefferies	06/12/2020	0.01	330	8,529,180	8,488,595
Jefferies	07/14/2020	0.01	330	8,529,180	8,483,170
Jefferies	07/14/2020	284.80	180	4,652,280	127,184
Jefferies	07/14/2020	299.47	150	3,876,900	42,341
Jefferies	08/14/2020	299.47	325	8,399,950	131,149
Jefferies	08/14/2020	0.01	325	8,399,950	8,355,056
Jefferies	09/14/2020	299.74	335	8,658,410	169,098
Jefferies	09/14/2020	0.01	335	8,658,410	8,603,227
Jefferies	10/14/2020	0.01	320	8,270,720	8,217,278
Jefferies	10/14/2020	299.74	85	2,196,910	51,369
Jefferies	10/14/2020	310.65	235	6,073,810	81,131
Jefferies	11/13/2020	0.01	290	7,495,340	7,444,970
Jefferies	11/13/2020	310.65	60	1,550,760	25,914
Jefferies	11/13/2020	319.60	230	5,944,580	61,771
Jefferies	12/14/2020	329.50	250	6,461,500	48,774
Jefferies	12/14/2020	0.01	250	6,461,500	6,415,627
Jefferies	01/14/2021	336.30	250	6,461,500	42,119
Jefferies	01/14/2021	0.01	250	6,461,500	6,417,387
Jefferies	02/12/2021	0.01	350	9,046,100	8,978,934
Jefferies	02/12/2021	247.00	350	9,046,100	1,237,675
				179,371,240	91,352,414
TOTAL PURCHASED OPTION CONTRACTS
(Cost $108,480,158)				$179,371,240	$91,352,414

See Notes to Financial Statements.

8	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (4.77%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	0.070%	2,644,825	2,644,825
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	0.446%	1,845,649	1,845,649
			4,490,474
TOTAL SHORT TERM INVESTMENTS
(Cost $4,490,474)			4,490,474

TOTAL INVESTMENTS (101.73%)
(Cost $112,970,632)			$95,842,888

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.73%)			(1,625,497)

NET ASSETS (100.00%)			$94,217,391

(a)	All or a portion is held as collateral at broker for written options.

WRITTEN OPTION CONTRACTS (1.58%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Call Option Contracts - (1.58%)
S&P 500® Mini Index
Jefferies	04/14/20	$309.72	(700)	$392,488	$(18,092,200)	$(1,476)
Jefferies	05/14/20	311.46	(180)	103,978	(4,652,280)	(4,341)
Jefferies	05/14/20	320.69	(500)	265,846	(12,923,000)	(5,908)
Jefferies	06/12/20	306.73	(360)	229,926	(9,304,560)	(30,449)
Jefferies	06/12/20	322.28	(300)	165,503	(7,753,800)	(7,026)
Jefferies	07/14/20	308.18	(360)	234,966	(9,304,560)	(51,917)
Jefferies	07/14/20	320.61	(300)	192,804	(7,753,800)	(15,312)
Jefferies	08/14/20	322.32	(650)	432,703	(16,799,900)	(49,697)
Jefferies	09/14/20	321.80	(670)	427,927	(17,316,820)	(79,829)
Jefferies	10/14/20	323.36	(170)	113,501	(4,393,820)	(27,135)
Jefferies	10/14/20	333.40	(470)	311,934	(12,147,620)	(37,246)
Jefferies	11/13/20	335.40	(120)	85,395	(3,101,520)	(11,939)
Jefferies	11/13/20	343.50	(460)	284,597	(11,889,160)	(25,509)
Jefferies	12/14/20	353.00	(500)	299,846	(12,923,000)	(19,423)
Jefferies	01/14/21	359.91	(500)	318,846	(12,923,000)	(19,275)
Jefferies	02/12/21	283.80	(700)	984,687	(18,092,200)	(1,098,742)

TOTAL WRITTEN OPTION CONTRACTS				$4,844,947	$(179,371,240)	$(1,485,224)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	9

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (113.34%)
Call Option Contracts (92.75%)
S&P 500® Mini Index:
Jefferies	04/14/2020	$285.15	900	$23,261,400	$41,019
Jefferies	04/14/2020	36.78	900	23,261,400	19,875,853
Jefferies	05/14/2020	37.75	950	24,553,700	20,880,497
Jefferies	05/14/2020	289.23	950	24,553,700	208,903
Jefferies	06/12/2020	301.03	1,100	28,430,600	153,464
Jefferies	06/12/2020	39.30	1,100	28,430,600	23,974,053
Jefferies	07/14/2020	37.08	1,000	25,846,000	22,000,345
Jefferies	07/14/2020	283.60	1,000	25,846,000	752,512
Jefferies	08/14/2020	39.10	975	25,199,850	21,254,939
Jefferies	08/14/2020	299.75	975	25,199,850	386,514
Jefferies	09/14/2020	299.95	800	20,676,800	399,254
Jefferies	09/14/2020	299.75	200	5,169,200	100,900
Jefferies	09/14/2020	38.85	800	20,676,800	17,438,878
Jefferies	09/14/2020	39.10	200	5,169,200	4,354,722
Jefferies	10/14/2020	40.65	575	14,861,450	12,429,662
Jefferies	10/14/2020	38.85	375	9,692,250	8,173,746
Jefferies	10/14/2020	311.54	575	14,861,450	188,868
Jefferies	10/14/2020	299.95	375	9,692,250	224,395
Jefferies	11/13/2020	40.65	400	10,338,400	8,644,190
Jefferies	11/13/2020	41.71	400	10,338,400	8,362,243
Jefferies	11/13/2020	311.54	400	10,338,400	165,232
Jefferies	11/13/2020	319.70	400	10,338,400	106,822
Jefferies	12/14/2020	330.60	870	22,486,020	158,909
Jefferies	12/14/2020	43.00	870	22,486,020	18,588,795
Jefferies	01/14/2021	336.00	300	7,753,800	51,407
Jefferies	01/14/2021	43.00	570	14,732,220	12,183,192
Jefferies	01/14/2021	330.60	570	14,732,220	131,369
Jefferies	01/14/2021	43.85	300	7,753,800	6,386,764
Jefferies	02/12/2021	43.85	630	16,282,980	13,403,264
Jefferies	02/12/2021	336.00	630	16,282,980	128,420
Jefferies	03/12/2021	32.50	900	23,261,400	20,151,293
Jefferies	03/12/2021	245.53	900	23,261,400	3,320,640
				565,768,940	244,621,064

See Notes to Financial Statements.

10	www.beacontrust.com

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value (Note 2)
PURCHASED OPTION CONTRACTS - (113.34%) (continued)
Put Option Contracts (20.59%)
S&P 500® Mini Index:
Jefferies	04/14/2020	$285.15	900	$23,261,400	$2,517,832
Jefferies	05/14/2020	289.23	950	24,553,700	3,216,879
Jefferies	06/12/2020	301.03	1,100	28,430,600	4,965,508
Jefferies	07/14/2020	283.60	1,000	25,846,000	3,399,118
Jefferies	08/14/2020	299.75	975	25,199,850	4,538,307
Jefferies	09/14/2020	299.75	200	5,169,200	957,509
Jefferies	09/14/2020	299.95	800	20,676,800	3,841,685
Jefferies	10/14/2020	299.95	375	9,692,250	1,838,218
Jefferies	10/14/2020	311.54	575	14,861,450	3,329,566
Jefferies	11/13/2020	311.54	400	10,338,400	2,351,944
Jefferies	11/13/2020	319.70	400	10,338,400	2,619,789
Jefferies	12/14/2020	330.60	870	22,486,020	6,579,084
Jefferies	01/14/2021	330.60	570	14,732,220	4,332,373
Jefferies	01/14/2021	336.00	300	7,753,800	2,424,367
Jefferies	02/12/2021	336.00	630	16,282,980	5,119,952
Jefferies	03/12/2021	245.53	900	23,261,400	2,328,767
				282,884,470	54,360,898
TOTAL PURCHASED OPTION CONTRACTS
(Cost $323,457,968)				$848,653,410	$298,981,962

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.00%)
Money Market Funds
BlackRock Liquidity Funds, T-Fund Portfolio - Institutional Class(a)	0.070%	3,681,551	3,681,551
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class	0.446%	1,603,974	1,603,974
			5,285,525
TOTAL SHORT TERM INVESTMENTS
(Cost $5,285,525)			5,285,525

TOTAL INVESTMENTS (115.34%)
(Cost $328,743,493)			$304,267,487

LIABILITIES IN EXCESS OF OTHER ASSETS (-15.34%)			(40,468,442)

NET ASSETS (100.00%)			$263,799,045

(a)	All or a portion is held as collateral at broker for written options.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	11

Beacon Planned Return Strategy Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

WRITTEN OPTION CONTRACTS (15.20%)

Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value (Note 2)
Put Option Contracts - (12.61%)
S&P 500® Mini Index
Jefferies	04/14/20	$256.64	(900)	$726,931	$(23,261,400)	$(833,826)
Jefferies	05/14/20	260.31	(950)	754,016	(24,553,700)	(1,624,048)
Jefferies	06/12/20	270.93	(1,100)	878,572	(28,430,600)	(2,731,063)
Jefferies	07/14/20	255.24	(1,000)	993,702	(25,846,000)	(2,018,879)
Jefferies	08/14/20	269.78	(975)	937,659	(25,199,850)	(2,779,309)
Jefferies	09/14/20	269.78	(200)	207,132	(5,169,200)	(601,387)
Jefferies	09/14/20	269.96	(800)	766,159	(20,676,800)	(2,412,408)
Jefferies	10/14/20	269.96	(375)	388,757	(9,692,250)	(1,175,366)
Jefferies	10/14/20	280.39	(575)	555,274	(14,861,450)	(2,107,889)
Jefferies	11/13/20	280.39	(400)	431,074	(10,338,400)	(1,517,381)
Jefferies	11/13/20	287.73	(400)	375,474	(10,338,400)	(1,686,914)
Jefferies	12/14/20	297.54	(870)	777,519	(22,486,020)	(4,320,283)
Jefferies	01/14/21	297.54	(570)	546,455	(14,732,220)	(2,870,025)
Jefferies	01/14/21	302.40	(300)	286,403	(7,753,800)	(1,609,906)
Jefferies	02/12/21	302.40	(630)	646,188	(16,282,980)	(3,432,376)
Jefferies	03/12/21	220.98	(900)	2,364,031	(23,261,400)	(1,586,267)
				11,635,346	(282,884,470)	(33,307,327)
Call Option Contracts - (2.59%)
S&P 500® Mini Index
Jefferies	04/14/20	296.90	(1,800)	1,858,870	(46,522,800)	(17,463)
Jefferies	05/14/20	300.83	(1,900)	1,935,541	(49,107,400)	(117,710)
Jefferies	06/12/20	312.70	(2,200)	2,032,155	(56,861,200)	(111,462)
Jefferies	07/14/20	296.62	(2,000)	2,295,414	(51,692,000)	(689,767)
Jefferies	08/14/20	312.25	(1,950)	2,191,228	(50,399,700)	(319,012)
Jefferies	09/14/20	311.95	(1,600)	1,737,128	(41,353,600)	(385,578)
Jefferies	09/14/20	313.39	(400)	463,075	(10,338,400)	(87,431)
Jefferies	10/14/20	313.09	(750)	846,523	(19,384,500)	(225,545)
Jefferies	10/14/20	323.70	(1,150)	1,293,408	(29,722,900)	(179,487)
Jefferies	11/13/20	325.20	(800)	949,359	(20,676,800)	(154,610)
Jefferies	11/13/20	332.70	(800)	902,159	(20,676,800)	(95,653)
Jefferies	12/14/20	342.60	(1,740)	1,892,607	(44,972,040)	(145,313)
Jefferies	01/14/21	343.66	(1,140)	1,276,461	(29,464,440)	(124,787)
Jefferies	01/14/21	348.25	(600)	692,217	(15,507,600)	(49,487)
Jefferies	02/12/21	349.50	(1,260)	1,507,846	(32,565,960)	(120,046)
Jefferies	03/12/21	271.56	(1,800)	3,630,071	(46,522,800)	(3,976,163)
				25,504,062	(565,768,940)	(6,799,514)

TOTAL WRITTEN OPTION CONTRACTS				$37,139,408	$(848,653,410)	$(40,106,841)

See Notes to Financial Statements.

12	www.beacontrust.com

Beacon Funds Trust	Statements of Assets and Liabilities

March 31, 2020 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
ASSETS:
Investments, at value (Cost $112,970,632 and $328,743,493)	$95,842,888	$304,267,487
Receivable for investments sold	127	258
Receivable for shares sold	1,116	4,280
Dividends and interest receivable	1,711	2,965
Other assets	11,226	14,980
Total Assets	95,857,068	304,289,970

LIABILITIES:
Written options, at value (premiums received $4,844,947 and $37,139,408)	1,485,224	40,106,841
Payable for administration and transfer agency fees	43,765	105,217
Payable for investments purchased	127	258
Payable to adviser	80,907	223,687
Payable for distribution and service fees	2,589	9,171
Payable for printing	900	2,199
Payable for professional fees	15,750	24,129
Payable for trustees’ fees and expenses	3,544	9,146
Payable to Chief Compliance Officer fees	1,443	3,747
Accrued expenses and other liabilities	5,428	6,530
Total Liabilities	1,639,677	40,490,925
NET ASSETS	$94,217,391	$263,799,045

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$111,052,918	$297,037,770
Total distributable earnings	(16,835,527)	(33,238,725)
NET ASSETS	$94,217,391	$263,799,045

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per share	$8.40	$8.82
Net Assets	$94,217,391	$263,799,045
Shares of beneficial interest outstanding	11,210,665	29,898,836

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	13

Beacon Funds Trust	Statements of Operations

For the Period Ended March 31, 2020 (Unaudited)

	BEACON ACCELERATED RETURN STRATEGY FUND	BEACON PLANNED RETURN STRATEGY FUND
INVESTMENT INCOME:
Dividends	$14,787	$43,314
Total Investment Income	14,787	43,314
EXPENSES:
Investment advisory fees (Note 7)	575,963	1,497,440
Administration fees	50,034	128,217
Shareholder service fees
Institutional Class	6,932	53,978
Custody fees	2,694	2,715
Legal fees	5,384	13,827
Audit and tax fees	9,505	9,512
Transfer agent fees	14,761	29,203
Trustees fees and expenses	7,156	18,370
Registration and filing fees	17,050	17,120
Printing fees	1,513	3,679
Chief Compliance Officer fees	4,351	11,189
Insurance fees	2,854	7,458
Other expenses	2,646	4,230
Total Expenses	700,843	1,796,938
NET INVESTMENT LOSS	(686,056)	(1,753,624)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND WRITTEN OPTIONS:
Net realized gain/(loss) on:
Investments	11,864,918	31,930,995
Written options	(4,911,794)	(17,433,979)
Net realized gain	6,953,124	14,497,016
Change in unrealized appreciation/(depreciation) on:
Investments	(25,885,672)	(44,369,811)
Written options	5,129,518	2,705,383
Net change	(20,756,154)	(41,664,428)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND WRITTEN OPTIONS	(13,803,030)	(27,167,412)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(14,489,086)	$(28,921,036)

See Notes to Financial Statements.

14	www.beacontrust.com

Beacon Accelerated Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment loss	$(686,056)	$(1,416,335)
Net realized gain on investments and written options	6,953,124	8,582,606
Net change in unrealized depreciation on investments and written options	(20,756,154)	(4,491,207)
Net increase/(decrease) in net assets resulting from operations	(14,489,086)	2,675,064
DISTRIBUTIONS TO SHAREHOLDERS
Class A (a)	–	(1,311)
Institutional Class	(5,021,704)	(17,982,239)
Total distributions	(5,021,704)	(17,983,550)
BENEFICIAL SHARE TRANSACTIONS (Note 6):
Class A (a)
Dividends reinvested	–	1,311
Shares redeemed	–	(10,971)
Net decrease from beneficial share transactions	–	(9,660)
Institutional Class
Shares sold	191,415	20,818,136
Dividends reinvested	4,912,463	17,459,214
Shares redeemed	(10,417,601)	(58,445,591)
Net decrease from beneficial share transactions	(5,313,723)	(20,168,241)
Net decrease in net assets	(24,824,513)	(35,486,387)

NET ASSETS:
Beginning of period	119,041,904	154,528,291
End of period	$94,217,391	$119,041,904

(a)	Effective as of September 26, 2019, the Fund has suspended the offering of its Class A shares.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	15

Beacon Planned Return Strategy Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment loss	$(1,753,624)	$(3,508,699)
Net realized gain on investments and written options	14,497,016	24,344,083
Net change in unrealized depreciation on investments and written options	(41,664,428)	(5,639,651)
Net increase/(decrease) in net assets resulting from operations	(28,921,036)	15,195,733
DISTRIBUTIONS TO SHAREHOLDERS
Class A (a)	–	(762)
Institutional Class	(19,513,463)	(24,405,566)
Total distributions	(19,513,463)	(24,406,328)
BENEFICIAL SHARE TRANSACTIONS (Note 6):
Class A (a)
Dividends reinvested	–	762
Shares redeemed	–	(10,816)
Net decrease from beneficial share transactions	–	(10,054)
Institutional Class
Shares sold	16,114,050	23,162,773
Dividends reinvested	16,951,434	21,646,863
Shares redeemed	(27,355,918)	(80,670,196)
Net increase/(decrease) from beneficial share transactions	5,709,566	(35,860,560)

Net decrease in net assets	(42,724,933)	(45,081,209)

NET ASSETS:
Beginning of period	306,523,978	351,605,187
End of period	$263,799,045	$306,523,978

(a)	Effective as of September 26, 2019, the Fund has suspended the offering of its Class A shares.

See Notes to Financial Statements.

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Beacon Accelerated Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.15		$11.30	$10.00
INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)		(0.11)	(0.13)
Net realized and unrealized gain/(loss) on investments	(1.25)		0.37	1.49
Total from investment operations	(1.31)		0.26	1.36
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.44)		(1.41)	(0.06)
Total Distributions	(0.44)		(1.41)	(0.06)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.75)		(1.15)	1.30
NET ASSET VALUE, END OF PERIOD	$8.40		$10.15	$11.30
TOTAL RETURN(c)	(13.71%)		5.09%	13.70%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$94,217		$119,042	$154,518
RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.22	%(e)	1.20%	1.29	%(e)
Net investment loss	(1.19	%)(e)	(1.16%)	(1.25	%)(e)
PORTFOLIO TURNOVER RATE(f)(g)	0%		0%	0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized.  Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	17

Beacon Accelerated Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

(d)

According to the Fund’s shareholder services plan with respect to the Fund’s Institutional Class  shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2020, the period ended September 30, 2019, and the period ended September 30, 2018, respectively, in the amount of 0.00% (annualized), 0.14% (annualized), and 0.06% (annualized) of average net assets of Institutional Class shares.

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

18	www.beacontrust.com

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Period Ended September 30, 2018 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.44		$10.73	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.06)		(0.11)	(0.13)
Net realized and unrealized gain/(loss) on investments	(0.88)		0.62	0.89
Total from investment operations	(0.94)		0.51	0.76
LESS DISTRIBUTIONS:
From net realized gains on investments	(0.68)		(0.80)	(0.03)
Total Distributions	(0.68)		(0.80)	(0.03)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.62)		(0.29)	0.73
NET ASSET VALUE, END OF PERIOD	$8.82		$10.44	$10.73
TOTAL RETURN(c)	(9.85%)		5.77%	7.64%
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$263,799		$306,524	$351,595
RATIOS TO AVERAGE NET ASSETS
Operating expenses (d)	1.20	%(e)	1.17%	1.25	%(e)
Net investment loss	(1.17	%)(e)	(1.13%)	(1.23	%)(e)
PORTFOLIO TURNOVER RATE(f)(g)	0%		0%	0%

(a)	Commenced operations on October 2, 2017.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	19

Beacon Planned
Return Strategy Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Period Presented

(d)

According to the Fund’s shareholder services plan with respect to the Fund’s Institutional Class shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund during the period ended March 31, 2020, the period ended September 30, 2019, and the period ended September 30, 2018, respectively, in the amount of 0.00% (annualized), 0.14% (annualized), and 0.06% (annualized) of average net assets of Institutional Class shares.

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.
(g)	All securities whose maturity or expiration date at time of acquisition were one year or less are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

20	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and the primary investment objectives are to deliver capital appreciation and generate positive alpha for the Beacon Accelerated Return Strategy Fund, and capital preservation and capital appreciation for the Beacon Planned Return Strategy Fund. The Funds currently offer Institutional Class shares. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange (“CBOE”). Flexible Exchange Options are valued based on prices supplied by an independent third-party pricing service, which utilizes pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Semi-Annual Report | March 31, 2020	21

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

BEACON ACCELERATED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$91,352,414	$–	$91,352,414
Short Term Investments	4,490,474	–	–	4,490,474
Total	$4,490,474	$91,352,414	$–	$95,842,888

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(1,485,224)	$–	$(1,485,224)
TOTAL	$–	$(1,485,224)	$–	$(1,485,224)

22	www.beacontrust.com

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

BEACON PLANNED RETURN STRATEGY FUND

Investments in Securities at Value	Level 1 -Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Purchased Option Contracts	$–	$298,981,962	$–	$298,981,962
Short Term Investments	5,285,525	–	–	5,285,525
Total	$5,285,525	$298,981,962	$–	$304,267,487

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Liabilities
Written Option Contracts	$–	$(40,106,841)	$–	$(40,106,841)
TOTAL	$–	$(40,106,841)	$–	$(40,106,841)

There were no Level 3 securities held during the year.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: The Funds place their cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution and services plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the period ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions and has concluded that as of March 31, 2020, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Semi-Annual Report | March 31, 2020	23

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short- term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

Each Fund’s principal investment strategy permits it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency contracts, currency swaps and purchased and written options. In doing so, the Funds may employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

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Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for nonhedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the U.S. Commodity Futures Trading Commission, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

The Funds use FLEX Options, which are customized equity or index option contracts that trade on an exchange, but that provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. Like standardized exchange-traded options, FLEX Options are guaranteed for settlement by The Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. FLEX Options provide investors with the ability to customize key terms, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of Over-the-Counter (“OTC”) options positions. The Funds bear the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In a less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices.

Semi-Annual Report | March 31, 2020	25

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

Purchased Options: When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

Written Options: When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

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Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

The average option contract notional amount during the period ended March 31, 2020, is noted below for each of the Funds.

Derivative Type	Unit of Measurement	Monthly Average
Beacon Accelerated Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$221,179,403
Written Option Contracts	Notional value of contracts outstanding	$221,179,403

Derivative Type	Unit of Measurement	Monthly Average
Beacon Planned Return Strategy Fund
Purchased Option Contracts	Notional value of contracts outstanding	$1,012,094,442
Written Option Contracts	Notional value of contracts outstanding	$1,012,094,442

Derivative Instruments: The following tables disclose the amounts related to the Funds’ use of Derivative instruments.

The effect of derivative instruments on the Statements of Assets and Liabilities as of March 31, 2020:

Risk Exposure	Statements of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statements of Assets and Liabilities Location	Fair Value of Liability Derivatives
Beacon Accelerated Return Strategy Fund
Equity Contracts
(Purchased Options/Written Options)	Investments, at value	$91,352,414	Written Options, at value	$1,485,224
		$91,352,414		$1,485,224
Beacon Planned Return Strategy Fund
Equity Contracts
(Purchased Options/Written Options)	Investments, at value	$298,981,962	Written Options, at value	$40,106,841
		$298,981,962		$40,106,841

Semi-Annual Report | March 31, 2020	27

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

The effect of derivative instruments on the Statements of Operations for the period ended March 31, 2020:

Risk Exposure	Statements of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Beacon Accelerated Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$11,864,918	$(25,885,672)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	(4,911,794)	5,129,518
Total		$6,953,124	$(20,756,154)
Beacon Planned Return Strategy Fund
Equity Contracts (Purchased Options)	Net realized gain/(loss) on investments/Net change in unrealized appreciation/ (depreciation) on investments	$31,930,995	$(44,369,811)
Equity Contracts (Written Options)	Net realized gain/(loss) on written option contracts/Net change in unrealized appreciation/ (depreciation) on written option contracts	(17,433,979)	2,705,383
Total		$14,497,016	$(41,664,428)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

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Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

The tax character of distributions paid during the fiscal year ended September 30, 2019, were as follows:

	Ordinary Income	Long-Term Capital Gains
Beacon Accelerated Return Strategy Fund	$6,405,718	$11,577,832
Beacon Planned Return Strategy Fund	7,760,438	16,645,890

Unrealized Appreciation and Depreciation on Investments and Derivative Instruments: As of March 31, 2020, the aggregate costs of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation of instruments and derivative instruments for Federal tax purposes were as follows:

	Beacon Accelerated Return Strategy Fund	Beacon Planned Return Strategy Fund
Gross unrealized appreciation (excess of value over tax cost)(a)	$4,060,613	$55,737,060
Gross unrealized depreciation (excess of tax cost over value)(a)	(17,828,635)	(83,180,499)
Net unrealized appreciation	$(13,768,022)	$(27,443,439)
Cost of investments for income tax purposes	$112,970,632	$328,743,493

(a)	Includes appreciation/(depreciation) on written options.

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the period ended March 31, 2020 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Beacon Accelerated Return Strategy Fund	$–	$–
Beacon Planned Return Strategy Fund	–	–

6. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% short-term redemption fee deducted from the redemption amount. For the period ended March 31, 2020, the redemption fees charged by the Funds, if any, are presented in the Statements of Changes in Net Assets.

Semi-Annual Report | March 31, 2020	29

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Beacon Accelerated Return Strategy Fund
Class A(a)
Shares sold	–	–
Shares issued in reinvestment of distributions to shareholders	–	158
Shares redeemed	–	(1,085)
Net decrease in shares outstanding	–	(927)
Institutional Class
Shares sold	18,529	2,080,398
Shares issued in reinvestment of distributions to shareholders	478,331	2,098,463
Shares redeemed	(1,010,991)	(6,123,424)
Net decrease in shares outstanding	(514,131)	(1,944,563)
Beacon Planned Return Strategy Fund
Class A(a)
Shares sold	–	–
Shares issued in reinvestment of distributions to shareholders	–	83
Shares redeemed	–	(1,040)
Net decrease in shares outstanding	–	(957)
Institutional Class
Shares sold	1,595,355	2,426,904
Shares issued in reinvestment of distributions to shareholders	1,680,023	2,368,365
Shares redeemed	(2,745,538)	(8,191,159)
Net increase/(decrease) in shares outstanding	529,840	(3,395,890)

(a)	Effective as of September 26, 2019, the Fund has suspended the offering of its Class A shares.

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 97% of the outstanding shares of the Beacon Accelerated Return Strategy Fund are held by one omnibus account. Approximately 87% of the outstanding shares of the Beacon Planned Return Strategy Fund are owned by one omnibus account. Share transaction activities of these shareholders could have a material impact on the Funds.

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Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

7. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Beacon Investment Advisory Services, Inc. (the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rate is 1.00% based on average daily net assets for the Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund. The initial term of the Advisory Agreement is two years. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of 12b-1 fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses to an annual rate of 1.40% of the Beacon Accelerated Return Strategy Fund’s average daily net assets for the Institutional Class shares and 1.40% of the Beacon Planned Return Strategy Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2021, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. There were no fees waived or reimbursed for the period ended March 31, 2020.

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assist in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the period ended March 31, 2020 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Semi-Annual Report | March 31, 2020	31

Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of each Fund’s Institutional Class shares, respectively, to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees paid by the Funds are disclosed in the Statements of Operations.

8. TRUSTEES

As of March 31, 2020, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $11,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $2,500. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 7, the Fund pays ALPS an annual fee for compliance services.

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Beacon Funds Trust	Notes to Financial Statements
March 31, 2020 (Unaudited)

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2020	33

Beacon Funds Trust	Additional Information
March 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-894-9222 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-866-377-8090 or by writing to Beacon Trust at 163 Madison Avenue, Suite 600, Morristown, New Jersey 07960.

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Intentionally Left Blank

This material must be preceded by a prospectus.
The Beacon Funds are distributed by ALPS Distributors, Inc.

SEMI-ANNUAL

March 31, 2020

Kansas Tax-Exempt Bond Fund  |  Institutional Class (SEKSX)

Kansas Tax-Exempt Bond Fund  |  Class A (IKSTX)

Portfolio Update	1
Disclosure of Fund Expenses	3
Portfolio of Investments	4
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	15
Additional Information	21

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.carret.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-888-266-8787 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.carret.com.

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update
March 31, 2020 (Unaudited)

Average Annual Total Returns (as of March 31, 2020)

	6 Month	1 Year	5 Year	10 Year	Since Inception*
Carret Kansas Tax-Exempt Bond Fund - Institutional Class	1.24%	4.41%	2.50%	3.39%	4.55%
Carret Kansas Tax-Exempt Bond Fund – Class A (NAV)	1.12%	4.05%	2.15%	3.02%	4.21%
Carret Kansas Tax-Exempt Bond Fund – Class A (MOP)	-3.20%	-0.39%	1.26%	2.57%	4.06%
Bloomberg Barclays US Municipal Bond: 7 Year (6-8) Index(a)	-0.03%	2.91%	2.68%	3.69%	2.57%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 287-7933.

*

The Fund commenced operations on May 22, 2007. The Predecessor Fund, American Independence Kansas Tax-Exempt Bond Fund, managed by Manifold Fund Advisors, LLC, was reorganized into the American Independence Kansas Tax-Exempt Bond Fund on September 24, 2018. Manifold Partners, LLC had been the Fund’s investment adviser from September 24, 2018, through September 13, 2019, with Carret Asset Management, LLC serving as sub-adviser. Effective September 13, 2019, Manifold Partners, LLC ceased providing investment advisory services to the Fund and Carret Asset Management, LLC, became the Fund’s investment adviser. Fund performance prior to September 24, 2018, is reflective of the past performance of the Predecessor Fund. The Institutional Class of the Predecessor Fund commenced operations on December 10, 1990. Class A of the Predecessor Fund commenced operations on August 6, 2002.

(a)

The Bloomberg Barclays 7-Year Municipal Bond Index is a total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6 to 8 years.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 4.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class and Class A shares (as reported in the January 28, 2020 Prospectus) are 0.55% and 0.48% and 0.88% and 0.73%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Semi-Annual Report | March 31, 2020	1

Carret Kansas Tax-Exempt Bond Fund	Portfolio Update
March 31, 2020 (Unaudited)

Performance of $3,000,000 Initial Investment (as of March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $3,000,000 in the Institutional Class. Due to differing expenses, performance of Class A will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Portfolio Diversification (% of Net Assets as of March 31, 2020)

2

Carret Kansas Tax-Exempt Bond Fund	Disclosure of Fund Expenses
March 31, 2020 (Unaudited)

Examples. As a shareholder of the Carret Kansas Tax-Exempt Bond Fund, you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2019 and held through March 31, 2020.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2019 – March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
	Beginning	Ending		During Period
	Account Value	Account Value	Expense	October 1, 2019 -
	October 1, 2019	March 31, 2020	Ratio(a)	March 31, 2020(b)
Carret Kansas Tax-Exempt Bond Fund
Institutional Class
Actual	$ 1,000.00	$ 1,012.40	0.48%	$ 2.41
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.60	0.48%	$ 2.43
Class A
Actual	$ 1,000.00	$ 1,011.20	0.73%	$ 3.67
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.35	0.73%	$ 3.69

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)

Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2020	3

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (98.85%)
Education (41.31%)(a)
Barton Community College, Certificate Participation Bonds
4.000%, 12/01/2032	$555,000	$620,917
4.000%, 12/01/2034	250,000	276,648
Bourbon County Unified School District No. 234-Fort Scott, General Obligation Unlimited Bonds
5.000%, 09/01/2025	355,000	408,459
Butler County Unified School District No. 206 Remington, General Obligation Unlimited Bonds
3.000%, 09/01/2034	1,000,000	1,041,790
3.000%, 09/01/2035	510,000	529,768
Butler County Unified School District No. 385 Andover, General Obligation Unlimited Bonds
4.000%, 09/01/2030	690,000	806,299
4.000%, 09/01/2031	500,000	575,870
5.000%, 09/01/2032	2,750,000	3,408,240
5.000%, 09/01/2034	2,000,000	2,458,300
Butler County Unified School District No. 490 El Dorado, General Obligation Unlimited Bonds
4.000%, 09/01/2034	1,000,000	1,132,860
4.000%, 09/01/2036	500,000	560,285
Dodge City Community College, Revenue Bonds
5.125%, 04/01/2030	250,000	250,000
Douglas County Unified School District No. 497 Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,743,435
4.000%, 09/01/2033	500,000	552,665
Finney County Unified School District No. 457 Garden City, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,500,000	1,706,770
5.000%, 09/01/2027	800,000	975,776
Ford County Unified School District No. 443 Dodge City, General Obligation Unlimited Bonds
4.000%, 03/01/2034	1,000,000	1,126,910
Franklin County Unified School District No. 290 Ottawa, General Obligation Unlimited Bonds
4.000%, 09/01/2040	250,000	272,048
5.000%, 09/01/2031	1,715,000	2,023,649
5.000%, 09/01/2032	150,000	177,136
5.000%, 09/01/2033	1,000,000	1,176,030
Geary County Unified School District No. 475, General Obligation Unlimited Bonds
4.000%, 09/01/2038	2,000,000	2,193,800
4.000%, 09/01/2043	1,000,000	1,090,400
Hutchinson Community College & Area Vocational School, Certificate Participation Bonds
4.000%, 10/01/2037	1,700,000	1,744,659
Johnson & Miami Counties Unified School District No. 230 Spring Hills, General Obligation Unlimited Bonds
4.000%, 09/01/2031	400,000	460,996
4.000%, 09/01/2033	1,000,000	1,140,940
4.000%, 09/01/2035	1,000,000	1,134,910
5.000%, 09/01/2030	1,970,000	2,395,264
5.250%, 09/01/2029	1,500,000	1,579,680
Johnson County Unified School District No. 232 De Soto, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,165,000	1,369,842
4.000%, 09/01/2032	1,745,000	2,045,332
Johnson County Unified School District No. 233 Olathe, General Obligation Unlimited Bonds
4.000%, 09/01/2031	1,000,000	1,150,740
4.000%, 09/01/2033	905,000	1,003,405
4.000%, 09/01/2035	790,000	872,144
4.000%, 09/01/2036	480,000	528,806
Johnson County Unified School District No. 512 Shawnee Mission, General Obligation Unlimited Bonds
5.000%, 10/01/2032	1,000,000	1,198,030
Kansas Development Finance Authority, Revenue Bonds
3.000%, 05/01/2030	450,000	469,422
4.000%, 05/01/2034	1,000,000	1,049,310

See Notes to Financial Statements.

4

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Leavenworth County Unified School District No. 453, General Obligation Unlimited Bonds
4.000%, 09/01/2036	$1,000,000	$1,115,460
Leavenworth County Unified School District No. 458, General Obligation Unlimited Bonds
5.000%, 09/01/2037	1,165,000	1,427,008
5.000%, 09/01/2038	1,000,000	1,219,830
Leavenworth County Unified School District No. 464, General Obligation Unlimited Bonds
4.000%, 09/01/2034	675,000	769,709
4.000%, 09/01/2036	465,000	526,441
Leavenworth County Unified School District No. 469, General Obligation Unlimited Bonds
4.000%, 09/01/2030	900,000	947,430
Montgomery County Unified School District No. 446 Independence, General Obligation Unlimited Bonds
5.000%, 09/01/2030	1,715,000	2,074,704
Riley County Unified School District No. 378 Riley, General Obligation Unlimited Bonds
3.000%, 09/01/2039	925,000	965,626
Riley County Unified School District No. 383 Manhattan-Ogden, General Obligation Unlimited Bonds
5.000%, 09/01/2028	1,220,000	1,498,123
Saline County Unified School District No. 305 Salina, General Obligation Unlimited Bonds
4.000%, 09/01/2034	440,000	505,336
Scott County Unified School District No. 466 Scott City, General Obligation Unlimited Bonds
4.000%, 09/01/2037	1,000,000	1,089,150
Sedgwick County Unified School District No. 260 Derby, General Obligation Unlimited Bonds
3.500%, 10/01/2036	845,000	915,896
5.000%, 10/01/2029	340,000	373,194
Sedgwick County Unified School District No. 261 Haysville, General Obligation Unlimited Bonds
2.500%, 11/01/2030	500,000	501,405
5.000%, 11/01/2023	5,000	5,016
Sedgwick County Unified School District No. 262 Valley Center, General Obligation Unlimited Bonds
4.000%, 09/01/2030	500,000	550,900
5.000%, 09/01/2033	750,000	871,807
Sedgwick County Unified School District No. 264 Clearwater, General Obligation Unlimited Bonds
4.000%, 09/01/2029	530,000	604,163
Sedgwick County Unified School District No. 265 Goddard, General Obligation Unlimited Bonds
5.000%, 10/01/2024	370,000	431,065
Sedgwick County Unified School District No. 266 Maize, General Obligation Unlimited Bonds
4.000%, 09/01/2032	750,000	873,795
Sedgwick County Unified School District No. 267 Renwick, General Obligation Unlimited Bonds
4.000%, 11/01/2033	350,000	400,596
4.000%, 11/01/2034	425,000	484,649
4.000%, 11/01/2035	635,000	721,347
Sedgwick County Unified School District No. 268 Cheney, General Obligation Unlimited Bonds
3.000%, 09/01/2029	615,000	641,851
Seward County Unified School District No. 480 Liberal, General Obligation Unlimited Bonds
4.000%, 09/01/2028	1,000,000	1,153,880
4.000%, 09/01/2032	500,000	569,415
5.000%, 09/01/2029	2,390,000	2,834,516
Sumner County Unified School District No. 353 Wellington, General Obligation Unlimited Bonds
5.000%, 09/01/2026	230,000	257,432
Washburn University/Topeka, Revenue Bonds
4.000%, 07/01/2041	330,000	355,631
5.000%, 07/01/2035	500,000	579,545
Wyandotte County Unified School District No. 202 Turner, General Obligation Unlimited Bonds
4.000%, 09/01/2038	1,225,000	1,369,991
Wyandotte County Unified School District No. 203 Piper, General Obligation Unlimited Bonds
5.000%, 09/01/2038	1,000,000	1,234,990

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	5

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
Education (continued)
Wyandotte County Unified School District No. 500 Kansas City, General Obligation Unlimited Bonds
5.000%, 09/01/2030	$500,000	$608,280
Total Education		71,729,716

General Obligation (24.53%)
Ashland Public Building Commission, Revenue Bonds
4.000%, 09/01/2020	110,000	110,859
5.000%, 09/01/2035	720,000	773,259
City of Abilene, General Obligation Unlimited Bonds
4.300%, 09/01/2027	150,000	151,975
4.600%, 09/01/2030	500,000	507,200
City of Dodge City, Revenue Bonds
4.000%, 06/01/2024	230,000	253,421
City of Haysville, Certificate Participation Bonds
4.125%, 11/01/2032	460,000	440,565
City of Junction City, General Obligation Unlimited Bonds
4.500%, 09/01/2031	1,000,000	1,013,090
City of Lawrence, General Obligation Unlimited Bonds
4.000%, 09/01/2030	470,000	544,345
4.000%, 09/01/2031	445,000	512,079
City of Manhattan, General Obligation Unlimited Bonds
4.000%, 11/01/2031	400,000	478,296
5.000%, 11/01/2025	570,000	682,837
5.000%, 11/01/2029	800,000	1,042,752
City of Merriam, General Obligation Unlimited Bonds
5.000%, 10/01/2027	1,670,000	2,114,354
City of Newton, General Obligation Unlimited Bonds
4.000%, 09/01/2023	250,000	271,533
City of Olathe, General Obligation Unlimited Bonds
4.000%, 10/01/2028	1,315,000	1,532,014
City of Park City, General Obligation Unlimited Bonds
5.375%, 12/01/2025	5,000	5,010
City of Phillipsburg, Revenue Bonds
4.500%, 10/01/2028	545,000	552,412
City of Salina, General Obligation Unlimited Bonds
3.000%, 10/01/2033	620,000	656,568
3.000%, 10/01/2036	680,000	711,878
City of Shawnee, General Obligation Unlimited Bonds
4.000%, 12/01/2027	425,000	477,696
City of Spring Hill, General Obligation Unlimited Bonds
4.000%, 09/01/2029	810,000	949,798
City of Topeka, General Obligation Unlimited Bonds
2.000%, 08/15/2026	1,000,000	1,005,150
City of Wichita, General Obligation Unlimited Bonds
3.000%, 10/01/2030	720,000	782,158
4.000%, 06/01/2026	475,000	481,702
4.000%, 06/01/2027	780,000	790,959
4.000%, 12/01/2029	250,000	257,485
4.000%, 06/01/2030	820,000	962,417
5.000%, 12/01/2025	500,000	603,650
County of Clay, General Obligation Unlimited Bonds
4.000%, 10/01/2036	750,000	813,495
County of Geary, General Obligation Unlimited Bonds
4.000%, 09/01/2030	415,000	473,262
County of Johnson, General Obligation Unlimited Bonds
3.000%, 09/01/2030	400,000	414,056
4.000%, 09/01/2028	1,125,000	1,288,013

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
General Obligation (continued)
County of Linn, General Obligation Unlimited Bonds
4.000%, 07/01/2032	$505,000	$591,633
County of Scott, General Obligation Unlimited Bonds
5.000%, 04/01/2028	500,000	500,000
Johnson County Public Building Commission, Revenue Bonds
4.000%, 09/01/2029	650,000	724,620
4.000%, 09/01/2030	500,000	556,035
4.000%, 09/01/2031	1,500,000	1,664,085
Kansas Development Finance Authority, Revenue Bonds
4.000%, 10/01/2020	250,000	253,472
4.000%, 11/01/2030	800,000	924,824
4.000%, 11/01/2031	1,100,000	1,268,256
5.000%, 04/01/2026	1,485,000	1,642,737
5.000%, 09/01/2026	630,000	764,814
5.000%, 04/01/2031	1,000,000	1,106,880
5.000%, 04/01/2034	2,000,000	2,206,460
Overland Park Transportation Development District, Revenue Bonds
5.900%, 04/01/2032	850,000	852,006
Unified Government of Greeley County, General Obligation Unlimited Bonds
4.000%, 12/01/2029	250,000	283,690
4.000%, 12/01/2032	100,000	110,966
Wyandotte County-Kansas City Unified Government, General Obligation Unlimited Bonds
2.000%, 08/01/2033	1,000,000	1,000,770
4.000%, 08/01/2029	685,000	800,066
4.000%, 08/01/2030	1,560,000	1,734,723
4.000%, 08/01/2031	930,000	984,554
5.000%, 08/01/2025	815,000	967,894
5.000%, 08/01/2029	1,000,000	1,011,400
Wyandotte County-Kansas City Unified Government, Revenue Bonds
4.875%, 10/01/2028	370,000	340,822
5.000%, 12/01/2023	570,000	641,928
Total General Obligation		42,586,923

Health Care (5.68%)
Abilene Public Building Commission, Revenue Bonds
4.000%, 12/01/2029	325,000	379,041
4.000%, 12/01/2031	445,000	510,575
City of Manhattan, Revenue Bonds
5.000%, 11/15/2029	680,000	730,946
City of Olathe, Revenue Bonds
4.000%, 09/01/2030	450,000	465,335
City of Wichita, Revenue Bonds
5.000%, 11/15/2029	1,570,000	1,666,681
Kansas Development Finance Authority, Revenue Bonds
4.000%, 04/01/2024	230,000	230,000
4.500%, 04/01/2022	225,000	225,000
5.000%, 04/01/2029	650,000	650,000
5.000%, 11/15/2032	1,500,000	1,594,050
5.000%, 11/15/2034	350,000	370,720
Lyon County Public Building Commission, Revenue Bonds
5.000%, 12/01/2035	1,335,000	1,594,924
Pawnee County Public Building Commission, Revenue Bonds
4.000%, 02/15/2031	145,000	149,364
University of Kansas Hospital Authority, Revenue Bonds
5.000%, 09/01/2028	250,000	294,970
5.000%, 09/01/2030	350,000	411,243

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	7

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
Health Care (continued)
5.000%, 09/01/2031	$500,000	$586,290
Total Health Care		9,859,139

Housing (1.74%)
Pratt County Public Building Commission, Revenue Bonds
3.250%, 12/01/2032	655,000	655,622
Topeka Public Building Commission, Revenue Bonds
5.000%, 06/01/2027	2,355,000	2,369,884
Total Housing		3,025,506

Public Services (1.06%)
Johnson County Park & Recreation District, Certificate Participation Bonds
3.000%, 09/01/2028	1,165,000	1,263,676
3.000%, 09/01/2029	535,000	575,949
Total Public Services		1,839,625

Transportation (10.57%)
Kansas Turnpike Authority, Revenue Bonds
5.000%, 09/01/2031	630,000	823,296
5.000%, 09/01/2032	500,000	651,700
5.000%, 09/01/2036	1,000,000	1,282,110
5.000%, 09/01/2037	1,000,000	1,276,770
5.000%, 09/01/2038	900,000	1,144,161
State of Kansas Department of Transportation, Revenue Bonds
5.000%, 09/01/2023	200,000	224,866
5.000%, 09/01/2028	1,500,000	1,862,820
5.000%, 09/01/2029	1,000,000	1,175,150
5.000%, 09/01/2031	3,020,000	3,708,107
5.000%, 09/01/2032	500,000	612,620
5.000%, 09/01/2033	1,445,000	1,683,859
5.000%, 09/01/2034	3,260,000	3,903,213
Total Transportation		18,348,672

Utilities (13.96%)
City of Lawrence Water & Sewage System, Revenue Bonds
4.000%, 11/01/2038	1,000,000	1,099,410
City of Olathe Water & Sewer System, Revenue Bonds
3.000%, 07/01/2030	675,000	727,238
3.000%, 07/01/2031	555,000	596,214
3.000%, 07/01/2032	745,000	798,551
3.000%, 07/01/2033	755,000	805,879
4.000%, 07/01/2024	250,000	275,653
City of Topeka Combined Utility, Revenue Bonds
3.375%, 08/01/2032	1,335,000	1,340,380
3.500%, 08/01/2033	2,285,000	2,294,414
4.000%, 08/01/2026	2,600,000	2,698,722
City of Wichita Water & Sewer Utility, Revenue Bonds
3.000%, 10/01/2029	1,180,000	1,288,277
3.250%, 10/01/2031	1,070,000	1,078,517
3.375%, 10/01/2039	1,000,000	1,062,180
4.000%, 10/01/2029	1,000,000	1,014,590
5.000%, 10/01/2025	1,000,000	1,055,450
5.000%, 10/01/2028	2,650,000	2,796,943
Kansas Power Pool, Revenue Bonds
5.000%, 12/01/2023	200,000	215,536
5.000%, 12/01/2028	700,000	812,028

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Principal Amount	Value (Note 2)
Utilities (continued)
Wyandotte County-Kansas City Unified Government Utility System, Revenue Bonds
5.000%, 09/01/2027	$1,300,000	$1,366,911
5.000%, 09/01/2031	1,350,000	1,604,471
5.000%, 09/01/2032	1,090,000	1,182,879
5.000%, 09/01/2033	100,000	117,037
Total Utilities		24,231,280

TOTAL MUNICIPAL BONDS
(Cost $165,149,706)		171,620,861

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.56%)
Money Market Fund
Federated Treasury Obligations Fund	0.070%	974,961	$974,961
Total Money Market Fund			974,961

TOTAL SHORT TERM INVESTMENTS
(Cost $974,961)			974,961

TOTAL INVESTMENTS (99.41%)
(Cost $166,124,667)			$172,595,822

OTHER ASSETS IN EXCESS OF LIABILITIES (0.59%)			1,021,760

NET ASSETS (100.00%)			$173,617,582

(a)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	9

Carret Kansas Tax-Exempt Bond Fund	Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

ASSETS:
Investments, at value (Cost $166,124,667)	$172,595,822
Receivable for investments sold	1,006
Receivable for shares sold	27,340
Dividends and interest receivable	1,472,552
Other assets	20,038
Total Assets	174,116,758

LIABILITIES:
Distributions payable	338,597
Payable for administration and transfer agency fees	70,910
Payable for shares redeemed	23,859
Payable to adviser	30,134
Payable for distribution and service fees	918
Payable for printing	1,802
Payable for professional fees	8,727
Payable for trustees’ fees and expenses	5,904
Payable to Chief Compliance Officer fees	6,750
Accrued expenses and other liabilities	11,575
Total Liabilities	499,176
NET ASSETS	$173,617,582

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$167,092,066
Total distributable earnings/(deficit)	6,525,516
NET ASSETS	$173,617,582

PRICING OF SHARES
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.96
Net Assets	$169,252,410
Shares of beneficial interest outstanding	15,449,691
Class A :
Net Asset Value, offering and redemption price per share	$10.96
Net Assets	$4,365,172
Shares of beneficial interest outstanding	398,415
Maximum offering price per share(a)	$11.44

(a)	Net Asset Value/100% minus maximum sales charge of net asset value, 4.25% for the Fund, adjusted to the nearest cent.

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:
Dividends	$15,375
Interest	2,508,073
Total Investment Income	2,523,448
EXPENSES:
Investment advisory fees (Note 6)	277,059
Administration fees	125,701
Distribution fees
Class A	5,326
Custody fees	9,288
Legal fees	17,760
Audit and tax fees	8,344
Transfer agent fees	24,554
Trustees fees and expenses	10,907
Registration and filing fees	17,873
Printing fees	3,779
Chief Compliance Officer fees	15,737
Insurance fees	3,797
Other expenses	4,681
Total Expenses	524,806
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(73,535)
Class A	(2,802)
Total fees waived/reimbursed by investment adviser	(76,337)
Net Expenses	448,469
NET INVESTMENT INCOME	2,074,979

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	(16,839)
Net realized loss	(16,839)
Change in unrealized appreciation/(depreciation) on:
Investments	102,514
Net change	102,514

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	85,675
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,160,654

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	11

Carret Kansas Tax-Exempt Bond Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment income	$2,074,979	$4,051,887
Net realized gain/(loss) on investments	(16,839)	509,100
Net change in unrealized appreciation on investments	102,514	5,558,630
Net increase in net assets resulting from operations	2,160,654	10,119,617

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(2,404,517)	(4,455,855)
Class A	(51,475)	(115,546)
Total distributions	(2,455,992)	(4,571,401)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	9,878,375	61,548,180
Dividends reinvested	364,796	556,903
Shares redeemed	(20,110,157)	(21,338,286)
Net increase/(decrease) from beneficial share transactions	(9,866,986)	40,766,797
Class A
Shares sold	279,762	19,887
Dividends reinvested	40,996	90,632
Shares redeemed	(94,990)	(854,924)
Net increase/(decrease) from beneficial share transactions	225,768	(744,405)

Net increase/(decrease) in net assets	(9,936,556)	45,570,608

NET ASSETS:
Beginning of period	183,554,138	137,983,530
End of period	$173,617,582	$183,554,138

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(a)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$10.97		$10.59	$10.88		$11.09	$11.11	$11.16	$10.80

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.12		0.28	0.27		0.32	0.33	0.35	0.37 (c)
Net realized and unrealized gain/(loss) on investments	0.01		0.42	(0.29)		(0.21)	(0.02)	(0.05)	0.36
Total from investment operations	0.13		0.70	(0.02)		0.11	0.31	0.30	0.73

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.28)	(0.27)		(0.32)	(0.33)	(0.35)	(0.37)
From net realized gains on investments	(0.02)		(0.04)	–		–	–	–	–
Total Distributions	(0.14)		(0.32)	(0.27)		(0.32)	(0.33)	(0.35)	(0.37)
NET INCREASE/(DECREASE) IN NET
ASSET VALUE	(0.01)		0.38	(0.29)		(0.21)	(0.02)	(0.05)	0.36
NET ASSET VALUE, END OF PERIOD	$10.96		$10.97	$10.59		$10.88	$11.09	$11.11	$11.16

TOTAL RETURN(d)	1.24%		6.77%	(0.15%)		1.04%	2.80%	2.70%	6.89%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$169,252		$179,409	$133,235		$167,374	$190,780	$181,983	$183,423

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.56	%(e)	0.55%	0.75	%(e)	0.61%	0.60%	0.60%	0.58%
Operating expenses including reimbursement/waiver	0.48	%(e)	0.48%	0.56	%(e)	0.48%	0.48%	0.48%	0.48%
Net investment income including reimbursement/waiver	2.25	%(e)	2.62%	2.80	%(e)	2.95%	2.94%	3.12%	3.39%

PORTFOLIO TURNOVER RATE(f)	6%		12%	14%		9%	10%	13%	1%

(a)

Effective September 24, 2018, the Carret Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. In connection with the merger, the fiscal year-end changed from October 31 to September 30.

(b)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(c)	Calculated based on ending shares outstanding during the period.
(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	13

Carret Kansas Tax-Exempt Bond Fund	Financial Highlights

Class A	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Period Ended September 30, 2018(a) (b)		For the Year Ended October 31, 2017	For the Year Ended October 31, 2016	For the Year Ended October 31, 2015	For the Year Ended October 31, 2014
NET ASSET VALUE, BEGINNING OF PERIOD	$10.97		$10.59	$10.88		$11.09	$11.11	$11.16	$10.80

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(c)	0.11		0.26	0.24		0.28	0.29	0.31	0.33 (d)
Net realized and unrealized gain/(loss) on investments	0.01		0.42	(0.29)		(0.21)	(0.02)	(0.05)	0.36
Total from investment operations	0.12		0.68	(0.05)		0.07	0.27	0.26	0.69

LESS DISTRIBUTIONS:
From net investment income	(0.11)		(0.26)	(0.24)		(0.28)	(0.29)	(0.31)	(0.33)
From net realized gains on investments	(0.02)		(0.04)	–		–	–	–	–
Total Distributions	(0.13)		(0.30)	(0.24)		(0.28)	(0.29)	(0.31)	(0.33)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(0.01)		0.38	(0.29)		(0.21)	(0.02)	(0.05)	0.36
NET ASSET VALUE, END OF PERIOD	$10.96		$10.97	$10.59		$10.88	$11.09	$11.11	$11.16

TOTAL RETURN(e)	1.12%		6.50%	(0.51%)		0.65%	2.41%	2.34%	6.47%

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$4,365		$4,145	$4,748		$11,462	$11,509	$10,620	$10,186

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	0.86	%(f)	0.88%	1.25	%(f)	1.11%	1.10%	1.03%	1.08%
Operating expenses including reimbursement/waiver	0.73	%(f)	0.73%	0.94	%(f)	0.87%	0.87%	0.83%	0.87%
Net investment income including reimbursement/waiver	2.00	%(f)	2.40%	2.43	%(f)	2.56%	2.55%	2.76%	3.00%

PORTFOLIO TURNOVER RATE(g)	6%		12%	14%		9%	10%	13%	1%

(a)

Effective September 24, 2018, the Carret Kansas Tax-Exempt Bond Fund merged with and into a clone series of ALPS Series Trust. In connection with the merger, the fiscal year-end changed from October 31 to September 30.

(b)

Class C shares were merged into Class A on September 24, 2018. The amounts presented represent the results of the Class A shares for the periods prior to the merger and the results of the combined share class for the period subsequent to the merger.

(c)	Per share amounts are based upon average shares outstanding, unless otherwise noted.
(d)	Calculated based on ending shares outstanding during the period.
(e)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Carret Kansas Tax-Exempt Bond Fund (the “Fund” or “Kansas Tax-Exempt Bond Fund”). On September 13, 2019, Carret Asset Management, LLC became the adviser to the Kansas Tax-Exempt Bond Fund, changing the Fund’s name from American Independence to Carret. The Fund’s investment objective is to preserve capital while producing current income for the investor that is exempt from both federal and Kansas state income taxes. The Fund is considered non-diversified and may invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund. The Fund currently offers Institutional Class Shares and Class A Shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and shares of registered investment companies that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”). Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | March 31, 2020	15

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bonds	$–	$171,620,861	$–	$171,620,861
Short Term Investments	974,961	–	–	974,961
Total	$974,961	$171,620,861	$–	$172,595,822

*	For a detailed Sector breakdown, see the accompanying Portfolio of Investments.

There were no Level 3 securities held in the Fund at March 31, 2020.

Securities Purchased on a When-Issued Basis: The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high-quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

The Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of each Fund are charged to the operations of such class.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six month period ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned based on the effective yield method. Dividend income is recognized on the ex-dividend date. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: Distributions from net investment income for the Fund are declared daily and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short- term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its investment adviser has determined that so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi -annual report.

The tax character of distributions paid by the Fund for the fiscal year ended September 30, 2019, was as follows:

	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains
Kansas Tax-Exempt Bond Fund	$137,415	$3,914,477	$519,509

Semi-Annual Report | March 31, 2020	17

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2020, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

Kansas Tax-Exempt Bond Fund
Gross unrealized appreciation (excess of value over tax cost)	$6,558,224
Gross unrealized depreciation (excess of tax cost over value)	(87,069)
Net unrealized appreciation	$6,471,155
Cost of investments for income tax purposes	$166,124,667

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six month period ended March 31, 2020 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Kansas Tax-Exempt Bond Fund	$11,526,826	$18,237,291

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year or Period Ended September 30, 2019
Carret Kansas Tax-Exempt Bond Fund
Institutional Class
Shares sold	900,581	5,710,019
Shares issued in reinvestment of distributions to shareholders	33,332	52,366
Shares redeemed	(1,843,318)	(1,988,206)
Net increase/(decrease) in shares outstanding	(909,405)	3,774,179
Class A
Shares sold	25,447	1,842
Shares issued in reinvestment of distributions to shareholders	3,730	8,441
Shares redeemed	(8,694)	(80,824)
Net increase/(decrease) in shares outstanding	20,483	(70,541)

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 95% of the shares outstanding of the Fund are owned by one omnibus account.

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Effective September 13, 2019, Carret Asset Management, LLC (the “Adviser” or “Carret”), serves as the investment adviser to the Fund. The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (“Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.30% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The initial term of the Advisory Agreement is two years and the Board may extend the Advisory Agreement for additional one-year terms by approval at an in-person meeting called for the purpose of considering such matters. The Board and shareholders of the Fund may terminate the Advisory Agreement upon 60 days’ prior written notice. The Adviser may terminate the Advisory Agreement upon 120 days’ prior written notice.

Effective September 13, 2019, pursuant to a fee waiver letter agreement (“Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, distribution service fees (i.e., Rule 12b-1 fees), shareholder service fees, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business to 0.48% of the Fund’s average daily net assets for Institutional Class shares and Class A shares. The Fee Waiver Agreement is in effect through January 31, 2021. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust’s Board.

As of March 31, 2020, the balances of recoupable expenses for the Fund were as follows:

Kansas Tax-Exempt Bond Fund	Expiring in 2022	Expiring in 2023	Total
Institutional Class	$8,850	$73,535	$82,385
Class A	440	2,802	3,242

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six month period ended March 31, 2020, are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares of the Fund and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Class A Shares. Under the Shareholder Services Plan the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% of the average daily net assets of the Fund’s Class A Shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Starting as of September 24, 2018, the Board authorized 0.00% to be paid on shareholder servicing fees.

Semi-Annual Report | March 31, 2020	19

Carret Kansas Tax-Exempt Bond Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund was permitted to pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets. These fees consisted of up to 0.25% for shareholder services of the Class A share assets (which is currently not being charged) and up to 0.25% for distribution expenses, as defined by FINRA, of Class A share assets.

7. TRUSTEES

As of March 31, 2020, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $11,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $2,500. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Carret Kansas Tax-Exempt Bond Fund	Additional Information

March 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-800-444-7388 or (ii) on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-800-444-7388 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-212-593-3800 or by writing to Carret Asset Management at 320 Park Avenue, 18th Floor, New York, New York 10022.

Semi-Annual Report | March 31, 2020	21

This material must be preceded or accompanied by a prospectus. The Carret Kansas Tax-Exempt Bond Fund is distributed by ALPS Distributors, Inc

CLARKSTON FUNDS

CLARKSTON PARTNERS FUND
CLARKSTON FUND
CLARKSTON FOUNDERS FUND

Semi-Annual Report

MARCH 31, 2020

Shareholder Letter	2
Portfolio Update
Clarkston Partners Fund	5
Clarkston Fund	8
Clarkston Founders Fund	11
Disclosure of Fund Expenses	14
Portfolios of Investments
Clarkston Partners Fund	16
Clarkston Fund	18
Clarkston Founders Fund	20
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets
Clarkston Partners Fund	24
Clarkston Fund	25
Clarkston Founders Fund	26
Financial Highlights	28
Notes to Financial Statements	41
Disclosure Regarding Renewal and
Approval of Fund Advisory Agreement	52
Additional Information	54

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website at www.clarkstonfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.

If you invest directly with a Fund, you can call 1-844-680-6562 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.clarkstonfunds.com.

Clarkston Funds	Shareholder Letter

March 31, 2020 (Unaudited)

Dear Clarkston Funds Shareholders:

First and foremost, we hope all of you are safe and healthy during these turbulent times. Your wellbeing is of the utmost importance to us, and we are taking every precaution to stay safe and productive ourselves. Thanks to the invaluable efforts of our operations team, Clarkston Capital was able to swiftly respond to the coronavirus outbreak and transition to working remotely with minimal interruptions.

COVID-19 looms over the global economy at present, and uncertainty over the outbreak has turned fear into the main market driver. We have already seen the damage done to the travel, retail, and food service industries as quarantines and self-isolations have decimated their active consumer base. While we remain optimistic in the long-term, in the near future this will undeniably continue to prove disruptive. We as investors cannot make a confident assessment of how long or to what degree this crisis will affect the economy. Furthermore, we are not health policy experts: we will refrain from making any judgments about the virus or how the government should respond.

Our expertise lies in understanding businesses and valuation. While the unsung heroes on our operations team were hard at work maintaining our ability to work remotely, the portfolio management team was just as busy, making decisions based on the collective thousands of hours of research we performed over the past few years.

The market volatility facilitated by uncertainty over COVID-19 and its potential negative effect on the economy provided us with ample opportunity to invest the small arsenal of cash that we let build over the past few years when value was elusive. We added capital to new and existing Fund names whose share prices fell far below our assessment of their worth.

The recent 29% runup in the Russell 3000® Index from the March 23 low through April 27 has left us stunned how comfortable investors have grown with the discomfort of the pandemic and its potential economic disruption. As of April 27, the Russell 3000 was down a mere 12% year-to-date. It’s true that the U.S. federal government has provided over $2 trillion in relief to American households and businesses, and the Federal Reserve is taking a broad array of actions to mitigate some of the economic damage. Given that the ultimate reach and extent of the losses are still largely unknown, however, we are surprised to see investors acting somewhat sanguine.

Investors love to opine over the short and long-term economic effects of market disruptors and COVID-19 is no different. Some investors believe they can predict the future and how consumer behavior will change, and which businesses will benefit as a result. How many of these soothsayers guessed that a virus would knock this decade-long bull market to its knees? It’s too hard to know what the world looks like on the other side. People will be fearful and business will be tough, at least for a while. But we can’t see what the world looks like in three or five or ten years. No one can.

One strength we possess at Clarkston Capital is self-awareness: we know what we don’t know. Investing is plagued with uncertainties and unknowns. Understanding this is paramount in this business. The only way to navigate these uncertainties is to do good investment work, stress test multiple scenarios, and make decisions based on conservative estimates. We believe purchasing securities when their market price is significantly below our estimates of the company’s intrinsic value is one way to mitigate permanent loss of capital.

2	www.clarkstonfunds.com

Clarkston Funds	Shareholder Letter

March 31, 2020 (Unaudited)

While we are taking some precautions to protect the Funds’ capital as we invest during the pandemic, we also wanted to convey the things we are avoiding. It is our goal to not:

●	Play the guessing game and looking for “stocks” that we feel will hold up best because demand for their product or service rises temporarily in a virus-stricken environment. Cleaning supplies and exercise equipment might look attractive in a world full of lockdowns, but what do revenues and profits look like on the other side of the crisis?

●	Buy businesses whose share prices were trading at extreme valuations prior to the pandemic but have since fallen. If a business was 30% overvalued on December 31, 2019, falling 30% in March means it is now fairly valued. The share prices of those businesses continue to be above our estimates of the companies’ intrinsic values, and they are operating in a less stable economic environment.

●	Attempt to identify which “hot” trends will emerge on the back end of this crisis. We have never been good at identifying trends and would rather own businesses that operate in secularly attractive industries. We like to identify companies that are adept at managing change versus those that require change to prosper.

●	Search for a stock market “bottom.” For all we know we may have already hit the bottom on March 23. And if we did, we will sleep well at night knowing that we put a lot of capital to work at attractive values; a small portion of which was invested on March 23. We learned long ago to ignore timing and to focus on value. We may buy early, but a huge advantage of buying on the way down is that accumulating a large number of shares is much easier when share prices are falling than when they are rising. And, buying on the way down means you can average down at even more attractive prices if the shares continue to fall.

●	Pick yesterday’s winners. We are mindful that what works in one “bull” market may not work in the next. There were characteristics present during the last ten years that may have aided the operating performance and/or multiple expansion of certain enterprises in software, social networking, passive investing, mortgage, and housing industries.

Many of these are excellent businesses, but one needs to be careful in assessing their fair value when attributes like readily available capital, investor affinity for unprofitable revenue growth, changing demographics, and low interest rates may fail to be present during the next decade. While avoiding these five mistakes, we seek to identify high-quality businesses and buy them at attractive valuations, as we have since the inception of each Fund. We are, however, adding increased scrutiny due to the environment facilitated by COVID-19. We seek to ensure that every business in the Funds’ portfolios meets the following three criteria. The business must:

1.

Possess the financial wherewithal to live another day. The cash flow of many businesses will be impacted by shutdowns and changing consumer habits, especially over the next few months – those closer to the travel and food service industries will be particularly challenged. Even businesses with strong balance sheets will find their liquidity stressed. The greatest challenge is the uncertainty surrounding the duration of the pandemic, how deeply it affects the economy, consumers, and businesses, and how governments and central banks deal with the crisis and its effects on world economies. In dealing with this uncertainty, we have been stress testing all businesses to increase our understanding of their liquidity under multiple and worst-case scenarios. We want to ensure businesses have ample liquidity to weather the direst of circumstances, and possess attractive economics (recurring revenue, variable cost structure, etc.), resilient end markets, and sell essential products or mission critical services.

Semi-Annual Report | March 31, 2020	3

Clarkston Funds	Shareholder Letter

March 31, 2020 (Unaudited)

2.

Be able to prosper on the back end of the pandemic: When normality resumes, the company must possess the ability to return to prominence. Some businesses that prospered due to a certain trend or circumstance may fail to do so in a post-pandemic world where that trend no longer exists. We must ask ourselves several questions: At what level will leisure, business, and international travel return? What will attendance look like at movie theaters, sporting events, or concerts? Will central bank and government stimulus lead to higher interest rates and inflation on the other side? We are also analyzing the ability of businesses to capitalize on competitors’ weaknesses during the pandemic. Do these businesses possess the balance sheets to invest when their competitors cannot, or can they acquire weaker competitors at attractive prices? We understand that most companies will struggle over the next couple months, but we strive to own businesses that will emerge from this pandemic as strong or stronger than they were in 2019.

3.

Have an extremely attractive valuation: We work hard to buy at attractive values, but the recent market disruption has raised our standard. This disruption has driven down the prices of many businesses, especially those that sell products or services to the travel, food service, and industrial markets. These businesses are trading at valuations sometimes three or four times more attractive than they were in February. Given the future unknowns discussed above, we are requiring even steeper discounts to account for these unknowns.

We identified and added capital to businesses that possess attractive economics, we believe have the ability to not only weather this storm, but emerge even stronger, and are trading at extremely attractive valuations. In our assessment, valuations in the portfolio are attractive – not as attractive as they were on March 23, but still more than they have been in several years. Consequently, cash levels at the end of March were at all-time lows.

That these are challenging times cannot be overstated. But it is important to remember that, while we can’t say when, this crisis will eventually end. We have always approached investment with an eye toward the long-term time horizon and a risk-focused attitude. Our philosophy has not changed: we will judiciously capitalize on current price discounts on high-quality securities we consider appropriate for the Funds’ portfolios and monitor the results of the investments we made for the Funds as the market inevitably recovers.

Thank you for your continued confidence and support. Stay healthy and safe.

Sincerely,

Jeffrey A. Hakala, CFA,	CPA Jerry W. Hakala, CFA

Past performance does not guarantee future results. The views and information discussed in this letter are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of Clarkston Capital Partners, LLC, the investment adviser to the Clarkston Funds, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. The information provided does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Clarkston Funds nor Clarkston Capital Partners, LLC accepts any liability for losses, either direct or consequential, caused by the use of this information.

4	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update

March 31, 2020 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Stericycle, Inc.	7.52%
Nielsen Holdings PLC	6.91%
Willis Towers Watson PLC	5.86%
Change Healthcare, Inc.	5.77%
CDK Global, Inc.	5.57%
Molson Coors Beverage Co.	5.47%
Brown & Brown, Inc.	4.75%
The Western Union Co.	4.67%
LPL Financial Holdings, Inc.	4.60%
Hillenbrand, Inc.	4.46%
Top Ten Holdings	55.58%

Sector Allocation (as a % of Net Assets)*

Financial Services	31.17%
Producer Durables	21.14%
Consumer Staples	12.77%
Consumer Discretionary	11.73%
Technology	8.15%
Health Care	5.77%
Cash, Cash Equivalents, & Other Net Assets	9.27%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2020	5

Clarkston Partners Fund	Portfolio Update

March 31, 2020 (Unaudited)

Performance of a Hypothetical $25,000 Initial Investment (at Inception* through March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $25,000 in the Institutional Class. Due to differing expenses, performance of the Founders Class will vary. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2020)

	6 Month	1 Year	3 Year	Since Inception*
Clarkston Partners Fund – Founders Class	-16.30%	-12.33%	-0.32%	3.76%
Clarkston Partners Fund – Institutional Class	-16.31%	-12.40%	-0.42%	3.63%
Russell 2500TM Index TR	-23.72%	-22.47%	-3.10%	1.89%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is September 15, 2015.

The Russell 2500TM Index TR measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500TM Index TR is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Russell 2500TM Index TR is constructed to provide a comprehensive and unbiased barometer for the small- to mid-cap segment. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

6	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio Update

March 31, 2020 (Unaudited)

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Founders Class and Institutional Class shares (as reported in the January 28, 2020 Prospectus), are 0.92% and 0.85% and 1.07% and 1.00%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Semi-Annual Report | March 31, 2020	7

Clarkston Fund	Portfolio Update

March 31, 2020 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Anheuser-Busch InBev SA/NV	7.96%
FedEx Corp.	7.47%
General Electric Co.	6.96%
Sysco Corp.	6.63%
Nielsen Holdings PLC	6.07%
American Express Co.	5.13%
Willis Towers Watson PLC	4.22%
The Western Union Co.	4.11%
Nestle SA, Sponsored	3.97%
Microsoft Corp.	3.87%
Top Ten Holdings	56.39%

Sector Allocation (as a % of Net Assets)*

Consumer Staples	31.25%
Financial Services	30.07%
Producer Durables	19.96%
Consumer Discretionary	6.81%
Technology	3.87%
Cash, Cash Equivalents, & Other Net Assets	8.04%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

8	www.clarkstonfunds.com

Clarkston Fund	Portfolio Update

March 31, 2020 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2020)

	6 Month	1 Year	3 Year	Since Inception*
Clarkston Fund – Institutional Class	-19.26%	-13.15%	-0.82%	2.40%
Russell 1000® Index TR	-13.01%	-8.03%	4.64%	7.54%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is April 1, 2016.

The Russell 1000® Index TR measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index TR represents approximately 92% of the U.S. market. The Russell 1000® Index TR is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Semi-Annual Report | March 31, 2020	9

Clarkston Fund	Portfolio Update

March 31, 2020 (Unaudited)

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2020 Prospectus), are 0.96% and 0.70%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

10	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update

March 31, 2020 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Anheuser-Busch InBev SA/NV	7.78%
Stericycle, Inc.	7.74%
FedEx Corp.	7.33%
Sysco Corp.	7.12%
Nielsen Holdings PLC	6.73%
Change Healthcare, Inc.	5.74%
CDK Global, Inc.	4.97%
Willis Towers Watson PLC	4.71%
Molson Coors Beverage Co.	4.50%
Brown & Brown, Inc.	4.49%
Top Ten Holdings	61.11%

Sector Allocation (as a % of Net Assets)*

Financial Services	30.05%
Consumer Staples	25.14%
Producer Durables	19.80%
Technology	7.68%
Consumer Discretionary	6.73%
Health Care	5.74%
Cash, Cash Equivalents, & Other Net Assets	4.86%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2020	11

Clarkston Founders Fund	Portfolio Update

March 31, 2020 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment (at Inception* through March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Institutional Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2020)

	6 Month	1 Year	3 Year	Since Inception*
Clarkston Founders Fund – Institutional Class	-14.57%	-9.86%	-0.08%	0.77%
Russell Midcap® Index TR	-21.92%	-18.31%	-0.81%	0.06%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Recent market volatility may have meaningfully impacted performance. There is no guarantee that any positive impact will be repeated. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month end is available by calling (844) 680-6562 or by visiting www.clarkstonfunds.com.

*	Fund’s inception date is January 31, 2017.

The Russell Midcap® Index is a market capitalization weighted index that measures the performance of the mid-capitalization sector of the U.S. equity market and includes approximately 800 of the smallest issuers in the Russell 1000® Index. The Russell 1000® Index includes the 1,000 largest stocks in the Russell 3000® Index, which consists of the 3,000 largest U.S. public companies.

Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes or underlying data and no party may rely on any Russell Indexes and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without

12	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio Update

March 31, 2020 (Unaudited)

Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect a deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class shares (as reported in the January 28, 2020 Prospectus), are 1.19% and 0.95%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Semi-Annual Report | March 31, 2020	13

Clarkston Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

Example. As a shareholder of the Clarkston Partners Fund, Clarkston Fund, or Clarkston Founders Fund (the “Funds”), you incur one type of cost, ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2019 and held through March 31, 2020.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2019 – March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

14	www.clarkstonfunds.com

Clarkston Funds	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During Period October 1, 2019 - March 31, 2020(b)
Clarkston Partners Fund
Founders Class
Actual	$1,000.00	$837.00	0.85%	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,020.75	0.85%	$4.29

Institutional Class
Actual	$1,000.00	$836.90	0.95%	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	0.95%	$4.80

Clarkston Fund
Institutional Class
Actual	$1,000.00	$807.40	0.65%	$2.94
Hypothetical (5% return before expenses)	$1,000.00	$1,021.75	0.65%	$3.29

Clarkston Founders Fund
Institutional Class
Actual	$1,000.00	$854.30	0.91%	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.45	0.91%	$4.60

(a)	Each Fund's expense ratios have been annualized based on the Fund's most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2020	15

Clarkston Partners Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (90.73%)
Consumer Discretionary (11.73%)
John Wiley & Sons, Inc., Class A	750,000	$28,117,500
Matthews International Corp., Class A	510,000	12,336,900
Nielsen Holdings PLC	4,625,000	57,997,500
Total Consumer Discretionary		98,451,900

Consumer Staples (12.77%)
Molson Coors Beverage Co., Class B	1,177,273	45,925,420
Post Holdings, Inc.(a)	319,000	26,467,430
Sysco Corp.	594,933	27,146,793
US Foods Holding Corp.(a)	427,650	7,573,681
Total Consumer Staples		107,113,324

Financial Services (31.17%)(b)
Affiliated Managers Group, Inc.	495,000	29,274,300
Artisan Partners Asset Management, Inc., Class A	1,066,876	22,927,165
Broadridge Financial Solutions, Inc.	154,000	14,603,820
Brown & Brown, Inc.	1,100,000	39,842,000
Franklin Resources, Inc.	1,675,000	27,955,750
LPL Financial Holdings, Inc.	708,758	38,577,698
The Western Union Co.	2,160,000	39,160,800
Willis Towers Watson PLC	289,662	49,199,091
Total Financial Services		261,540,624

Health Care (5.77%)
Change Healthcare, Inc.(a)	4,843,000	48,381,570

Producer Durables (21.14%)
CH Robinson Worldwide, Inc.	289,616	19,172,579
Enerpac Tool Group Corp., Class A	1,472,829	24,375,320
Hillenbrand, Inc.	1,958,000	37,417,380
Landstar System, Inc.	158,558	15,199,370
Stericycle, Inc.(a)	1,299,450	63,127,281
US Ecology, Inc.	134,904	4,101,081
Waters Corp.(a)	77,000	14,017,850
Total Producer Durables		177,410,861

Technology (8.15%)
CDK Global, Inc.	1,422,768	46,737,929

See Notes to Financial Statements.
16	www.clarkstonfunds.com

Clarkston Partners Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Technology (continued)
Sabre Corp.	3,650,000	$21,644,500
Total Technology		68,382,429

TOTAL COMMON STOCK (Cost $856,655,896)		761,280,708

TOTAL INVESTMENTS (90.73%) (Cost $856,655,896)		$761,280,708

OTHER ASSETS IN EXCESS OF LIABILITIES (9.27%)		77,741,042

NET ASSETS (100.00%)		$839,021,750

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund’s net assets. (Unaudited)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2020	17

Clarkston Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (91.96%)
Consumer Discretionary (6.81%)
Nielsen Holdings PLC	220,000	$2,758,800
The Walt Disney Co.	3,500	338,100
Total Consumer Discretionary		3,096,900

Consumer Staples (31.25%)(a)
Anheuser-Busch InBev SA/NV, Sponsored ADR	82,000	3,617,840
Diageo PLC, Sponsored ADR	11,700	1,487,304
McKesson Corp.	5,100	689,826
Molson Coors Beverage Co., Class B	33,500	1,306,835
Nestle SA, Sponsored, ADR	17,500	1,802,325
PepsiCo, Inc.	12,500	1,501,250
Sysco Corp.	66,000	3,011,580
The Procter & Gamble Co.	7,100	781,000
Total Consumer Staples		14,197,960

Financial Services (30.07%)(a)
Affiliated Managers Group, Inc.	24,000	1,419,360
American Express Co.	27,200	2,328,592
Capital One Financial Corp.	26,000	1,310,920
Franklin Resources, Inc.	105,000	1,752,450
Mastercard, Inc., Class A	3,500	845,460
The Charles Schwab Corp.	47,000	1,580,140
The Western Union Co.	103,000	1,867,390
US Bancorp	18,500	637,325
Willis Towers Watson PLC	11,300	1,919,305
Total Financial Services		13,660,942

Producer Durables (19.96%)
3M Co.	500	68,255
CH Robinson Worldwide, Inc.	11,927	789,567
FedEx Corp.	28,000	3,395,280
General Electric Co.	398,000	3,160,120
Paychex, Inc.	8,500	534,820
United Parcel Service, Inc., Class B	12,000	1,121,040
Total Producer Durables		9,069,082

See Notes to Financial Statements.
18	www.clarkstonfunds.com

Clarkston Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Technology (3.87%)
Microsoft Corp.	11,150	$1,758,467

TOTAL COMMON STOCK (Cost $48,737,666)		41,783,351

TOTAL INVESTMENTS (91.96%) (Cost $48,737,666)		$41,783,351

OTHER ASSETS IN EXCESS OF LIABILITIES (8.04%)		3,651,175

NET ASSETS (100.00%)		$45,434,526

(a)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the  industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund’s net assets. (Unaudited)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2020	19

Clarkston Founders Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCK (95.14%)
Consumer Discretionary (6.73%)
Nielsen Holdings PLC	251,000	$3,147,540

Consumer Staples (25.14%)(b)
Anheuser-Busch InBev SA/NV, Sponsored
ADR	82,500	3,639,900
McKesson Corp.	8,514	1,151,604
Molson Coors Beverage Co., Class B	54,000	2,106,540
Post Holdings, Inc.(a)	18,500	1,534,945
Sysco Corp.	73,000	3,330,990
Total Consumer Staples		11,763,979

Financial Services (30.05%)(b)
Affiliated Managers Group, Inc.	28,000	1,655,920
Broadridge Financial Solutions, Inc.	7,800	739,674
Brown & Brown, Inc.	58,000	2,100,760
Franklin Resources, Inc.	108,000	1,802,520
LPL Financial Holdings, Inc.	33,587	1,828,140
The Charles Schwab Corp.	50,000	1,681,000
The Western Union Co.	113,000	2,048,690
Willis Towers Watson PLC	12,988	2,206,012
Total Financial Services		14,062,716

Health Care (5.74%)
Change Healthcare, Inc.(a)	268,999	2,687,300

Producer Durables (19.80%)
CH Robinson Worldwide, Inc.	23,000	1,522,600
FedEx Corp.	28,300	3,431,658
Paychex, Inc.	11,000	692,120
Stericycle, Inc.(a)	74,557	3,621,979
Total Producer Durables		9,268,357

Technology (7.68%)
CDK Global, Inc.	70,761	2,324,499
Sabre Corp.	214,000	1,269,020
Total Technology		3,593,519

TOTAL COMMON STOCK (Cost $51,411,000)		44,523,411

See Notes to Financial Statements.
20	www.clarkstonfunds.com

Clarkston Founders Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

Value (Note 2)
TOTAL INVESTMENTS (95.14%)
(Cost $51,411,000)	$44,523,411

OTHER ASSETS IN EXCESS OF LIABILITIES (4.86%)	2,273,604

NET ASSETS (100.00%)	$46,797,015

(a)	Non-income producing security.
(b)

To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices and/or as defined by Fund management. This definition may not apply for purposes of this report, which may use a different classification system or may combine industry sub-classifications for reporting ease. Industries are shown as a percent of the Fund’s net assets. (Unaudited)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2020	21

Clarkston Funds	Statements of Assets and Liabilities
March 31, 2020 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
ASSETS:
Investments, at value (Cost $856,655,896, $48,737,666 and $51,411,000)	$761,280,708	$41,783,351	$44,523,411
Cash and Cash Equivalents	65,006,219	3,475,174	2,207,061
Receivable for investments sold	97,586	–	–
Receivable for shares sold	13,068,226	131,429	50,517
Dividends and interest receivable	1,162,006	80,514	62,876
Other assets	50,229	17,133	14,225
Total Assets	840,664,974	45,487,601	46,858,090

LIABILITIES:
Payable for administration and transfer agency fees	108,873	11,577	11,197
Payable for shares redeemed	746,032	–	–
Payable to adviser	518,029	9,259	20,721
Payable for shareholder service fees	149,151	15,412	14,811
Payable for printing	11,599	616	453
Payable for professional fees	47,150	10,985	9,490
Payable for trustees' fees and expenses	30,072	1,743	1,484
Payable to Chief Compliance Officer fees	6,457	374	299
Accrued expenses and other liabilities	25,861	3,109	2,620
Total Liabilities	1,643,224	53,075	61,075
NET ASSETS	$839,021,750	$45,434,526	$46,797,015

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$885,401,984	$50,660,680	$52,270,299
Total distributable earnings	(46,380,234)	(5,226,154)	(5,473,284)
NET ASSETS	$839,021,750	$45,434,526	$46,797,015

PRICING OF SHARES
Founders Class:
Net Asset Value, offering and redemption price per share	$10.33	N/A	N/A
Net Assets	$393,680,018	N/A	N/A
Shares of beneficial interest outstanding	38,104,082	N/A	N/A
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.29	$9.65	$9.65
Net Assets	$445,341,732	$45,434,526	$46,797,015
Shares of beneficial interest outstanding	43,291,497	4,707,081	4,850,099

See Notes to Financial Statements.
22	www.clarkstonfunds.com

Clarkston Funds	Statements of Operations
For the Six Months Ended March 31, 2020 (Unaudited)

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
INVESTMENT INCOME:
Dividends	$11,048,017	$581,839	$482,677
Foreign taxes withheld	–	(12,929)	–
Total Investment Income	11,048,017	568,910	482,677

EXPENSES:
Investment advisory fees (Note 6)	3,877,022	137,960	186,928
Administration fees	280,413	19,916	18,254
Shareholder service fees Institutional Class	249,959	18,820	26,827
Custody fees	42,029	3,488	2,711
Legal fees	38,568	2,207	1,895
Audit fees	7,512	8,608	7,500
Transfer agent fees	37,891	13,751	13,615
Trustees fees and expenses	58,180	3,350	2,870
Registration and filing fees	24,115	11,728	10,795
Printing fees	17,468	921	726
Chief Compliance Officer fees	19,327	1,124	947
Insurance fees	20,396	1,096	841
Other expenses	7,452	1,983	1,920
Total Expenses	4,680,332	224,952	275,829
Less fees waived by investment adviser (Note 6)
Founders Class	(148,962)	N/A	N/A
Institutional Class	(164,088)	(54,554)	(49,531)
Total fees waived by investment adviser (Note 6)	(313,050)	(54,554)	(49,531)
Net Expenses	4,367,282	170,398	226,298
NET INVESTMENT INCOME	6,680,735	398,512	256,379

REALIZED AND UNREALIZED GAIN/(LOSS)ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	44,896,571	1,509,821	1,258,118
Net realized gain	44,896,571	1,509,821	1,258,118
Change in unrealized appreciation/(depreciation) on:
Investments	(211,758,522)	(12,760,004)	(9,815,369)
Net change	(211,758,522)	(12,760,004)	(9,815,369)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(166,861,951)	(11,250,183)	(8,557,251)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(160,181,216)	$(10,851,671)	$(8,300,872)

See Notes to Financial Statements.
Semi-Annual Report | March 31, 2020	23

Clarkston Partners Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment income	$6,680,735	$9,525,523
Net realized gain on investments	44,896,571	29,592,638
Net change in unrealized depreciation on investments	(211,758,522)	(11,852,769)
Net increase/(decrease) in net assets resulting from operations	(160,181,216)	27,265,392

DISTRIBUTIONS TO SHAREHOLDERS
Founders Class	(18,042,443)	(26,457,456)
Institutional Class	(19,314,644)	(24,254,843)
Total distributions	(37,357,087)	(50,712,299)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Founders Class
Shares sold	52,409,383	50,669,709
Dividends reinvested	560,589	831,516
Shares redeemed	(17,418,116)	(31,213,365)
Net increase from beneficial share transactions	35,551,856	20,287,860
Institutional Class
Shares sold	92,276,450	143,599,610
Dividends reinvested	18,965,301	23,711,613
Shares redeemed	(43,236,648)	(106,287,492)
Net increase from beneficial share transactions	68,005,103	61,023,731

Net increase/(decrease) in net assets	(93,981,344)	57,864,684

NET ASSETS:
Beginning of period	933,003,094	875,138,410
End of period	$839,021,750	$933,003,094

See Notes to Financial Statements.
24	www.clarkstonfunds.com

Clarkston Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment income	$398,512	$782,476
Net realized gain on investments	1,509,821	2,146,659
Net change in unrealized appreciation/(depreciation) on investments	(12,760,004)	1,833,211
Net increase/(decrease) in net assets resulting from operations	(10,851,671)	4,762,346
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(2,522,147)	(1,800,994)
Total distributions	(2,522,147)	(1,800,994)
BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	6,237,676	12,188,610
Dividends reinvested	2,514,242	1,794,252
Shares redeemed	(4,587,819)	(7,770,785)
Acquisition (Note 9)	–	13,797,848
Net increase from beneficial share transactions	4,164,099	20,009,925
Net increase/(decrease) in net assets	(9,209,719)	22,971,277

NET ASSETS:
Beginning of period	54,644,245	31,672,968
End of period	$45,434,526	$54,644,245

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	25

Clarkston Founders Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment income	$256,379	$396,448
Net realized gain on investments	1,258,118	1,249,683
Net change in unrealized appreciation/(depreciation) on investments	(9,815,369)	471,650
Net increase/(decrease) in net assets resulting from operations	(8,300,872)	2,117,781

DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,647,285)	(685,991)
Total distributions	(1,647,285)	(685,991)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	15,517,079	12,105,072
Dividends reinvested	1,647,285	685,991
Shares redeemed	(4,829,746)	(4,012,879)
Net increase from beneficial share transactions	12,334,618	8,778,184
Net increase in net assets	2,386,461	10,209,974

NET ASSETS:
Beginning of period	44,410,554	34,200,580
End of period	$46,797,015	$44,410,554

See Notes to Financial Statements.

26	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE

NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.

28	www.clarkstonfunds.com

Clarkston Partners Fund – Founders Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
$12.81		$13.29	$12.39	$11.11	$9.70		$10.00
0.09		0.14	0.08	0.05	0.06		0.00	(c)
(2.06)		0.17	0.99	1.37	1.37		(0.30)
(1.97)		0.31	1.07	1.42	1.43		(0.30)
(0.13)		(0.09)	(0.04)	(0.06)	(0.02)		–
(0.38)		(0.70)	(0.13)	(0.08)	–		–
(0.51)		(0.79)	(0.17)	(0.14)	(0.02)		–
(2.48)		(0.48)	0.90	1.28	1.41		(0.30)
$10.33		$12.81	$13.29	$12.39	$11.11		$9.70
(16.30%)		3.49%	8.70%	12.86%	14.73	%(e)	(3.00%)
$393,680		$451,294	$445,516	$397,474	$308,607		$126,281
0.91	%(f)	0.92%	0.94%	0.96%	1.02%		1.81	%(f)
0.85	%(f)	0.85%	0.85%	0.85%	0.85%		0.85	%(f)
1.43	%(f)	1.16%	0.60%	0.40%	0.62%		0.05	%(f)
20%		10%	23%	13%	16%		0%

(a)	Commenced operations on September 16, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

In 2016, the Fund’s total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.

(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	29

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(d)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver
PORTFOLIO TURNOVER RATE(h)

See Notes to Financial Statements.

30	www.clarkstonfunds.com

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016		For the Period Ended September 30, 2015(a)
$12.76		$13.24		$12.36		$11.09		$9.70		$10.00
0.08		0.13		0.06		0.03		0.05		(0.00	)(c)
(2.05)		0.18		0.99		1.37		1.35		(0.30)
(1.97)		0.31		1.05		1.40		1.40		(0.30)
(0.12)		(0.09)		(0.04)		(0.05)		(0.01)		–
(0.38)		(0.70)		(0.13)		(0.08)		–		–
(0.50)		(0.79)		(0.17)		(0.13)		(0.01)		–
(2.47)		(0.48)		0.88		1.27		1.39		(0.30)
$10.29		$12.76		$13.24		$12.36		$11.09		$9.70
(16.31%)		3.45%		8.52%		12.75%		14.47	%(e)	(3.00%)
$445,342		$481,709		$429,622		$367,393		$242,295		$24
1.01	%(f)	1.03%		1.08%		1.09%		1.16%		1.96	%(f)
0.95	%(f)(g)	0.96	%(g)	0.98	%(g)	0.98	%(g)	1.00%		1.00	%(f)
1.34	%(f)	1.04%		0.47%		0.27%		0.46%		(0.10	%)(f)
20%		10%		23%		13%		16%		0%

(a)	Commenced operations on September 16, 2015.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)

In 2016, the Fund’s total return consists of a voluntary/unvoluntary reimbursement by the adviser for a realized investment loss. Excluding this item, total return would not change as the impact is less than 0.005%.

(f)	Annualized. See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	31

Clarkston Partners Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(g)

According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively, in the amount of 0.05% (annualized), 0.04%, 0.02% and 0.02% of average net assets of Institutional shares.

(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

32	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver

PORTFOLIO TURNOVER RATE(g)

See Notes to Financial Statements.

34	www.clarkstonfunds.com

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Period Ended September 30, 2016 (a)
$12.50		$11.99		$11.46		$10.52		$10.00
0.09		0.22		0.19		0.16		0.08
(2.37)		0.94		0.49		0.90		0.44
(2.28)		1.16		0.68		1.06		0.52
(0.14)		(0.26)		(0.15)		(0.10)		–
(0.43)		(0.39)		(0.00	)(c)	(0.02)		–
(0.57)		(0.65)		(0.15)		(0.12)		–
(2.85)		0.51		0.53		0.94		0.52
$9.65		$12.50		$11.99		$11.46		$10.52
(19.26%)		10.92%		5.99%		10.13%		5.20%
$45,435		$54,644		$31,673		$29,407		$20,173
0.82	%(e)	0.93%		0.93%		1.04%		1.48	%(e)
0.65	%(e)(f)	0.67	%(f)	0.65	%(f)	0.65	%(f)	0.70	%(e)
1.45	%(e)	1.86%		1.60%		1.41%		1.36	%(e)
19%		17%		11%		5%		0%

(a)	Commenced operations on April 4, 2016.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.
(d)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	35

Clarkston Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(f)

According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively, in the amount of 0.05% (annualized), 0.03%, 0.05% and 0.05% of average net assets of Institutional shares.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

36	www.clarkstonfunds.com

Page Intentionally Left Blank

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

NET ASSET VALUE, BEGINNING OF PERIOD
INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations
LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Total Distributions
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD
TOTAL RETURN(c)
SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)
RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income including reimbursement/waiver
PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

38	www.clarkstonfunds.com

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Period Ended September 30, 2017(a)
$11.67		$11.34		$10.64		$10.00
0.06		0.12		0.07		0.02
(1.68)		0.44		0.67		0.62
(1.62)		0.56		0.74		0.64
(0.10)		(0.08)		(0.04)		–
(0.30)		(0.15)		–		–
(0.40)		(0.23)		(0.04)		–
(2.02)		0.33		0.70		0.64
$9.65		$11.67		$11.34		$10.64
(14.57%)		5.31%		7.01%		6.40%
$46,797		$44,411		$34,201		$24,147
1.11	%(d)	1.15%		1.22%		1.46	%(d)
0.91	%(d)(e)	0.91	%(e)	0.91	%(e)	0.92	%(d)(e)
1.03	%(d)	1.06%		0.59%		0.29	%(d)
17%		15%		9%		4%

(a)	Commenced operations on February 1, 2017.
(b)	Calculated using the average shares method.
(c)

Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	39

Clarkston Founders Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Periods Presented

(e)

According to the Fund’s shareholder services plan with respect to the Fund’s Institutional shares, any amount of fees accrued according to the plan but not paid during the Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practical. Fees were reimbursed to the Fund for the periods ended March 31, 2020, September 30, 2019, September 30, 2018, and September 30, 2017, respectively, in the amount of 0.04% (annualized), 0.04%, 0.04% and 0.03% (annualized) of average net assets of Institutional shares.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

40	www.clarkstonfunds.com

Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund (each, a “Fund” and collectively, the “Funds”). The Funds are non-diversified and each Fund’s investment objective is to achieve long-term capital appreciation. The Clarkston Partners Fund currently offers Founders Class shares and Institutional Class shares, and the Clarkston Fund and the Clarkston Founders Fund currently offer Institutional Class shares. Each share class of the Clarkston Partners Fund has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Funds’ assets are valued. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Semi-Annual Report | March 31, 2020	41

Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

Clarkston Partners Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$98,451,900	$–	$–	$98,451,900
Consumer Staples	107,113,324	–	–	107,113,324
Financial Services	261,540,624	–	–	261,540,624
Health Care	48,381,570	–	–	48,381,570
Producer Durables	177,410,861	–	–	177,410,861
Technology	68,382,429	–	–	68,382,429
Total	$761,280,708	$–	$–	$761,280,708

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Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

Clarkston Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$3,096,900	$–	$–	$3,096,900
Consumer Staples	14,197,960	–	–	14,197,960
Financial Services	13,660,942	–	–	13,660,942
Producer Durables	9,069,082	–	–	9,069,082
Technology	1,758,467	–	–	1,758,467
Total	$41,783,351	$–	$–	$41,783,351

Clarkston Founders Fund

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$3,147,540	$–	$–	$3,147,540
Consumer Staples	11,763,979	–	–	11,763,979
Financial Services	14,062,716	–	–	14,062,716
Health Care	2,687,300	–	–	2,687,300
Producer Durables	9,268,357	–	–	9,268,357
Technology	3,593,519	–	–	3,593,519
Total	$44,523,411	$–	$–	$44,523,411

There were no Level 3 securities held during the year.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the period, the amount on deposit may exceed the FDIC limit and subject the Funds to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund.

Semi-Annual Report | March 31, 2020	43

Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the shareholder service plan for a particular class of a Fund are charged to the operations of such class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that they will not be subject to federal income or excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to a Fund. Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses of a Fund and net investment income of a Fund are allocated daily to each class of the Fund in proportion to its average daily net assets.

Distributions to Shareholders: The Funds normally pay dividends, if any, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest, dividends and other income the Funds receive from their investments, including short-term capital gains. Long-term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. A Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, health care service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

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Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for Federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Funds. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid during the fiscal year ended September 30, 2019, were as follows:

	Ordinary Income	Long-Term Capital Gains
Clarkston Partners Fund	$5,951,971	$44,760,328
Clarkston Fund	762,288	1,038,706
Clarkston Founders Fund	247,661	438,330

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2020, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Clarkston Partners Fund	Clarkston Fund	Clarkston Founders Fund
Gross unrealized appreciation (excess of value over tax cost)	$97,941,148	$4,421,310	$3,178,867
Gross unrealized depreciation (excess of tax cost over value)	(193,562,664)	(11,375,625)	(10,066,459)
Net unrealized depreciation	$(95,621,516)	$(6,954,315)	$(6,887,592)
Cost of investments for income tax purposes	$856,902,224	$48,737,666	$51,411,003

Semi-Annual Report | March 31, 2020	45

Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2020 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Clarkston Partners Fund	$320,853,562	$154,253,406
Clarkston Fund	13,761,720	9,296,746
Clarkston Founders Fund	27,052,392	6,343,798

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

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Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Clarkston Partners Fund
Founders Class
Shares sold	4,312,605	4,157,522
Shares issued in reinvestment of distributions to shareholders	42,309	77,350
Shares redeemed	(1,472,247)	(2,546,307)
Net increase in shares outstanding	2,882,667	1,688,565
Institutional Class
Shares sold	7,842,533	11,873,807
Shares issued in reinvestment of distributions to shareholders	1,436,765	2,211,904
Shares redeemed	(3,736,552)	(8,775,921)
Net increase in shares outstanding	5,542,746	5,309,790
Clarkston Fund
Institutional Class
Shares sold	532,725	1,027,807
Shares issued in reinvestment of distributions to shareholders	201,623	171,825
Shares redeemed	(399,752)	(658,401)
Acquisition (Note 9)	–	1,189,405
Net increase in shares outstanding	334,596	1,730,636
Clarkston Founders Fund
Institutional Class
Shares sold	1,329,403	1,087,117
Shares issued in reinvestment of distributions to shareholders	137,503	70,430
Shares redeemed	(422,221)	(368,631)
Net increase in shares outstanding	1,044,685	788,916

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. Approximately 45% of the outstanding shares of the Clarkston Partners Fund are held by one record shareholder that owns shares on behalf of its underlying beneficial owners. Approximately 76% of the outstanding shares of the Clarkston Fund are owned by one omnibus account. Approximately 97% of the outstanding shares of the Clarkston Founders Fund are owned by two omnibus accounts. Share transaction activities of these shareholders could have a material impact on the Funds.

Semi-Annual Report | March 31, 2020	47

Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Clarkston Capital Partners, LLC (“Clarkston” or the “Adviser”), subject to the authority of the Board, is responsible for the management of the Funds’ portfolios. The Adviser manages the investments of the Funds in accordance with the Funds’ investment objectives, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, each Fund pays the Adviser an annual management fee that is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The contractual management fee rates are 0.80%, 0.50% and 0.75% for the Clarkston Partners Fund, the Clarkston Fund and the Clarkston Founders Fund, respectively. The Board may extend the Advisory Agreement for additional one-year terms. The Board and shareholders of a Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of each Fund’s Total Annual Fund Operating Expenses, exclusive of shareholder servicing fees, brokerage expenses, interest expenses, acquired fund fees and expenses and extraordinary expenses to an annual rate of 0.85% of the Clarkston Partners Fund’s average daily net assets for each of the Founders Class shares and the Institutional Class shares, 0.55% of the Clarkston Fund’s average daily net assets for the Institutional Class shares and 0.80% of the Clarkston Founders Fund’s average daily net assets for the Institutional Class shares. The Fee Waiver Agreement is in effect through January 31, 2021, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of noncontinuance prior to the end of the then effective term. The Adviser may not terminate the Fee Waiver Agreement without the approval of the Trust’s Board. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Funds will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis.

As of March 31, 2020, the balances of recoupable expenses for each Fund were as follows:

	Expiring in 2020	Expiring in 2021	Expiring in 2022	Expiring in 2023
Clarkston Partners Fund
Founders	$191,656	$399,992	$303,538	$148,962
Institutional	176,467	361,957	312,594	164,088
Clarkston Fund
Institutional	43,962	84,677	108,159	54,554
Clarkston Founders Fund
Institutional	45,360	95,166	90,772	49,531

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Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in each Fund’s operations. Each Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Funds for the six months ended March 31, 2020 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of each Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of each Fund are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

Each Fund has adopted a shareholder services plan (“Shareholder Services Plan”) for its Institutional Class. Under the Shareholder Services Plan each Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of each Fund’s Institutional Class shares to Participating Organizations as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization.

7. TRUSTEES

As of March 31, 2020, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $11,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $2,500. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

Semi-Annual Report | March 31, 2020	49

Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

9. FUND REORGANIZATION

At a special meeting of shareholders held on March 13, 2019, the shareholders of Clarkston Select Fund (the “Acquired Fund”), a former series of the Trust, approved the reorganization, pursuant to an Agreement and Plan of Reorganization (the “Plan”), of the Acquired Fund into the Clarkston Fund (“Acquiring Fund”). For accounting and financial reporting purposes, the Acquiring Fund is the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Fund. The Board of Trustees of the Trust had previously approved the Plan providing for the reorganization.

The purpose of the Reorganization was to combine two funds with substantially identical investment objectives and similar principal investment strategies and policies.

Following the completion of the reorganization at the close of business on March 15, 2019, and pursuant to the terms of the Plan, Institutional Class shareholders of the Clarkston Select Fund became shareholders of the Clarkston Fund and received Institutional Class shares, respectively, of the Clarkston Fund. The reorganization qualified as a tax-free “reorganization” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes. The Acquired Fund’s securities were recorded at fair value, however, the cost basis of the investments received from the Clarkston Select Fund were carried forward to align ongoing reporting of the Clarkston Fund’s realized and unrealized gains and losses with amounts distributable for tax purposes.

As of the close of business on March 15, 2019, assets of the Acquired Fund were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. On the Reorganization date, the Acquiring Fund and the Acquired Fund reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Clarkston Fund	2,899,370	33,634,424	Clarkston Select Fund	1,301,165	13,797,848

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Clarkston Funds	Notes to Financial Statements
March 31, 2020 (Unaudited)

The investment portfolio value and unrealized appreciation/(depreciation) as of the Reorganization Date of the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation of Acquired Fund
Clarkston Select Fund	$12,640,986	$621,303

Immediately following the Reorganization the net assets of the combined Acquiring Fund were $47,432,272.

As a result of the Reorganization, 1,189,405 Shares were issued in the Acquiring Fund.

Assuming the Reorganization had been completed on October 1, 2018, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the year ended September 30, 2019, are as follows:

Pro Forma (unaudited)
Net Investment Income	$969,370
Net Realized and Unrealized Gain on Investments	4,185,040
Net Increase in Net Assets Resulting from Operations	$5,154,410

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Clarkston Select Fund that have been included in the Clarkston Fund’s Statement of Operations since March 15, 2019. The Clarkston Select Fund had no capital loss carryforward.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

Semi-Annual Report | March 31, 2020	51

Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2020 (Unaudited)

The Board of Trustees (“Board” or “Trustees”) of the Trust met in person on November 21, 2019 to evaluate, among other things, whether renewing the investment advisory agreement (the “Clarkston Agreement”) by and between the Trust and Clarkston Capital, with respect to the Clarkston Funds, was in the best interests of the Funds’ shareholders. At this Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by independent counsel. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Clarkston Funds under the Clarkston Agreement. The Trustees reviewed and considered Clarkston’s investment advisory personnel, its history as an asset manager and its performance. The Trustees considered the background and experience of Clarkston’s portfolio management team responsible for the day-to-day portfolio management of the Clarkston Funds and the extent of the resources devoted to research and analysis of actual and potential investments. The Trustees discussed the research and decision-making processes utilized by Clarkston to achieve each Fund’s investment objective, as well as compliance with the policies and restrictions of the respective Funds. The Trustees also reviewed certain background materials supplied by Clarkston related to details of its ownership structure. The Board acknowledged that no change had occurred in the day-to-day operations of the firm or in the services provided to the Funds following a recent change in Clarkston’s ownership structure. The Board considered the Trust’s experience working with Clarkston, noting that Trust management reported that Clarkston’s representatives were cooperative and responsive to Trust requests. The Trustees acknowledged that Clarkston’s strong compliance culture had resulted in an excellent compliance record in its work with the Funds. The Trustees noted that the firm continued to grow and reinvest in its infrastructure and personnel. The Board agreed that they were satisfied with the nature, extent and quality of services rendered by Clarkston under the Clarkston Agreement.

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by the Clarkston Funds to Clarkston in light of the nature, extent and quality of the advisory services provided to the Clarkston Funds. The Board considered the information they received comparing each Clarkston Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by an independent provider of investment company data (the “Data Provider”). Each Data Provider peer group consisted of the applicable Clarkston Fund and several other funds identified by the Data Provider as using similar strategies with comparable fee structures. The Trustees also noted that Clarkston had institutional accounts and clients using model delivery services for some or all of the strategies utilized by the Funds.

With respect to the Clarkston Founders Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.75% was equal to the Data Provider peer group median, and that the Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was below the Data Provider peer group median. With respect to the Clarkston Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.50% was lower than the peer group median and that the Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was the lowest of its peer group. With respect to the Clarkston Partners Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.80% was slightly above the Data Provider peer group median, but within the ranges of its peers. The Board also noted that the Clarkston Partners Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was slightly higher than the Data Provider peer group median while the total net expenses for the Founders class were slightly below the Data Provider peer group median.

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Disclosure Regarding Renewal and
Clarkston Funds	Approval of Fund Advisory Agreement
March 31, 2020 (Unaudited)

The Trustees acknowledged that Clarkston managed other institutional and strategic accounts, and model delivery service clients, using investment strategies similar to the strategies of the Clarkston Funds, noting that while certain clients of Clarkston were charged slightly lower fees for similar strategies, the fees charged to the Funds were equivalent to the firm’s standard fee rates charged by Clarkston for institutional clients and Clarkston’s assertion that the services provided to the Funds were often more laborious than the work required for the other accounts. After consideration, the Trustees agreed that the management fees for each Fund were not unreasonable for the quality of services provided.

Performance: The Trustees reviewed and considered each Clarkston Fund’s performance. The Board accepted that each Clarkston Fund had reported strong one-year performance as of August 31, 2019, beating each Fund’s Data Provider peer universe’s median return. Over the longer since-inception term, as of that same date, the Trustees noted that the Clarkston Founders Fund had slightly underperformed the median return of the Data Provider peer universe, the Clarkston Partners Fund had outperformed the median return of the Data Provider peer universe, while the Clarkston Fund underperformed the median return of the Data Provider peer universe. The Board acknowledged the differences between the strategies of the funds included in the peer universe and the Clarkston Funds, the low volatility of the Funds, and the fact that value strategies (like that used for the Funds) had struggled as compared to growth strategies across the period. Noting that each Fund had provided returns in line with the respective strategies’ goals, the Board concluded that the performance of each Fund was satisfactory.

Profitability: The Trustees received and considered a profitability analysis prepared by Clarkston based on the fees paid under the Clarkston Agreement. The Trustees noted that Clarkston’s work with the Funds was profitable, but that the amount of profit was not unreasonable in absolute terms or as a percentage of income. They considered the benefit to Clarkston of soft dollar arrangements noting that the limited trading completed by the Funds limited the relevancy of such arrangements. The Board reviewed and discussed the financial statements of Clarkston, noting no concerns regarding the firm’s continued viability.

Economies of Scale: The Trustees considered whether Clarkston was benefiting from economies of scale in the provision of services to each Clarkston Fund and whether such economies should be shared with the Funds’ shareholders under the Clarkston Agreement. The Board reviewed the size of each Clarkston Fund and their prospects for growth and agreed Clarkston had not yet achieved meaningful economies that would necessitate the establishment of breakpoints, but agreed to continue to monitor and revisit the issue at the appropriate time.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Clarkston from its relationship with each Clarkston Fund, including research and other support services, noting nothing of concern.

Having requested and reviewed such information from Clarkston as the Board believed to be reasonably necessary to evaluate the terms of the Clarkston Agreement, the Trustees, including all the Independent Trustees, concluded that the compensation of Clarkston was appropriate under the Clarkston Agreement and the renewal of the Clarkston Agreement was in the best interests of each Clarkston Fund and its respective shareholders.

Semi-Annual Report | March 31, 2020	53

Clarkston Funds	Additional Information
March 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-844-680-6562 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available at www.clarkstonfunds.com, or upon request, without charge, by calling (toll-free) 1-844-680-6562 or by writing to SS&C ALPS, c/o Clarkston Funds at 1290 Broadway, Suite 1000, Denver, Colorado 80203.

54	www.clarkstonfunds.com

Page Intentionally Left Blank

CLARKSTON
FUNDS

This material must be preceded or accompanied by a prospectus.
The Clarkston Funds are distributed by ALPS Distributors, Inc.
Clarkston Capital and Clarkston Funds are registered trademarks of
Clarkston Capital Partners, LLC. All rights reserved.

Shareholder Letter	1
Portfolio Update	3
Disclosure of Fund Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Statement of Cash Flows	13
Financial Highlights	14
Notes to Financial Statements	17
Additional Information	25

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.ddjfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-844-363-4898 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.ddjfunds.com.

DDJ Opportunistic High Yield Fund	Shareholder Letter
March 31, 2020 (Unaudited)

Message from the President: 6-Month Review as of 3/31/2020

Entering the fourth quarter of 2019, the market environment was characterized by risk-aversion, as investor sentiment was largely driven by the effect that trade tensions, namely between the U.S. and China, could have on economic growth. Such sentiment led to a continuation of the significant bifurcation in performance amongst the quality segments of the high yield market, with higher-quality high yield bonds outperforming their lower-quality peers. With the enactment of the Phase 1 trade deal with China in December 2019, as well as a continued neutral-to-accommodative stance from the U.S. Federal Reserve (“the Fed”), DDJ had a relatively positive outlook for the U.S. economy heading into 2020.

This perspective all changed with the COVID-19 outbreak, as governments across the globe essentially shut down large portions of their economies in an attempt to combat the spread of the pandemic. In addition, in mid-March, Russia surprised the market with its decision to leave OPEC+, a decision that led Saudi Arabia to reverse course on its planned oil production cuts in an effort to take market share. As a result, an oil price war ensued, driving oil prices significantly lower. Risk markets, including leveraged credit markets, experienced violent selloffs in March as a result of these developments, particularly the uncertainty caused by the unknown duration of the shutdowns and thus the ultimate severity of their economic impact. Volatility also increased significantly as both the high yield and leveraged loan market experienced historic moves both on the downside as well as the upside during the broad selloff and rebound.

In response to the deteriorating economic outlook and declining liquidity across multiple sectors and markets, as of this writing, the U.S. government has passed four spending bills, including the CARES Act, a massive $2 trillion-dollar stimulus package, to address the substantial economic consequences wrought by the COVID-19 pandemic. In addition, the Fed has aggressively acted in announcing significant expansions in both the size and reach of its asset purchase programs – which now include purchases of recent “fallen angels” and high yield ETFs – as well as increased direct lending for small and medium-sized enterprises, with a pledge to do more as needed.

In light of the economic challenges described above, one trend that DDJ believes will directly affect the composition of the high yield market in the near-term is a meaningful increase in the number of “fallen angels”, which themselves are companies downgraded from investment grade (i.e., rated BBB-and above) to high yield (i.e., rated BB+ and below). An increase in fallen angels commonly occurs during an economic slowdown as issuer fundamentals worsen and the market experiences an increase in the number of downgrades from the investment grade universe. However, given the speed and magnitude that some are forecasting the economy to deteriorate, combined with the sheer size of the BBB-rated market relative to the overall high yield market, a flood of fallen angels could enter the high yield market in the coming months. In fact, such an outcome has already begun, with the recent downgrade of Ford Motor Company to high yield a prime example, as Ford is set to become one of the largest high yield issuers in the market. However, notwithstanding the market turbulence that typically accompanies such downgrade activity, selective fallen angels from the investment grade space, which are typically of better quality than the average high yield issuer, can also present excellent investment opportunities to discerning investors. For example, due to rating agency concerns that the fundamentals of such issuers will deteriorate in the shorter-term notwithstanding a favorable long-term prognosis, the debt of such companies are oftentimes oversold following their downgrade to high yield; such an outcome may create a temporary market inefficiency upon which experienced investors can capitalize.

Turning our attention to the Fund’s performance, during the six-months ending March 31, 2020, the Fund underperformed the ICE BofA U.S. High Yield Index. This underperformance was partially the result of the Fund’s shorter duration relative to the benchmark, given the significant decline in U.S. Treasury yields during the period. However, this duration disadvantage was somewhat offset by the Fund’s income advantage relative to the benchmark, a characteristic that the Fund will typically exhibit as a result of its higher-than-average coupon. From a quality perspective, the Fund’s overweight relative to the benchmark to issues across the CCC-rated spectrum and underweight to issues across the BB-rated spectrum were the largest detractors from performance. Conversely, the Fund’s B3-rated, CCC1-rated, and CCC3-rated holdings, outperformed those of the benchmark, generating positive security selection effects. From a sector perspective, the Fund’s overweight to the Capital Goods sector and underweight to the Energy sector, in each case relative to the benchmark, contributed to performance and generated positive sector allocation effects. Conversely, the Fund’s holdings in the Healthcare sector and Technology & Electronics sector underperformed those of the benchmark, generating negative security selection effects and detracting from relative performance. These negative effects were partially offset by the Fund’s holdings in the Insurance sector, which outperformed those of the benchmark.

DDJ’s outlook for the high yield market in the short-term calls for continued volatility driven by the still-unknown economic impact resulting from the COVID-19 pandemic coupled with the current and in all likelihood future fiscal and monetary policy responses. While these are certainly unprecedented, challenging times, we are nonetheless confident that the U.S. together with the countries around the world will eventually contain the COVID-19 outbreak, and the global economy accordingly will begin to recover. That said, the lasting impact of the COVID-19 pandemic on certain sectors of the economy remains unknown at this time. However, given where high yield spreads (i.e., the excess yield above the yield on a U.S. Treasury note of similar maturity) are as of March 31, 2020 (i.e., approximately 880 basis points), our intermediate to longer-term outlook for the high yield market is positive, as the high yield market has historically generated strong returns on a going forward basis when spreads have reached these levels. As part of this outlook, DDJ expects that the performance gap between higher-rated and lower-rated debt to resume the compression that had begun towards the end of 2019, and accordingly for the performance of lower quality names in the coming months to rebound to a greater extent than the broader high yield market.

Semi-Annual Report | March 31, 2020	1

DDJ Opportunistic High Yield Fund	Shareholder Letter
March 31, 2020 (Unaudited)

Disclosure Related to COVID-19

In March 2020, the World Health Organization declared a pandemic related to the recent outbreak of COVID-19. The spread of COVID-19 around the world in the first four months of 2020 has caused significant volatility in the U.S. leveraged credit markets as well as more broadly within both the United States and globally. There is significant uncertainty around the breadth and duration of business disruptions related to COVID-19, as well as its eventual impact on the U.S. and international economies. DDJ, as the investment manager for the Fund, will continue to monitor market conditions as information is available as well as evaluate its impact on the value of the Fund’s investments.

Sincerely,

David J. Breazzano

President, Chief Investment Officer and Co-Portfolio Manager

DDJ Capital Management, LLC

The ICE BofA Merrill Lynch U.S. High Yield Index is maintained by ICE BofA Merrill Lynch and comprises U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. One cannot invest directly into an index.

Basis Points (BPS): One hundredth of a percentage point (0.01%).

Coupon: The stated interest rate paid on a bond. Coupon payments for high yield bonds are typically made semi-annually.

Yield: The yield is the income return on an investment, such as interest or dividends received from holding a particular security.

Yield Premium: As referenced in this letter, refers to the yield of individual investments in the Fund, or the yield of the Fund in aggregate, being higher than the yield of the Fund’s benchmark.

The views and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer’s current views. The views expressed are those of the Adviser only and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither the Fund nor the Adviser accepts any liability for losses either direct or consequential caused by the use of this information.

Credit ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All Fund securities except for those labeled “Not Rated” and “Other” have been rated by Moody’s, S&P or Fitch, which are each a Nationally Recognized Statistical Rating Organization (“NRSRO”). All Index securities except for those labeled “Not Rated” have been rated by Moody’s or S&P. Credit ratings are subject to change.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Past performance does not guarantee future results.

ALPS Distributors, Inc. is not affiliated with DDJ Capital Management, LLC, the investment adviser to the Fund.

2	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio Update
March 31, 2020 (Unaudited)

Average Annual Total Returns (as of March 31, 2020)

	6 Month	1 Year	3 Year	Since Inception*
DDJ Opportunistic High Yield Fund – Institutional Class	-13.76%	-14.68%	-1.72%	1.66%
DDJ Opportunistic High Yield Fund – Class I	-13.73%	-14.62%	-1.64%	1.70%
DDJ Opportunistic High Yield Fund – Class II	-13.94%	-14.84%	-1.99%	1.36%
ICE BofA Merrill Lynch U.S. High Yield Index(a)	-10.86%	-7.45%	0.55%	2.80%
ICE BofA Merrill Lynch U.S. High Yield Non-Financial Index(b)	-11.13%	-8.01%	0.30%	2.64%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 363-4898 or by visiting www.ddjfunds.com.

*	Fund’s inception date is July 16, 2015.
(a)

Effective April 2, 2019, the benchmark of the Fund is the ICE BofAML US High Yield Index, maintained by ICE BofA Merrill Lynch and comprised of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market. DDJ Capital Management, LLC (the “Adviser”) believes that the new benchmark is a more appropriate benchmark for the Fund as it is more representative of the broad high yield market against which potential investors in the Fund typically measure high yield mutual funds, including the Fund.

(b)	ICE BofA U.S. High Yield Non-Financial Index: The ICE BofA U.S. High Yield Non-Financial Index is a subset of the ICE BofA U.S. High Yield Index excluding all securities of Financial issuers.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Institutional Class, Class I and Class II shares (as reported in the January 28, 2020 Prospectus) are 3.01% and 0.79%, 3.08% and 0.89% and 3.20% and 1.14% respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Performance of $5,000,000 Initial Investment (as of March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $5,000,000 in the Fund since inception. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Semi-Annual Report | March 31, 2020	3

DDJ Opportunistic High Yield Fund	Portfolio Update
March 31, 2020 (Unaudited)

Top Ten Holdings (as a % of Net Assets)*

Asurion LLC	5.16%
Century Aluminum Co.	3.34%
Polaris Intermediate Corp.	2.90%
Tenet Healthcare Corp.	2.86%
TransDigm, Inc.	2.67%
Deliver Buyer, Inc.	2.48%
MH Sub I LLC	2.48%
AssuredPartners, Inc.	2.38%
Big River Steel LLC / BRS Finance Corp.	2.33%
NFP Corp.	2.32%
Top Ten Holdings	28.92%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Tables present indicative values only.

Portfolio Composition (as a % of Net Assets)*

4	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Disclosure of Fund Expenses

March 31, 2020 (Unaudited)

Examples. As a shareholder of the DDJ Opportunistic High Yield Fund (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2019 and held through March 31, 2020.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2019 - March 31, 2020” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expense Paid During Period October 1, 2019 -March 31, 2020(b)
DDJ Opportunistic High Yield Fund
Institutional Class
Actual	$1,000.00	$862.40	0.79%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
Class I
Actual	$1,000.00	$862.70	0.79%	$3.68
Hypothetical (5% return before expenses)	$1,000.00	$1,021.05	0.79%	$3.99
Class II
Actual	$1,000.00	$860.60	1.14%	$5.30
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	1.14%	$5.76

(a)	The Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses after any applicable waivers and reimbursements.

(b)	Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2020	5

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.42%)
Consumer Discretionary (0.08%)
American Tire Distributors(a)(b)(c)(d)(e)	2,940	$48,481

Materials (0.34%)
Real Alloy Holding, Inc.(a)(b)(c)(d)(e)	3	96,964
Specialty Steel Holdco, Inc.(a)(b)(c)(d)(e)	1	114,640
Total Materials		211,604

TOTAL COMMON STOCKS
(Cost $299,738)		260,085

	Rate	Maturity Date	Principal Amount	Value (Note 2)
BANK LOANS (32.34%)
Communications (3.45%)
MH Sub I LLC, Series Amendment No. 2 Initial(a)(f)(g)	1M US L + 7.50%, 1.00% Floor	9/15/2025	$1,821,443	$1,539,119
Ten-X LLC(f)	1M US L + 4.00%, 1.00% Floor	9/27/2024	527,303	436,784
Ten-X LLC, Series Senior Secured(a)(b)(e)(f)	1M US L + 8.00%, 1.00% Floor	9/29/2025	180,000	165,600
Total Communications				2,141,503

Consumer Discretionary (1.11%)
18 Fremont Street Acquisition LLC(f)(g)	1M US L + 8.00%, 1.50% Floor	8/9/2025	786,727	654,950
American Tire Distributors, Inc., Series Initial (DIP)(a)(b)(f)(h)	Cash L + 6.00 + PIK 1.0%, 1.00% Floor	9/1/2023	25,705	24,163
American Tire Distributors, Inc., Series Initial(b)(f)(h)	Cash L + 6.50 + PIK 1.50%, 1.00% Floor	9/2/2024	16,923	11,423
Total Consumer Discretionary				690,536

Consumer, Cyclical (1.66%)
DexKo Global, Inc., Series B(a)(f)	3M US L + 8.25%	7/24/2025	238,910	210,241
Truck Hero, Inc., Series Initial(a)(f)	1M US L + 8.25%, 1.00% Floor	4/21/2025	260,000	201,500
Truck Hero, Inc., Series Initial(f)	1M US L + 3.75%	4/22/2024	804,844	620,534
Total Consumer, Cyclical				1,032,275

Consumer, Non-cyclical (8.53%)
Aveanna Healthcare LLC, Series Initial(f)	L + 4.25%, 1.00% Floor	3/18/2024	1,118,424	866,779
Aveanna Healthcare LLC, Series Initial(a)(e)(f)	1M US L + 8.00%, 1.00% Floor	3/17/2025	120,000	90,600
Aveanna Healthcare LLC, Series Initial New(f)(g)	1M US L + 5.50%, 1.00% Floor	3/18/2024	488,145	401,499
Dentalcorp Health Services ULC, Series Initial(f)	1M US L + 7.50%, 1.00% Floor	6/8/2026	230,000	185,150
IRI Holdings, Inc., Series Initial(f)	3M US L + 4.50%	12/1/2025	678,283	543,474
Kronos Acquisition Intermediate, Inc., Series Initial(f)(g)	1M US L + 4.00%, 1.00% Floor	5/15/2023	1,540,000	1,393,061
KUEHG Corp, Series Tranche B(f)(g)	3M US L + 8.25%, 1.00% Floor	8/22/2025	730,000	673,425
Lanai Holdings III, Inc., Series Initial(a)(b)(f)	3M US L + 8.50%, 1.00% Floor	8/28/2023	160,000	92,800
Learning Care Group No. 2, Inc., Series Initial(a)(f)	3M US L + 7.50%, 1.00% Floor	3/13/2026	110,000	97,900
Packaging Coordinators Midco, Inc., Series Initial(f)(g)	%, 1.00% Floor	6/30/2023	293,648	259,144
Packaging Coordinators Midco, Inc., Series Initial(f)	3M US L + 8.75%, 1.00% Floor	7/1/2024	540,000	484,650
Parfums Holding Co., Inc., Series Initial(f)	3M US L + 8.75%, 1.00% Floor	6/30/2025	250,000	209,166
Total Consumer, Non-cyclical				5,297,648

Energy (0.72%)
Encino Acquisition Partners Holdings LLC, Series Initial(f)(g)	1M US L + 6.75%, 1.00% Floor	10/29/2025	1,030,000	446,335

See Notes to Financial Statements.

6	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Financials (6.03%)
Asurion LLC, Series Replacement B-2(f)(g)	1M US L + 6.50%	8/4/2025	$3,455,000	$3,202,353
Granite US Holdings Corp., Series B(a)(f)	3M US L + 5.25%	9/30/2026	517,400	375,115
Masergy Holdings, Inc., Series Initial(f)	3M US L + 7.50%, 1.00% Floor	12/16/2024	125,585	104,027
Zest Acquisition Corp., Series Initial(a)(f)	3M US L + 7.50%, 1.00% Floor	3/13/2026	90,000	63,000
Total Financials				3,744,495

Industrials (7.06%)
Brand Energy & Infrastructure Services, Inc., Series Initial(f)(g)	3M US L + 4.25%, 1.00% Floor	6/21/2024	827,084	670,840
Deliver Buyer, Inc., Series Senior Secured(f)(g)	3M US L + 5.00%, 1.00% Floor	5/1/2024	1,879,039	1,540,812
Engineered Machinery Holdings, Inc., Series Initial(f)(g)	3M US L + 7.25%, 1.00% Floor	7/18/2025	955,812	752,702
Engineered Machinery Holdings, Inc., Series Incremental Amendment No. 2(a)(f)(g)	%, 1.00% Floor	7/19/2024	1,190,000	1,041,250
Utex Industries, Inc., Series Initial(f)	1M US L + 7.25%, 1.00% Floor	5/20/2022	460,000	100,625
Utex Industries, Inc. - Initial Loan (First Lien), Series Initial(f)(g)	1M US L + 4.00%, 1.00% Floor	5/21/2021	826,840	274,234
Total Industrials				4,380,463

Technology (3.78%)
Evergreen Skills Lux S.À R.L., Series Initial(f)(g)	6M US L + 4.75%, 1.00% Floor	4/28/2021	1,870,799	1,234,728
Peak 10 Holding Corp., Series Initial(f)	3M US L + 7.25%, 1.00% Floor	8/1/2025	140,000	56,000
TierPoint LLC, Series Initial(f)(g)	%, 1.00% Floor	5/6/2024	740,000	664,150
TierPoint LLC, Series Initial(f)	1M US L + 7.25%, 1.00% Floor	5/5/2025	400,000	392,000
Total Technology				2,346,878

TOTAL BANK LOANS
(Cost $23,894,708)				20,080,133

HIGH YIELD BONDS AND NOTES (61.87%)
Basic Materials (11.97%)
Baffinland Iron Mines Corp. / Baffinland Iron Mines LP(i)	8.750%	7/15/2026	1,550,000	1,386,397
Big River Steel LLC / BRS Finance Corp.(i)	7.250%	9/1/2025	1,580,000	1,449,603
Century Aluminum Co.(i)	7.500%	6/1/2021	2,250,000	2,072,700
Cornerstone Chemical Co.(i)	6.750%	8/15/2024	640,000	535,197
Joseph T Ryerson & Son, Inc.(i)	11.000%	5/15/2022	1,250,000	1,171,849
Northwest Acquisitions ULC / Dominion Finco, Inc.(i)	7.125%	11/1/2022	1,650,000	817,311
Total Basic Materials				7,433,057

Communications (7.16%)
GrubHub Holdings, Inc.(i)	5.500%	7/1/2027	880,000	783,684
GTT Communications, Inc.(i)	7.875%	12/31/2024	2,090,000	1,363,725
Sirius XM Radio, Inc.(i)	5.375%	7/15/2026	410,000	418,108
Urban One, Inc.(i)	7.375%	4/15/2022	1,210,000	1,105,681
ViaSat, Inc.(i)	5.625%	9/15/2025	820,000	771,747
Total Communications				4,442,945

Consumer, Cyclical (3.67%)
Carlson Travel, Inc.(i)	9.500%	12/15/2024	1,515,000	1,013,148
Sportsnet(a)(b)(c)(e)	10.250%	1/15/2025	100,000	97,000
SRS Distribution, Inc.(i)	8.250%	7/1/2026	750,000	681,407
Viking Cruises, Ltd.(i)	5.875%	9/15/2027	830,000	490,248
Total Consumer, Cyclical				2,281,803

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	7

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

	Rate	Maturity Date	Principal Amount	Value (Note 2)
Consumer, Non-cyclical (15.39%)
Acadia Healthcare Co., Inc.	5.125%	7/1/2022	$640,000	$615,401
Avantor, Inc.(i)	9.000%	10/1/2025	1,030,000	1,090,724
Envision Healthcare Corp.(i)	8.750%	10/15/2026	2,650,000	665,263
High Ridge Brands Co.(a)(b)(c)(e)(i)(j)	8.875%	3/15/2025	125,000	2,875
MPH Acquisition Holdings LLC(i)	7.125%	6/1/2024	570,000	500,192
One Call Corp., Series Ai(a)(b)(e)(h)	Cash 7.50% + PIK 11.00%	7/1/2024	534,849	427,879
Polaris Intermediate Corp.(h)(i)	Cash 8.50% + PIK 9.25%	12/1/2022	2,300,000	1,799,705
Simmons Foods, Inc.(i)	5.750%	11/1/2024	1,010,000	923,195
Surgery Center Holdings, Inc.(i)	6.750%	7/1/2025	915,000	666,802
Surgery Center Holdings, Inc.(i)	10.000%	4/15/2027	900,000	637,688
Team Health Holdings, Inc.(i)	6.375%	2/1/2025	1,260,000	452,019
Tenet Healthcare Corp.	8.125%	4/1/2022	1,870,000	1,777,136
Total Consumer, Non-cyclical				9,558,879

Energy (5.15%)
Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.375%	9/15/2024	950,000	667,090
Continental Resources, Inc.	5.000%	9/15/2022	550,000	341,478
Energy Ventures Gom LLC / EnVen Finance Corp.(i)	11.000%	2/15/2023	790,000	465,108
Forum Energy Technologies, Inc., Series WI	6.250%	10/1/2021	1,320,000	427,284
Hilcorp Energy I LP / Hilcorp Finance Co.(i)	5.750%	10/1/2025	580,000	271,872
Occidental Petroleum Corp.	2.700%	2/15/2023	340,000	203,096
Occidental Petroleum Corp.	2.700%	8/15/2022	150,000	107,015
Transocean, Inc.(i)	7.500%	1/15/2026	1,500,000	715,451
Total Energy				3,198,394

Financials (7.36%)
Acrisure LLC / Acrisure Finance, Inc.(i)	8.125%	2/15/2024	1,340,000	1,312,764
AssuredPartners, Inc.(i)	7.000%	8/15/2025	1,630,000	1,479,176
HUB International, Ltd.(i)	7.000%	5/1/2026	340,000	339,175
NFP Corp.(i)	6.875%	7/15/2025	1,450,000	1,439,082
Total Financials				4,570,197

Industrials (10.64%)
Apex Tool Group LLC / BC Mountain Finance, Inc.(i)	9.000%	2/15/2023	1,250,000	823,431
JPW Industries Holding Corp.(i)	9.000%	10/1/2024	780,000	614,246
Material Sciences Corp.(a)(b)(c)(e)(f)(h)	L + 8.25 or PIK 2.00%	1/9/2024	107,945	103,088
Plastipak Holdings, Inc.(i)	6.250%	10/15/2025	1,140,000	1,028,850
Titan Acquisition, Ltd. / Titan Co.-Borrower LLC(i)	7.750%	4/15/2026	1,260,000	1,060,879
TransDigm, Inc.	6.375%	6/15/2026	1,720,000	1,656,446
Trident TPI Holdings, Inc.(i)	6.625%	11/1/2025	1,630,000	1,322,346
Total Industrials				6,609,286

Materials (0.53%)
Real Alloy Holding, Inc.(a)(b)(c)(e)(f)(h)	L + 10.00% or PIK L+12.00%, 1.00% Floor	11/28/2023	118,182	118,182
Specialty Steel Holdco, Inc.(a)(b)(c)(e)(h)	11.922% or PIK L+11.00%, 1.00% Floor%	11/15/2022	210,000	210,000
Total Materials				328,182

TOTAL HIGH YIELD BONDS AND NOTES
(Cost $46,785,719)				38,422,743

See Notes to Financial Statements.

8	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Portfolio of Investments

March 31, 2020 (Unaudited)

TOTAL INVESTMENTS (94.63%)
(Cost $70,980,165)	$58,762,961

OTHER ASSETS IN EXCESS OF LIABILITIES (5.37%)	3,331,432

NET ASSETS (100.00%)	$62,094,393

(a)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

(b)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2020, the market value of illiquid securities in the aggregate was $1,513,095, representing 2.44% of the Fund’s net assets.

(c)	Security deemed to be restricted as of March 31, 2020. As of March 31, 2020, the market value of restricted securities in the aggregate was $791,230, representing 1.27% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2 and 8.

(d)	Non-income producing security.

(e)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(f)	Floating or variable rate security. The reference rate is described below. The rate in effect as of March 31, 2020 is based on the reference rate plus the displayed spread as of the securities last reset date.

(g)	All or a portion of this position has not settled as of March 31, 2020. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.

(h)	Payment in-kind.

(i)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020 the market value of securities restricted under Rule 144A in the aggregate was $31,671,648, representing 51.01% of net assets. These securities have been determined to be liquid pursuant to procedures adopted by the Board unless indicated as illiquid as denoted in footnote (b).

(j)	Security is currently in default.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment in-kind

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2020 was 0.99%

3M US L - 3 Month LIBOR as of March 31, 2020 was 1.45%

6M US L - 6 Month LIBOR as of March 31, 2020 was 1.18%

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indices or ratings group indices, and/or as defined by Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of the Fund’s net assets. (Unaudited)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	9

DDJ Opportunistic High Yield Fund	Statement of Assets and Liabilities

March 31, 2020 (Unaudited)

ASSETS:
Investments, at value (Cost $70,980,165)	$58,762,961
Cash and cash equivalents	8,110,364
Receivable for investments sold	969,021
Receivable for shares sold	142,500
Dividends and interest receivable	1,271,267
Prepaid expenses	14,592
Total Assets	69,270,705

LIABILITIES:
Payable for administration and transfer agency fees	49,549
Payable for investments purchased	7,080,293
Payable for shares redeemed	2,187
Payable to adviser	9,710
Payable for shareholder services
Class I	506
Class II	736
Payable for distribution fees
Class II	859
Payable for printing	2,135
Payable for professional fees	16,144
Payable for trustees’ fees and expenses	1,569
Payable to Chief Compliance Officer fees	8,125
Accrued expenses and other liabilities	4,499
Total Liabilities	7,176,312
NET ASSETS	$62,094,393

NET ASSETS CONSIST OF:
Paid-in capital (Note 5)	$75,667,064
Total distributable earnings/(deficit)	(13,572,671)
NET ASSETS	$62,094,393

PRICING OF SHARES
Institutional Class :
Net Asset Value, offering and redemption price per share	$7.27
Net Assets	$59,015,952
Shares of beneficial interest outstanding	8,115,672
Class I :
Net Asset Value, offering and redemption price per share	$7.27
Net Assets	$599,359
Shares of beneficial interest outstanding	82,481
Class II :
Net Asset Value, offering and redemption price per share	$7.29
Net Assets	$2,479,082
Shares of beneficial interest outstanding	340,076

Commitments and Contingencies (Note 8)

See Notes to Financial Statements.

10	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Statement of Operations

For the Six Months Ended March 31, 2020 (Unaudited)

INVESTMENT INCOME:
Interest	$2,241,917
Total Investment Income	2,241,917

EXPENSES:
Investment advisory fees (Note 6)	188,045
Administration fees	88,355
Shareholder service fees
Class II	3,137
Distribution fees
Class II	7,842
Custody fees	5,473
Legal fees	5,998
Audit and tax fees	9,999
Transfer agent fees	26,210
Trustees fees and expenses	2,234
Registration and filing fees	23,211
Printing fees	1,955
Chief Compliance Officer fees	16,250
Insurance fees	350
Other expenses	5,788
Total Expenses	384,847
Less fees waived/reimbursed by investment adviser (Note 6)
Institutional Class	(138,632)
Class I	(2,250)
Class II	(20,076)
Net Expenses	223,889
NET INVESTMENT INCOME	2,018,028

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:	769,464
Investments	(769,464)
Net realized loss	(769,464)
Change in unrealized appreciation/(depreciation) on:
Investments	(11,041,621)
Net change	(11,041,621)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(11,811,085)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,793,057)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	11

DDJ Opportunistic High Yield Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment income	$2,018,028	$1,450,326
Net realized loss on investments	(769,464)	(465,576)
Net change in unrealized depreciation on investments	(11,041,621)	(1,048,284)
Net decrease in net assets resulting from operations	(9,793,057)	(63,534)
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Class	(1,637,771)	(915,656)
Class I	(23,728)	(72,341)
Class II	(194,010)	(458,179)
Total distributions	(1,855,509)	(1,446,176)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Institutional Class
Shares sold	50,119,436	13,604,457
Dividends reinvested	1,451,528	533,113
Shares redeemed	(2,156,960)	(1,602,313)
Net increase from beneficial share transactions	49,414,004	12,535,257
Class I
Shares sold	–	233,319
Dividends reinvested	–	67,635
Shares redeemed	–	(228,124)
Net increase from beneficial share transactions	–	72,830
Class II
Shares sold	2,147,643	9,164,237
Dividends reinvested	134,434	370,661
Shares redeemed	(5,507,160)	(3,900,068)
Redemption fees	1,102	3,166
Net increase/(decrease) from beneficial share transactions	(3,223,981)	5,637,996
Net increase in net assets	34,541,457	16,736,373

NET ASSETS:
Beginning of period	27,552,936	10,816,563
End of period	$62,094,393	$27,552,936

See Notes to Financial Statements.

12	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Statement of Cash Flows

For the Six Months Ended March 31, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(9,793,057)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchases of investment securities	(57,700,985)
Proceeds from disposition of investment securities	17,481,147
Amortization of premium and accretion of discount on investments	(160,794)
Net realized loss on investments	769,464
Net change in unrealized depreciation on investments	11,041,621
(Increase)/Decrease in assets:
Dividends and interest receivable	(820,221)
Receivable due from adviser	36,592
Prepaid expenses	5,236
Increase/(Decrease) in liabilities:
Payable for shareholder services
Class II	306
Payable for distribution fees
Class II	(571)
Payable for administration and transfer agency fees	23,339
Payable to trustees’ fees and expenses	1,556
Payable to Chief Compliance Officer fees	2,917
Payable for printing	1,407
Payable for professional fees	(6,904)
Accrued expenses and other liabilities	2,043
Net cash used in operating activities	(39,116,904)

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Proceeds from sale of shares	52,127,079
Payment on shares redeemed	(7,660,831)
Cash distributions paid	(269,547)
Net cash provided by financing activities	44,196,701

Net change in cash & cash equivalents	5,079,797
Cash & cash equivalents, beginning of period	$3,030,567
Cash & cash equivalents, end of period	$8,110,364

Non-cash financing activities not included herein consist of reinvestment of distributions of:	$1,585,962

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	13

DDJ Opportunistic High Yield Fund	Financial Highlights

Institutional Class	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Period Ended September 30, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.72		$9.53	$10.04	$9.84	$9.76	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.32		0.83	0.84	0.87	0.72	0.08
Net realized and unrealized gain/(loss) on investments	(1.48)		(0.82)	(0.43)	0.33	0.06	(0.26)
Total from investment operations	(1.16)		0.01	0.41	1.20	0.78	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.82)	(0.82)	(0.89)	(0.70)	(0.06)
From net realized gains on investments	–		–	(0.10)	(0.11)	–	–
Total Distributions	(0.29)		(0.82)	(0.92)	(1.00)	(0.70)	(0.06)
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.45)		(0.81)	(0.51)	0.20	0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$7.27		$8.72	$9.53	$10.04	$9.84	$9.76

TOTAL RETURN(c)	(13.76%)		0.12%	4.26%	12.73%	8.41%	(1.77%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$59,016		$20,367	$8,801	$7,101	$7,916	$2,968

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.38	%(d)	3.01%	3.81%	4.61%	5.19%	14.66	%(d)
Operating expenses including reimbursement/waiver	0.79	%(d)	0.79%	0.79%	0.79%	0.79%	0.79	%(d)
Net investment income including reimbursement/waiver	7.57	%(d)	9.14%	8.56%	8.67%	7.55%	3.71	%(d)

PORTFOLIO TURNOVER RATE(e)	36%		43%	147%	86%	72%	4%

(a)	Commenced operations on July 17, 2015.

(b)	Calculated using the average shares method.

(c)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Annualized.

(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

14	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Financial Highlights

Class I	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.72		$9.54		$10.04		$9.84		$9.76	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.32		0.84		0.81		0.86		0.73	0.07
Net realized and unrealized gain/(loss) on investments	(1.48)		(0.83)		(0.39)		0.33		0.05	(0.24)
Total from investment operations	(1.16)		0.01		0.42		1.19		0.78	(0.17)

LESS DISTRIBUTIONS:
From net investment income	(0.29)		(0.83)		(0.82)		(0.88)		(0.70)	(0.07)
From net realized gains on investments	–		–		(0.10)		(0.11)		–	–
Total Distributions	(0.29)		(0.83)		(0.92)		(0.99)		(0.70)	(0.07)
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (Note 5)	–		–		0.00	(c)	–		–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.45)		(0.82)		(0.50)		0.20		0.08	(0.24)
NET ASSET VALUE, END OF PERIOD	$7.27		$8.72		$9.54		$10.04		$9.84	$9.76

TOTAL RETURN(d)	(13.73%)		0.16%		4.42%		12.63%		8.43%	(1.76%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$599		$719		$723		$732		$650	$98

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.43	%(e)	2.98%		3.04%		4.63%		5.10%	14.74	%(e)
Operating expenses including reimbursement/waiver	0.79	%(e)(f)	0.79	%(f)	0.79	%(f)	0.80	%(f)	0.89%	0.89	%(e)
Net investment income including reimbursement/waiver	7.44	%(e)	9.20%		8.29%		8.66%		7.55%	3.47	%(e)

PORTFOLIO TURNOVER RATE(g)	36%		43%		147%		86%		72%	4%

(a)	Commenced operations on July 17, 2015.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	According to the Fund’s shareholder services plan with respect to the Fund’s Class I shares, any amount of such payment not paid during the Fund’s fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the periods ended March 31, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, in the amounts of 0.00%, 0.10%, 0.10% and 0.09% of average net assets of Class I shares.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	15

DDJ Opportunistic High Yield Fund	Financial Highlights

Class II	For a Share Outstanding Throughout the Periods Presented

	For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019		For the Year Ended September 30, 2018		For the Year Ended September 30, 2017		For the Year Ended September 30, 2016	For the Period Ended September 30, 2015 (a)
NET ASSET VALUE, BEGINNING OF PERIOD	$8.75		$9.55		$10.04		$9.83		$9.76	$10.00

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)	0.30		0.80		0.79		0.84		0.68	0.07
Net realized and unrealized gain/(loss) on investments	(1.49)		(0.82)		(0.41)		0.32		0.06	(0.25)
Total from investment operations	(1.19)		(0.02)		0.38		1.16		0.74	(0.18)

LESS DISTRIBUTIONS:
From net investment income	(0.27)		(0.79)		(0.77)		(0.84)		(0.67)	(0.06)
From net realized gains on investments	–		–		(0.10)		(0.11)		–	–
Total Distributions	(0.27)		(0.79)		(0.87)		(0.95)		(0.67)	(0.06)
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL (Note 5)	0.00	(c)	0.01		0.00	(c)	–		–	–
NET INCREASE/(DECREASE) IN NET ASSET VALUE	(1.46)		(0.80)		(0.49)		0.21		0.07	(0.24)
NET ASSET VALUE, END OF PERIOD	$7.29		$8.75		$9.55		$10.04		$9.83	$9.76

TOTAL RETURN(d)	(13.94%)		(0.12%)		3.97%		12.38%		8.06%	(1.80%)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)	$2,479		$6,467		$1,292		$201		$106	$98

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver	1.78	%(e)	3.20%		3.83%		4.86%		6.18%	14.99	%(e)
Operating expenses including reimbursement/waiver	1.14	%(e)(f)	1.14	%(f)	1.08	%(f)	1.05	%(f)	1.14%	1.14	%(e)
Net investment income including reimbursement/waiver	6.90	%(e)	8.74%		8.16%		8.41%		7.15%	3.22	%(e)

PORTFOLIO TURNOVER RATE(g)	36%		43%		147%		86%		72%	4%

(a)	Commenced operations on July 17, 2015.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	According to the Fund’s shareholder services plan with respect to the Fund’s Class II shares, any amount of such payment not paid during the Fund’s fiscal year for such services activities shall be reimbursed to the Fund as soon as practical after the end of the fiscal year. Fees were reimbursed to the Fund during the periods ended March 31, 2020, September 30, 2019, September 30, 2018 and September 30, 2017, in the amounts of 0.00%, 0.00%, 0.06% and 0.09% of average net assets of Class II shares.

(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

16	www.ddjcap.com

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the DDJ Opportunistic High Yield Fund (the “Fund”). The Fund is diversified, and its primary investment objective is overall total return consisting of a high level of current income together with long-term capital appreciation. The Fund currently offers Class I shares, Class II shares and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

Investment Valuation: The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

The market price for debt obligations is generally the price, at the mean, supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more third party pricing services or dealers.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities. Money market funds, representing short-term investments, are valued at their NAV.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | March 31, 2020	17

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020:

DDJ Opportunistic High Yield Fund

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Consumer Discretionary	$–	$–	$48,481	$48,481
Materials	–	–	211,604	211,604
Bank Loans
Communications	–	436,784	1,704,719	2,141,503
Consumer Discretionary	–	666,373	24,163	690,536
Consumer, Cyclical	–	620,534	411,741	1,032,275
Consumer, Non-cyclical	–	5,016,348	281,300	5,297,648
Energy	–	446,335	–	446,335
Financial	–	3,306,380	438,115	3,744,495
Industrials	–	3,339,213	1,041,250	4,380,463
Technology	–	2,346,878	–	2,346,878
High Yield Bonds and Notes
Basic Materials	–	7,433,057	–	7,433,057
Communications	–	4,442,945	–	4,442,945
Consumer, Cyclical	–	2,184,803	97,000	2,281,803
Consumer, Non-cyclical	–	9,128,125	430,754	9,558,879
Energy	–	3,198,394	–	3,198,394
Financial	–	4,570,197	–	4,570,197
Industrials	–	6,506,198	103,088	6,609,286
Materials	–	–	328,182	328,182
Total	$–	$53,642,564	$5,120,397	$58,762,961

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

DDJ Opportunistic High Yield Fund	Common Stocks	Bank Loans	High Yield Bonds And Notes	Total
Balance as of September 30, 2019	$324,667	$2,074,335	$947,669	$3,346,671
Accrued discount/ premium	–	7,332	5,541	12,873
Realized Gain/(Loss)	–	2,554	1,267	3,821
Change in Unrealized Appreciation/(Depreciation)	(64,582)	(760,332)	(9,478)	(834,392)
Purchases	–	2,256,345	25,650	2,281,995
Sales Proceeds	–	(92,603)	(14,500)	(107,103)
Transfer into Level 3	–	1,653,882	2,875	1,656,757
Transfer out of Level 3	–	(1,240,225)	–	(1,240,225)
Balance as of March 31, 2020	$260,085	$3,901,288	$959,024	$5,120,397
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2020	$(64,582)	$(579,242)	$(17,948)	$(661,772)

Information about Level 3 measurements as of March 31, 2020:

Asset Class	Market Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stocks	$260,085	Discounted Cash Flow Analysis, Market Analysis	Discount Rate, EBITDA Multiple	12.2% -16.1%/4.75x - 7.25x
Bank Loans	$3,645,088	Third-Party Vendor Pricing Service	Vendor Quotes	N/A
Bank Loans	$256,200	Yield Analysis	Yield to Worst	11.2% -16.9%
High Yield Bonds and Notes	$528,270	Yield Analysis	Yield to Worst	11.07% -11.2%
High Yield Bonds and Notes	$2,875	Liquidation Analysis	Discount Rate	17.98%
			Expected Recovery Rate	2.30%
High Yield Bonds and Notes	$427,879	Estimated Recovery Value	Capital Structure Priority	80.00

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yield to Worst	Increase	Decrease
Vendor Quotes	Increase	Decrease
Discount Rate	Decrease	Increase
EBITDA Multiple	Increase	Decrease
Capital Structure Priority	Increase	Decrease

Cash & Cash Equivalents: The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Fund maintains cash balances, which, at times may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

Concentration of Credit Risk: The Fund places its cash with a banking institution, which is insured by FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Fund does not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to the Fund. Expenses that cannot be directly attributed to the Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to the Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class. Fees provided under the distribution (Rule 12b-1) and/or shareholder service plans for a particular class of the Fund are charged to the operations of such class.

Semi-Annual Report | March 31, 2020	19

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

Federal Income Taxes: The Fund complies with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Fund is not subject to income taxes to the extent such distributions are made.

As of and during the six months ended March 31, 2020, the Fund did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. The Fund files U.S. federal, state and local income tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Fund’s administrator has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax is required in the Fund’s financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective yield method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Distributions to Shareholders: The Fund normally pays dividends, if any, monthly, and distributes capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income the Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when the Fund sells a security it has owned for more than one year. The Fund may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

Loan Assignments: The Fund acquires loans via loan assignments. The Fund considers loans acquired via assignment to be investments in debt instruments. When the Fund purchases loans from lenders via assignment, the Fund will acquire direct rights against the borrower on the loan except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Loans and debt instruments are subject to credit risk. Credit risk relates to the ability of the borrower under such fixed income instruments to make interest and principal payments as they become due.

As of March 31, 2020, the Fund held $20,080,133, or 32.34% of the Fund’s net assets, in loans acquired via assignment.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to sell. The Fund may not be able to sell these investments at the best prices or at the value the Fund places on them. In such a market, the value of such investments, and as a result the Fund’s share price, may fall dramatically, even during periods of declining interest rates. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for high yield securities in particular may be less liquid than higher quality fixed income securities, and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Restricted Securities: Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Fund has acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material.

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

The below securities are restricted from resale as of March 31, 2020:

	Security Type	Acquisition Date	Amortized Cost	Fair Value
American Tire Distributors	Common Stocks	12/21/18	$62,534	$48,481
High Ridge Brands Co.	High Yield Bonds and Notes	3/23/18 - 4/19/18	112,893	2,875
Material Sciences Corp.	High Yield Bonds and Notes	7/9/18	107,945	103,088
Real Alloy Holding, Inc.	High Yield Bonds and Notes	5/31/18	118,182	118,182
Real Alloy Holding, Inc.	Common Stocks	5/31/18	103,329	96,964
Specialty Steel Holdco, Inc.	Common Stocks	11/15/17	133,875	114,640
Specialty Steel Holdco, Inc.	High Yield Bonds and Notes	11/15/17	210,000	210,000
Sportsnet	High Yield Bonds and Notes	12/27/17	98,867	97,000
				$791,230

Restricted securities under Rule 144A, including the aggregate value and percentage of net assets of the Fund, have been identified in the Portfolio of Investments.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now spread on a worldwide basis. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the overall market, including the U.S. high yield market, in a material adverse manner. The impact of the outbreak may be short term or may last for an extended period of time. DDJ Capital Management, LLC (“DDJ” or the “Adviser”) will continue to monitor market conditions as information is available as well as evaluate the potential impacts, if any, on the value of the Fund’s investments.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by the Fund. The amounts and characteristics of tax basis distributions are estimated at the time of distribution and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Fund for the fiscal year ended September 30 was as follows:

Distributions Paid From:	2019
Ordinary Income	$1,446,176
Total	$1,446,176

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2020, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized depreciation for Federal tax purposes were as follows:

Gross unrealized appreciation (excess of value over tax cost)	$286,139
Gross unrealized depreciation (excess of tax cost over value)	(12,521,376)
Net unrealized depreciation	(12,235,237)
Cost of investments for income tax purposes	$70,998,198

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six months ended March 31, 2020 were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$61,889,866	$18,439,901

Semi-Annual Report | March 31, 2020	21

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Fund have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Fund nor any of its creditors has the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 1.00% short-term redemption fee deducted from the redemption amount. For the six months ended March 31, 2020, the redemption fees charged by the Fund, if any, are presented in the Statements of Changes in Net Assets.

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Institutional Class
Shares sold	5,856,500	1,530,079
Dividends reinvested	174,682	59,015
Shares redeemed	(249,969)	(177,768)
Net increase in shares outstanding	5,781,213	1,411,326
Class I
Shares sold	–	25,223
Dividends reinvested	–	7,446
Shares redeemed	–	(25,953)
Net increase in shares outstanding	–	6,716
Class II
Shares sold	247,788	996,036
Dividends reinvested	15,754	40,912
Shares redeemed	(662,798)	(432,917)
Net increase/(decrease) in shares outstanding	(399,256)	604,031

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2020, the Fund did not have any shareholder or account that exceeded the 25% ownership threshold for disclosure.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: The Adviser, subject to the authority of the Board, is responsible for the overall management and administration of the Fund’s business affairs. The Adviser manages the investments of the Fund in accordance with the Fund’s investment objective, policies and limitations and investment guidelines established jointly by the Adviser and the Board.

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets. The management fee is paid on a monthly basis. The Board may extend the Advisory Agreement for additional one-year terms. The Board and the shareholders of the Fund may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Fund’s Total Annual Fund Operating Expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Servicing expenses, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.79% of the Fund’s average daily net assets of each of the Institutional Class, Class I and Class II shares. The Fee Waiver Agreement is in effect through January 31, 2021, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that the Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust’s Board. Fees waived or reimbursed for the six months ended March 31, 2020 are disclosed in the Statement of Operations.

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DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

As of March 31, 2020, the balance of recoupable expenses was as follows:

	Expiring in 2020	Expiring in 2021	Expiring in 2022	Expiring in 2023
Institutional Class	$133,150	$234,535	$221,366	$138,632
Class I	13,622	54,953	17,790	2,250
Class II	2,776	21,371	109,325	20,076

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to the Fund. The Fund has agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to the Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Fund’s operations. The Fund’s administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by the Fund for the six months ended March 31, 2020 are disclosed in the Statement of Operations. ALPS is reimbursed by the Fund for certain out of pocket expenses.

Transfer Agent: ALPS serves as transfer agent for the Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as the Fund’s Chief Compliance Officer to monitor and test the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement with the Trust. Shares of the Fund are offered on a continuous basis through the Distributor, as agent of the Fund. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Fund’s principal underwriter pursuant to the Distribution Agreement.

The Fund has adopted a Distribution and Services Plan (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act for its Class II shares. The Plan allows the Fund to use Class II assets to pay fees in connection with the distribution and marketing of Class II shares and/or the provision of shareholder services to Class II shareholders. The Plan permits payment for services in connection with the administration of plans or programs that use Class II shares of the Fund, if any, as their funding medium and for related expenses. The Plan permits the Fund to make total payments at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to its Class II shares. Because these fees are paid out of the Fund’s Class II assets, if any, on an ongoing basis, over time they will increase the cost of an investment in the Class II shares, if any, and Class II Plan fees may cost an investor more than other types of sales charges. Plan fees are shown as distribution fees on the Statement of Operations.

The Fund has adopted a shareholder services plan (“Shareholder Services Plan”) with respect to the Fund’s Class I and Class II shares. Under the Shareholder Services Plan, the Fund is authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net assets of the Class I shares and Class II shares, respectively, attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Shareholder Services Plan fees are included with shareholder service fees on the Statement of Operations. The Fund’s Class I and Class II Shareholder Services Plan fees are currently accruing at 0.00% and 0.10% of the average daily net asset value of each share class, respectively, on an annual basis.

7. TRUSTEES

As of March 31, 2020, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $11,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $2,500. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

Semi-Annual Report | March 31, 2020	23

DDJ Opportunistic High Yield Fund	Notes to Financial Statements

March 31, 2020 (Unaudited)

8. COMMITMENTS AND CONTINGENCIES

The Fund may make commitments pursuant to bridge loan facilities. Such commitments typically remain off balance sheet as it is more likely than not, based on the good faith judgement of the Adviser, that such bridge facilities will not ever fund. As of March 31, 2020, the Fund had no outstanding bridge facility commitments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

10. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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DDJ Opportunistic High Yield Fund	Additional Information

March 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Fund (toll-free) at 1-844-363-4898 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Fund’s portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-781-283-8500 or by writing to DDJ Capital Management, LLC at Stony Brook Office Park, 130 Turner Street Building 3, Suite 600, Waltham, Massachusetts 02453.

Semi-Annual Report | March 31, 2020	25

SEVEN
CANYONS ADVISORS

SEMI-ANNUAL REPORT | 3.31.20

SEVEN CANYONS STRATEGIC INCOME FUND

SEVEN CANYONS WORLD INNOVATORS FUND

Shareholder Letter	1
Portfolio Update
Seven Canyons Strategic Income Fund	4
Seven Canyons World Innovators Fund	6
Disclosure of Fund Expenses	8
Portfolios of Investments
Seven Canyons Strategic Income Fund	10
Seven Canyons World Innovators Fund	17
Statements of Assets and Liabilities	23
Statements of Operations	25
Statements of Changes in Net Assets
Seven Canyons Strategic Income Fund	27
Seven Canyons World Innovators Fund	28
Financial Highlights	30
Notes to Financial Statements	38
Disclosure Regarding Renewal and Approval of Fund Advisory Agreement	51
Additional Information	53

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you copies of the reports. Instead, the reports will be made available on the Funds’ website at www.sevencanyonsadvisors.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-833-7-CANYON to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at www.sevencanyonsadvisors.com.

Seven Canyons Advisors	Shareholder Letter
March 31, 2020 (Unaudited)

Dear Fellow Shareholders:

WHERE DO WE STAND?

As the infection pattern for COVID-19 grows clearer, the economic impact of social isolation becomes  murkier.  Authoritarian  China  appears  to  have  controlled  the  virus  by  government mandated social isolation. More democratic governments have generally followed China’s path with less rigidity. As a result, the spread of the virus is coming under control. However, the economic impact of isolation and shutdowns remains unclear. Its magnitude depends on two factors: the severity of the crunch, and the government actions to counter the shock.

Prior to the virus, the global economy was growing slowly but steadily. This is good news. But stock markets were possibly extended, which is bad news. Our current situation contrasts with the circumstances prior to the global financial crisis (GFC). Back then, the economy was on the verge of overheating. In many nations, too much capital had been devoted to residential housing. Further, complex securities (such as collateralized debt obligations (CDOs) based on other CDOs) added a layer of risk atop the capital misallocation to housing. When the first sub-prime home loans failed, Fed Chair Ben Bernanke pronounced that the crisis was contained to sub-prime home loans. So government response to the GFC was slow and potentially inappropriate (too much monetary stimulus, too little fiscal). Additionally, the European Central Bank (ECB) provided only limited liquidity and raised rates too soon after the crisis. It wasn’t until Draghi replaced Trichet that the ECB undertook to do “whatever it takes.”

Fortunately, governments learned from the GFC and now have a better idea of what is required to halt this economic meltdown. During the GFC, the threat of a solvency crisis (loans which could not be repaid) led to a liquidity crisis (unwillingness to provide credit). During the COVID-19 crisis, the fear is that a liquidity crisis (broadly defined to include the lack of income for laid-off workers in the hard-hit service industries) will lead to a solvency crisis. To prevent this from happening, government response must be early and often, which is exactly what we are seeing.

Unfortunately, government reaction is never as effective as it could be. For example, sending $1200 to many Americans may be politically correct, but why not focus on those who have lost their jobs? Perhaps then we could “afford” to send $2400 checks to those most in need.

Historically, the economy falters due to a progression of somewhat predictable economic events. For example, New Century Financial, a residential home lender to sub-prime borrowers, filed for bankruptcy in April of 2007, nearly a year before Bear Stearns fell. In turn, Bear Stearns’ demise was six months prior to Lehman Brothers’ bankruptcy, which precipitated the GFC meltdown. Today, the economy has been derailed by a non-economic event. COVID-19 reminds us that not only are such non-economic events unpredictable, but they can impact the economy severely.

My prior comments suggested that turmoil was possible due to the elevated level of the stock market. I have compared the alarm you feel when the market sharply declines to the fear you feel when the plane you are flying in encounters turbulence--both very unsettling experiences. Years ago, I was about to land in Hartford when our plane suddenly dropped about 100 feet --and we were already close to the ground. I felt panic. When the plane leveled out and resumed its normal flight pattern, my fear was replaced by gratitude.

Semi-Annual Report | March 31, 2020	1

Seven Canyons Advisors	Shareholder Letter
March 31, 2020 (Unaudited)

The panicked market too will one day find a bottom from which it will rise. As of the date of this report, there is some chance that the bottom has already been reached as the Funds’ ACWI benchmark has risen more than 20% off its March 23rd low. It is likely, however, that the market will take another downturn if COVID-19 impacted businesses struggle to regain footing. Two markers will show the way. The first is when we get better containment of COVID-19’s spread. In other words, when the global new-case curve begins to plateau, which appears to be the current trajectory. The second waypost is when the effect of the interplay between economic slowdown and government stimulus becomes clearer.

The best case scenario is that our economy, aided by effective government programs, returns to normal sooner rather than later. The worst case is a slow return to a level lower than normal, partially due to ineffective government programs. It is likely that neither of these scenarios plays out. Instead, our path forward will probably be a moderate paced return to a moderate reduction in economic activity.

The challenge with sending these comments is that they reflect where we stand at a single point in time. However, our current situation changes on a daily basis. I have tried to provide a general framework for my thinking as of the date these comments are sent. Inevitably, the passage of time will make much of my commentary irrelevant. Our attitude at SCA is “this too will pass.” We are spending our time trying to grasp what the future will look like on the other side of this crisis. We are not making any dramatic moves, as trading in panicked markets is always unwise.

We are grateful that most of our investors are adopting the same attitude. You are willing to ride it out with us. Thank you. And thank you for your loyalty over the years. We appreciate you!

Sincerely,

Sam Stewart

Partner

This letter is for informational purposes only and does not constitute investment advice or a recommendation of any particular security, strategy, or investment product. The expressed views and opinions presented are for informational purposes only, are based on current market conditions, and are subject to change without notice. Although information and statistics contained herein have been obtained from sources believed to be reliable and are accurate to the best of our knowledge, Seven Canyons Advisors cannot and does not guarantee the accuracy, validity, timeliness, or completeness of such information and statistics made available to you for any particular purpose. Past performance is not indicative of future results.

All investing involves risk. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability, and differences in financial reporting standards and securities market regulation. Investing in small and micro-cap funds will be more volatile and loss of principal could be greater than investing in large cap or more diversified funds.

2	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Shareholder Letter
March 31, 2020 (Unaudited)

An investor should consider investment objectives, risks, charges, and expenses carefully before investing. To obtain a Prospectus, which contains this and other information, visit our website at www.sevencanyonsadvisors.com or call us at 1-801-349-2718. Read the prospectus carefully before investing.

© 2020 Seven Canyons. All rights reserved. Seven Canyons Funds are distributed by ALPS Distributors, Inc. (ADI).

Semi-Annual Report | March 31, 2020	3

Seven Canyons Strategic Income Fund	Portfolio Update
March 31, 2020 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2010 through March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Past performance does not guarantee future results. All returns reflect reinvested dividends, but do not reflect the deduction of fees or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2020)

	6 months	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons Strategic Income Fund -Investor	-27.04%	-25.05%	-3.87%	5.52%	3.87%
MSCI All Country World Index - NR(a)	-14.33%	-11.26%	2.85%	5.88%	4.35%
Bloomberg Barclays US Aggregate Bond Index(b)	3.33%	8.93%	3.36%	3.88%	4.47%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original  cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*

The Fund commenced operations on February 1, 2006. The Predecessor Fund, Wasatch Strategic Income Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons Strategic Income Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

(a)

The MSCI ACWI is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world. The MSCI ACWI is maintained by Morgan Stanley Capital International (MSCI) and is comprised of stocks from 23 developed countries and 24 emerging markets.

4	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio Update
March 31, 2020 (Unaudited)

(b)

Then Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS (agency and non-agency). The index is not actively managed and does not reflect any deductions for fees, expenses or taxes.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Investor Class (as reported in the January 28, 2020 Prospectus) are 1.76% and 1.40%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Top Ten Equity Holdings (as a % of Net Assets)*

UnitedHealth Group, Inc.	4.95%
Comcast Corp.	2.95%
Magellan Midstream Partners LP	2.31%
Star Asia Capital Corp.	2.28%
Golar LNG Partners LP	2.12%
Visa, Inc.	2.00%
Granules India, Ltd.	1.99%
Mastercard, Inc.	1.96%
Solar Senior Capital, Ltd.	1.94%
Solar Capital, Ltd.	1.86%
Top Ten Holdings	24.36%

Sector Allocation (as a % of Net Assets)*

Financials	29.55%
Health Care	12.48%
Information Technology	10.60%
Consumer Discretionary	7.98%
Industrials	6.78%
Energy	6.77%
Communication Services	6.07%
Consumer Staples	3.09%
Materials	2.23%
Real Estate	1.61%
Cash, Cash Equivalents, & Other Net Assets	12.84%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2020	5

Seven Canyons World Innovators Fund	Portfolio Update
March 31, 2020 (Unaudited)

Performance of a Hypothetical $10,000 Initial Investment

(March 31, 2010 through March 31, 2020)

The graph shown above represents historical performance of a hypothetical investment of $10,000 in the Investor Class. Due to differing expenses, performance of the Institutional Class will vary. Past performance does not guarantee future results. Returns do not reflect the deduction of fees, sales charges, or taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of March 31, 2020)

	6 Months	1 Year	5 Year	10 Year	Since Inception*
Seven Canyons World Innovators Fund - Investor	-16.70%	-17.32%	2.81%	8.19%	6.47%
Seven Canyons World Innovators Fund - Institutional	-16.61%	-17.17%	3.03%	8.30%	6.53%
MSCI All Country World Index ex USA Small Cap - NR(a)	-21.19%	-21.18%	-0.81%	2.79%	6.28%
MSCI All Country World Index IMI(b)	-15.42%	-12.73%	2.45%	5.80%	4.62%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original  cost. Performance may be lower or higher than performance data quoted. Fund performance current to the most recent month-end is available by calling (833) 722-6966 or by visiting www.sevencanyonsadvisors.com.

*	Seven Canyons World Innovators Fund – Investor Class has an inception date of December 19, 2000. Seven Canyons World Innovators Fund – Institutional Class has an inception date of February 1, 2016. Performance for the Institutional Class prior to 2/1/2016 is based on the performance of the Investor Class. Performance of the Fund’s Institutional Class prior to 2/1/2016 uses the actual expenses of the Fund’s Investor Class without any adjustments. For any such period of time, the performance of the Fund’s Institutional Class would have been substantially similar to, yet higher than, the performance of the Fund’s Investor Class, because the shares of both classes are invested in the same portfolio of securities, but the classes bear different expenses. The Predecessor Fund, Wasatch World Innovators Fund, managed by Wasatch Advisors, Inc., was reorganized into the Seven Canyons World Innovators Fund on September 10, 2018. Seven Canyons Advisors, LLC has been the Fund’s investment adviser since September 10, 2018. Fund performance prior to September 10, 2018 is reflective of the past performance of the Predecessor Fund.

6	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio Update
March 31, 2020 (Unaudited)

(a)	Effective January 28, 2020, the Fund changed its primary benchmark to the MSCI All Country Ex-US Small Cap Index from the MSCI ACWI (All Country World Index) IMI. The Adviser believes that the MSCI All Country Ex-US Small Cap Index provides a more appropriate comparison for evaluating the Fund’s performance. The MSCI ACWI ex USA Small Cap Index captures small cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 26 Emerging Markets (EM) countries.

(b)	The MSCI ACWI (All Country World Index) IMI (Investable Market Index) is designed to measure the equity market performance of large, mid, and small cap securities across developed and emerging markets throughout the world.

Returns of less than 1 year are cumulative.

Indices are not actively managed and do not reflect deduction for fees, expenses or taxes. An investor cannot invest directly in an index.

The returns shown above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

The total annual operating expenses and total annual operating expenses after fee waivers and/or reimbursement you may pay as an investor in the Fund’s Investor Class and Institutional Class shares (as reported in the January 28, 2020 Prospectus) are 1.98% and 1.79% and 1.98% and 1.59%, respectively. The Fund’s investment adviser has contractually agreed to limit expenses through January 31, 2021.

Top Ten Equity Holdings (as a % of Net Assets)*

Peloton Interactive, Inc.	4.79%
MNF Group, Ltd.	4.42%
V-Cube, Inc.	3.50%
Gamma Communications PLC	3.22%
Avon Rubber PLC	2.88%
zooplus AG	2.75%
Naked Wines PLC	2.75%
Ocado Group PLC	2.54%
Abcam PLC	2.07%
Lime Technologies AB	2.01%
Top Ten Holdings	30.93%

Sector Allocation (as a % of Net Assets)*

Information Technology	25.35%
Health Care	16.94%
Communication Services	16.70%
Consumer Discretionary	14.52%
Industrials	4.96%
Consumer Staples	4.02%
Financials	3.04%
Real Estate	0.49%
Cash, Cash Equivalents, & Other Net Assets	13.98%
Total	100.00%

*	Holdings are subject to change, and may not reflect the current or future position of the portfolio.

Semi-Annual Report | March 31, 2020	7

Seven Canyons Advisors	Disclosure of Fund Expenses
March 31, 2020 (Unaudited)

Example. As a shareholder of the Seven Canyons Strategic Income Fund or Seven Canyons World Innovators Fund (the “Funds”), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on October 1, 2019 and held through March 31, 2020.

Actual Expenses. The first line under each class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period October 1, 2019 – March 31, 2020” to estimate the expenses you paid on your account during  this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the following table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Disclosure of Fund Expenses
March 31, 2020 (Unaudited)

	Beginning Account Value October 1, 2019	Ending Account Value March 31, 2020	Expense Ratio(a)	Expenses Paid During Period October 1, 2019 - March 31, 2020(b)
Seven Canyons Strategic
Income Fund
Investor Class
Actual	$1,000.00	$729.60	0.95%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,020.25	0.95%	$4.80

Seven Canyons World
Innovators Fund
Investor Class
Actual	$1,000.00	$833.00	1.75%	$8.02
Hypothetical (5% return before expenses)	$1,000.00	$1,016.25	1.75%	$8.82

Institutional Class
Actual	$1,000.00	$833.90	1.55%	$7.11
Hypothetical (5% return before expenses)	$1,000.00	$1,017.25	1.55%	$7.82

(a)	Each Fund’s expense ratios have been annualized based on the Fund’s most recent fiscal half-year expenses after any applicable waivers and reimbursements.
(b)

Expenses are equal to the annualized expense ratio shown above for the applicable class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (183), divided by 366.

Semi-Annual Report | March 31, 2020	9

Seven Canyons Strategic Income Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (85.79%)
Airport Services (1.20%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	49,000	$264,927

Apparel Retail (0.82%)
Ross Stores, Inc.	2,100	182,637

Application Software (2.02%)
Atled Corp.	14,000	160,073
PCA Corp.	10,200	287,914
Total Application Software		447,987

Asset Management & Custody Banks (8.68%)
Apollo Investment Corp.	11,000	74,250
Ares Capital Corp.	24,000	258,720
Burford Capital, Ltd.	53,000	272,026
Fondul Proprietatea SA, GDR(a)	19,000	229,900
FS KKR Capital Corp.	82,000	246,000
Solar Capital, Ltd.	35,485	413,045
Solar Senior Capital, Ltd.	44,315	430,299
Total Asset Management & Custody Banks		1,924,240

Automotive Retail (0.70%)
Combined Motor Holdings, Ltd.	205,689	154,212

Broadcasting (0.00%)(b)
Fox Corp., Class B	33	755

Cable & Satellite (2.95%)
Comcast Corp., Class A	19,000	653,220

Coal & Consumable Fuels (0.73%)
NAC Kazatomprom JSC, GDR(a)	13,000	162,500

Construction Materials (1.29%)
Tecnoglass, Inc.	74,200	286,412

Consumer Finance (4.83%)
Arman Financial Services, Ltd.	13,000	71,230
Capri Global Capital, Ltd.	113,204	255,584
OneMain Holdings, Inc.	11,000	210,320
SLM Corp.	41,000	294,790
Transaction Capital, Ltd.	195,000	132,601

See Notes to Financial Statements.

10	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Consumer Finance (continued)
Unifin Financiera SAB de CV	133,000	$105,738
Total Consumer Finance		1,070,263

Data Processing & Outsourced Services (5.43%)
Mastercard, Inc., Class A	1,800	434,808
My EG Services Bhd	500,000	110,007
Vakrangee, Ltd.	820,000	216,447
Visa, Inc.	2,750	443,080
Total Data Processing & Outsourced Services		1,204,342

Department Stores (0.30%)
Mitra Adiperkasa Tbk PT	2,332,000	67,521

Diversified Banks (4.70%)
Bank Rakyat Indonesia Persero Tbk PT	1,020,000	187,073
Grupo Financiero Galicia SA, ADR	13,000	91,650
Halyk Savings Bank of Kazakhstan JSC, GDR(a)	16,251	149,509
HDFC Bank, Ltd., ADR	6,000	230,760
Sberbank of Russia PJSC, Sponsored ADR	22,000	209,660
Security Bank Corp.	40,000	83,962
TBC Bank Group PLC	10,000	89,172
Total Diversified Banks		1,041,786

Diversified REITs (2.28%)
Star Asia Capital Corp.(c)(d)(e)(f)(g)(h)	355,714	505,470

Diversified Support Services (0.51%)
Clipper Logistics PLC	60,000	111,936

Electrical Components & Equipment (0.71%)
Vitzrocell Co., Ltd.	13,790	156,252

Financial Exchanges & Data (1.64%)
MSCI, Inc.	400	115,584
OTC Markets Group, Inc., Class A	9,000	248,400
Total Financial Exchanges & Data		363,984

Health Care Services (1.61%)
Integrated Diagnostics Holdings PLC(a)(e)	108,000	357,336

Home Improvement Retail (1.60%)
AllHome Corp.(d)	1,819,000	167,645

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	11

Seven Canyons Strategic Income Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Home Improvement Retail (continued)
Home Depot, Inc.	1,000	$186,710
Total Home Improvement Retail		354,355

Homebuilding (0.94%)
Dom Development SA	11,989	208,093

Household Appliances (0.96%)
Vestel Beyaz Esya Sanayi ve Ticaret AS	86,637	212,217

Hypermarkets & Super Centers (0.70%)
Metro Retail Stores Group, Inc.	5,700,000	155,292

Industrial Gases (0.93%)
Taiyo Nippon Sanso Corp.	14,000	207,159

Industrial Machinery (1.38%)
Confidence Petroleum India, Ltd.(d)	787,000	154,027
Porvair PLC	24,000	151,336
Total Industrial Machinery		305,363

Integrated Oil & Gas (1.61%)
Suncor Energy, Inc.	22,367	356,969

Integrated Telecommunication Services (1.23%)
Sarana Menara Nusantara Tbk PT	6,600,000	272,340

Internet & Direct Marketing Retail (1.59%)
Naspers, Ltd., Class N	1,990	282,808
Prosus NV(d)	1,000	70,021
Total Internet & Direct Marketing Retail		352,829

Managed Health Care (5.80%)
Qualicorp Consultoria e Corretora de Seguros SA	41,000	188,742
UnitedHealth Group, Inc.	4,400	1,097,272
Total Managed Health Care		1,286,014

Mortgage REITs (6.79%)
AGNC Investment Corp.	25,500	269,790
Arbor Realty Trust, Inc.	19,500	95,550
Broadmark Realty Capital, Inc.	54,000	406,080
Ellington Financial, Inc.	20,000	114,200
Great Ajax Corp.	55,876	355,371

See Notes to Financial Statements.

12	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Mortgage REITs (continued)
Ladder Capital Corp.	20,000	$94,800
Redwood Trust, Inc.	17,000	86,020
Starwood Property Trust, Inc.	8,000	82,000
Total Mortgage REITs		1,503,811

Oil & Gas Storage & Transportation (4.43%)
Golar LNG Partners LP	140,000	470,400
Magellan Midstream Partners LP	14,000	510,860
Total Oil & Gas Storage & Transportation		981,260

Packaged Foods & Meats (0.98%)
Guan Chong Bhd	466,000	216,336

Personal Products (1.38%)
Herbalife Nutrition, Ltd.(d)	5,800	169,128
TCI Co., Ltd.	23,085	136,753
Total Personal Products		305,881

Pharmaceuticals (3.73%)
CSPC Pharmaceutical Group, Ltd.	80,000	157,367
Granules India, Ltd.	236,788	440,770
Hypera SA	41,000	227,958
Total Pharmaceuticals		826,095

Publishing (1.01%)
Future PLC	18,000	223,534
Railroads (2.50%)
Canadian National Railway Co.	5,200	406,563
Globaltrans Investment PLC, GDR(a)	28,000	148,400
Total Railroads		554,963

Retail REITs (1.61%)
Simon Property Group, Inc.	6,500	356,590

Semiconductor Equipment (0.84%)
BE Semiconductor Industries NV	6,100	186,824

Semiconductors (2.31%)
Microchip Technology, Inc.	2,600	176,280

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	13

Seven Canyons Strategic Income Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co.,
Ltd., Sponsored ADR	7,000	$334,530
Total Semiconductors		510,810

Specialty Stores (1.07%)
Pets at Home Group PLC	20,000	63,502
Tractor Supply Co.	2,050	173,328
Total Specialty Stores		236,830

Thrifts & Mortgage Finance (0.63%)
Indiabulls Housing Finance, Ltd.	109,000	138,949

Trading Companies & Distributors (0.01%)
Triton International, Ltd.	100	2,587

Trucking (0.48%)
Localiza Rent a Car SA	21,000	106,170

Wireless Telecommunication Services (0.88%)
Safaricom PLC	782,800	195,679

TOTAL COMMON STOCKS
(Cost $24,616,591)		19,012,730

EXCHANGE TRADED FUNDS (1.34%)
Invesco Dynamic Pharmaceuticals ETF	5,400	297,054

TOTAL EXCHANGE TRADED FUNDS
(Cost $353,644)		297,054

WARRANTS (0.03%)
Guan Chong Bhd, Strike Price $1.65, Expires 11/04/2022	53,666	6,522
TOTAL WARRANTS (Cost $–)		6,522

See Notes to Financial Statements.

14	www.sevencanyonsadvisors.com

Seven Canyons Strategic Income Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (9.77%)

State Street Institutional US Government Money Market Fund	0.259%	2,165,134	2,165,134
			2,165,134
TOTAL SHORT TERM INVESTMENT
(Cost $2,165,134)			2,165,134

TOTAL INVESTMENTS (96.93%)
(Cost $27,135,369)			$21,481,440

OTHER ASSETS IN EXCESS OF LIABILITIES (3.07%)			680,829

NET ASSETS (100.00%)			$22,162,269

(a)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2020, the market value of those securities was $1,047,645 representing 4.73% of net assets.

(b)	Less than .005%.

(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.

(d)	Non-income producing security.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020 the market value of securities restricted under Rule 144A in the aggregate was $862,806, representing 3.89% of net assets.

(f)	Security deemed to be restricted as of March 31, 2020. As of March 31, 2020, the market value of restricted securities in the aggregate was $505,470, representing 2.28% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2 and 8.

(g)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(h)	Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2020, the market value of illiquid securities in the aggregate was $505,470, representing 2.28% of the Fund’s net assets.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	15

Seven Canyons Strategic Income Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

At March 31, 2020, Seven Canyons Strategic Income Fund’s investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Argentina	0.5
Bermuda	0.0(a)
Brazil	2.7
Canada	4.0
China	0.8
Colombia	1.5
Egypt	1.8
Georgia	0.5
Great Britain	5.3
India	7.8
Indonesia	2.7
Japan	3.4
Kazakhstan	1.6
Kenya	1.0
Malaysia	1.7
Mexico	1.9
Netherlands	1.3
Philippines	2.1
Poland	1.1
Romania	1.2
Russia	1.9
South Africa	2.9
South Korea	0.8
Taiwan	2.4
Turkey	1.1
United States	48.0
100.0

(a)	Less than .005%.

See Notes to Financial Statements.

16	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (85.84%)
Aerospace & Defense (2.88%)
Avon Rubber PLC	90,000	$2,556,684

Alternative Carriers (12.89%)
Gamma Communications PLC	233,928	2,861,431
MNF Group, Ltd.	1,366,210	3,924,683
NFON AG(a)	169,598	1,545,616
V-Cube, Inc.	285,000	3,109,313
Total Alternative Carriers		11,441,043

Application Software (18.55%)
AI, Inc.	23,000	233,231
Altium, Ltd.	51,000	894,952
Atled Corp.	80,000	914,705
Bigtincan Holdings, Ltd.(a)	2,000,000	666,948
Elmo Software, Ltd.(a)	260,934	707,233
GK Software SE(a)	20,588	906,002
Lightspeed POS, Inc.(a)	30,000	405,884
Lime Technologies AB	110,000	1,782,605
LoopUp Group PLC(a)	995,000	784,788
Miroku Jyoho Service Co., Ltd.	40,500	891,151
nearmap, Ltd.(a)	320,000	222,038
PCA Corp.	60,000	1,693,612
Quartix Holdings PLC	325,709	929,607
Rakus Co., Ltd.	80,000	1,185,312
Sinch AB(a)(b)(c)	25,301	978,323
Smaregi, Inc.(a)	40,000	1,014,148
Tracsis PLC	80,000	585,910
Whispir, Ltd.(a)	608,524	417,710
Xero, Ltd.(a)	30,000	1,247,716
Total Application Software		16,461,875

Biotechnology (3.05%)
Abcam PLC	130,000	1,833,793
Bioventix PLC	19,000	868,905
Total Biotechnology		2,702,698

Communications Equipment (0.48%)
Blackline Safety Corp.(a)	140,000	427,770

Data Processing & Outsourced Services (0.84%)
My EG Services Bhd	3,385,800	744,925

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	17

Seven Canyons World Innovators Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Distillers & Vintners (1.27%)
Becle SAB de CV	100,000	$121,530
Radico Khaitan, Ltd.	285,437	1,006,079
Total Distillers & Vintners		1,127,609

Diversified Banks (0.78%)
TCS Group Holding PLC, GDR(c)	60,000	693,600

Electrical Components & Equipment (0.56%)
Vitzrocell Co., Ltd.	44,269	501,603

Electronic Equipment & Instruments (2.18%)
Catapult Group International, Ltd.(a)	1,500,000	701,540
Coda Octopus Group, Inc.(a)	40,000	224,400
Eroad, Ltd.(a)(d)	850,000	1,009,016
Total Electronic Equipment & Instruments		1,934,956

Electronic Manufacturing Services (0.25%)
Audinate Group, Ltd.(a)	94,000	218,996

Food Retail (2.74%)
Naked Wines PLC	781,387	2,436,102

Health Care Equipment (1.53%)
Ray Co. Ltd/KR(a)	39,900	1,100,817
Surgical Science Sweden AB(a)	6,000	153,308
Xvivo Perfusion AB(a)	10,000	100,245
Total Health Care Equipment		1,354,370

Health Care Facilities (3.39%)
Japan Animal Referral Medical Center Co., Ltd.(a)	80,000	1,135,431
M1 Kliniken AG	101,266	1,061,560
Medikaloka Hermina Tbk PT(c)	6,054,000	811,080
Total Health Care Facilities		3,008,071

Health Care Services (2.90%)
BML, Inc.	60,000	1,611,680
Integrated Diagnostics Holdings PLC(b)(c)	291,891	965,770
Total Health Care Services		2,577,450

Health Care Supplies (2.11%)
Medartis Holding AG(a)(b)(c)	5,000	190,130
Tristel PLC	150,000	777,863

See Notes to Financial Statements.

18	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Health Care Supplies (continued)
Ypsomed Holding AG	7,000	$906,534
Total Health Care Supplies		1,874,527

Health Care Technology (1.37%)
Kanamic Network Co., Ltd.	48,000	230,293
MedPeer, Inc.(a)	50,000	658,269
Mentice AB(a)	8,000	36,278
RaySearch Laboratories AB(a)	50,000	286,770
Total Health Care Technology		1,211,610

Home Improvement Retail (0.27%)
AllHome Corp.(a)	2,622,700	241,717

Human Resource & Employment Services (1.23%)
HeadHunter Group PLC, ADR	20,000	319,400
Upwork, Inc.(a)	120,000	774,000
Total Human Resource & Employment Services		1,093,400

Industrial Machinery (0.28%)
Confidence Petroleum India, Ltd.(a)	1,272,758	249,097

Interactive Home Entertainment (1.84%)
UBISOFT Entertainment(a)	22,334	1,632,416

Internet & Direct Marketing Retail (7.25%)
Kogan.com, Ltd.	130,000	421,775
momo.com, Inc.	70,000	886,264
Ocado Group PLC(a)	150,000	2,250,036
PChome Online, Inc.(a)	190,000	436,938
zooplus AG(a)	20,000	2,442,245
Total Internet & Direct Marketing Retail		6,437,258

Investment Banking & Brokerage (1.43%)
JDC Group AG(a)	230,000	1,268,802

IT Consulting & Other Services (2.52%)
Easyvista SA(a)	19,244	1,215,270
TechMatrix Corp.	50,000	1,018,185
Total IT Consulting & Other Services		2,233,455

Leisure Facilities (0.00%)(e)
Goals Soccer Centres PLC(a)(d)(f)(g)(h)	1,492,500	0

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	19

Seven Canyons World Innovators Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	Shares	Value (Note 2)
Leisure Products (4.79%)
Peloton Interactive, Inc., Class A(a)	160,000	$4,248,000

Life Sciences Tools & Services (0.67%)
Genetic Signatures, Ltd.(a)	542,901	590,940

Movies & Entertainment (1.97%)
Roku, Inc.(a)	20,000	1,749,600

Other Diversified Financial Services (0.65%)
Hypoport AG(a)	2,000	572,703

Pharmaceuticals (1.93%)
JW Life Science Corp.	100,000	1,165,240
Ouro Fino Saude Animal Participacoes SA	127,000	548,710
Total Pharmaceuticals		1,713,950

Real Estate Services (0.49%)
Purplebricks Group PLC(a)	820,880	430,956

Specialty Stores (2.20%)
Fenix Outdoor International AG	5,850	368,187
Pets at Home Group PLC	500,000	1,587,551
Total Specialty Stores		1,955,738

Systems Software (0.55%)
Blue Prism Group PLC(a)	35,000	485,877

TOTAL COMMON STOCKS
(Cost $82,169,609)		76,177,798

LIMITED PARTNERSHIP INTEREST (0.18%)
Greenspring Global Partners II LP(a)(d)(g)(h)	1	164,488

TOTAL LIMITED PARTNERSHIP INTEREST
(Cost $185,659)		164,488

See Notes to Financial Statements.

20	www.sevencanyonsadvisors.com

Seven Canyons World Innovators Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (4.31%)

State Street Institutional US Government Money Market Fund	0.259%	3,821,261	3,821,261
			3,821,261
TOTAL SHORT TERM INVESTMENT
(Cost $3,821,261)			3,821,261

TOTAL INVESTMENTS (90.33%)
(Cost $86,176,529)			$80,163,547

OTHER ASSETS IN EXCESS OF LIABILITIES (9.67%)			8,580,826

NET ASSETS (100.00%)			$88,744,373

(a)	Non-income producing security.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of March 31, 2020 the market value of securities restricted under Rule 144A in the aggregate was  $2,134,223, representing 2.40% of net assets.

(c)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration.  Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2020, the market value of those securities was $3,638,903 representing 4.10% of net assets.

(d)

Security deemed to be illiquid under the procedures approved by the Fund’s Board of Trustees. As of March 31, 2020, the market value of illiquid securities in the aggregate was $1,173,504, representing 1.32% of the Fund’s net assets.

(e)	Less than .005%.

(f)

As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.  Additional information on Level 3 assets can be found in Note 2.  Significant Accounting Policies in the Notes to Financial Statements section.

(g)

Security deemed to be restricted as of March 31, 2020. As of March 31, 2020, the market value of restricted securities in the aggregate was $164,488, representing 0.19% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2 and 8.

(h)	Fair valued security under the procedures approved by the Fund’s Board of Trustees.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	21

Seven Canyons World Innovators Fund	Portfolio of Investments
March 31, 2020 (Unaudited)

At March 31, 2020, Seven Canyons World Innovators Fund’s investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	11.5
Brazil	0.7
Canada	1.1
Cyprus	0.9
Egypt	1.3
France	3.7
Germany	10.2
Great Britain	24.1
India	1.6
Indonesia	1.1
Japan	17.9
Malaysia	1.0
Mexico	0.2
New Zealand	3.0
Philippines	0.3
Russia	0.4
South Korea	3.6
Sweden	4.4
Switzerland	1.9
Taiwan	1.7
United States	9.4
100.0

See Notes to Financial Statements.

22	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Assets and Liabilities
March 31, 2020 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
ASSETS:
Investments, at value (Cost $27,135,369 and $86,176,529)	$21,481,440	$80,163,547
Foreign currency, at value (Cost 165,294 and 5,301,959, respectively)	149,201	5,424,821
Receivable for investments sold	522,098	6,014,409
Receivable for shares sold	153,606	29,745
Dividends and interest receivable	80,535	195,486
Other assets	7,963	15,288
Total Assets	22,394,843	91,843,296

LIABILITIES:
Payable for administration and transfer agency fees	24,197	78,061
Payable for investments purchased	160,658	2,821,761
Payable for shares redeemed	9,665	52,275
Payable to adviser	3,877	84,696
Payable for printing	1,400	4,374
Payable for professional fees	12,181	17,442
Payable for trustees’ fees and expenses	1,325	4,587
Payable to Chief Compliance Officer fees	1,460	5,207
Accrued expenses and other liabilities	17,811	30,520
Total Liabilities	232,574	3,098,923
NET ASSETS	$22,162,269	$88,744,373

NET ASSETS CONSIST OF:
Paid-in capital (Note 6)	$28,262,841	$101,876,554
Total distributable earnings	(6,100,572)	(13,132,181)
NET ASSETS	$22,162,269	$88,744,373

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	23

Seven Canyons Advisors	Statements of Assets and Liabilities
March 31, 2020 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$8.49	$13.23
Net Assets	$22,162,269	$82,285,883
Shares of beneficial interest outstanding	2,609,483	6,219,277
Institutional Class:
Net Asset Value, offering and redemption price per share	N/A	$13.42
Net Assets	N/A	$6,458,490
Shares of beneficial interest outstanding	N/A	481,289

See Notes to Financial Statements.

24	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Statements of Operations
For the Six Months Ended March 31, 2020 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$706,757	$540,203
Foreign taxes withheld	(13,325)	(22,062)
Total Investment Income	693,432	518,141
EXPENSES:
Investment advisory fees (Note 6)	118,262	871,890
Administration fees	30,394	95,354
Custody fees	12,647	35,053
Legal fees	2,230	7,665
Audit and tax fees	10,000	10,000
Transfer agent fees	27,155	98,290
Trustees fees and expenses	2,107	7,215
Registration and filing fees	9,745	16,141
Printing fees	3,420	11,112
Chief Compliance Officer fees	4,514	15,487
Insurance fees	965	3,616
Other expenses	4,418	7,536
Total Expenses	225,857	1,179,359
Less fees waived/reimbursed by investment adviser (Note 6)
Investor Class	(65,668)	(154,477)
Institutional Class	–	(16,003)
Total fees waived/reimbursed by investment adviser (Note 6)	(65,668)	(170,480)
Net Expenses	160,189	1,008,879
NET INVESTMENT INCOME/(LOSS)	533,243	(490,738)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain/(loss) on:
Affiliated Investments	–	(688,144)
Unaffiliated Investments	721,889	(4,292,283)
Foreign currency transactions	(8,517)	(348,590)
Net realized gain/(loss)	713,372	(5,329,017)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated Investments	(9,587,716)	(12,349,603)
Affiliated Investments	–	(274,962)
Translation of asset and liabilities denominated in foreign currency	(15,115)	140,923
Net change	(9,602,831)	(12,483,642)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(8,889,459)	(17,812,659)

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	25

Seven Canyons Advisors	Statements of Operations
For the Six Months Ended March 31, 2020 (Unaudited)

	SEVEN CANYONS STRATEGIC INCOME FUND	SEVEN CANYONS WORLD INNOVATORS FUND

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,356,216)	$(18,303,397)

See Notes to Financial Statements.

26	www.sevencanyonsadvisors.com

Seven Canyons
Strategic Income Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment income	$533,243	$1,009,544
Net realized gain on investments	713,372	978,108
Net change in unrealized depreciation on investments	(9,602,831)	(2,949,675)
Net decrease in net assets resulting from operations	(8,356,216)	(962,023)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(1,152,612)	(1,187,763)
Total distributions	(1,152,612)	(1,187,763)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	756,314	1,901,387
Dividends reinvested	1,137,069	1,162,426
Shares redeemed	(4,669,295)	(6,085,645)
Redemption fees	339	394
Net decrease from beneficial share transactions	(2,775,573)	(3,021,438)
Net decrease in net assets	(12,284,401)	(5,171,224)

NET ASSETS:
Beginning of period	34,446,670	39,617,894
End of period	$22,162,269	$34,446,670

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	27

Seven Canyons
World Innovators Fund	Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
OPERATIONS:
Net investment loss	$(490,738)	$(381,208)
Net realized gain/(loss) on investments	(5,329,017)	2,929,087
Net change in unrealized depreciation on investments	(12,483,642)	(14,949,139)
Net decrease in net assets resulting from operations	(18,303,397)	(12,401,260)
DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(634,788)	(29,476,916)
Institutional Class	(37,652)	(1,390,437)
Total distributions	(672,440)	(30,867,353)

BENEFICIAL SHARE TRANSACTIONS (Note 5):
Investor Class
Shares sold	5,179,781	7,718,872
Dividends reinvested	614,289	28,546,551
Shares redeemed	(17,477,469)	(36,860,332)
Redemption fees	4,421	1,345
Net decrease from beneficial share transactions	(11,678,978)	(593,564)
Institutional Class
Shares sold	2,583,389	3,141,721
Dividends reinvested	35,769	1,301,695
Shares redeemed	(1,221,871)	(3,927,591)
Redemption fees	–	547
Net increase from beneficial share transactions	1,397,287	516,372
Net decrease in net assets	(29,257,528)	(43,345,805)

NET ASSETS:
Beginning of period	118,001,901	161,347,706
End of period	$88,744,373	$118,001,901

See Notes to Financial Statements.

28	www.sevencanyonsadvisors.com

Page Intentionally Left Blank

Seven Canyons
Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net investment income
From net realized gains on investments
Tax return of capital
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

30	www.sevencanyonsadvisors.com

Seven Canyons
Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
$12.05		$12.74	$11.78	$10.62	$10.49	$12.63

0.19		0.34	0.21	0.16	0.26	0.30
(3.33)		(0.62)	1.04	1.12	0.49	(1.38)
(3.14)		(0.28)	1.25	1.28	0.75	(1.08)

(0.17)		(0.41)	(0.29)	(0.12)	(0.23)	(0.44)
(0.25)		–	–	–	(0.35)	(0.62)
–		–	–	–	(0.04)	–
(0.42)		(0.41)	(0.29)	(0.12)	(0.62)	(1.06)
0.00	(c)	0.00 (c)	0.00 (c)	–	–	–
(3.56)		(0.69)	0.96	1.16	0.13	(2.14)
$8.49		$12.05	$12.74	$11.78	$10.62	$10.49

(27.04%)		(2.09%)	10.71%	12.09%	7.38%	(9.54%)

$22,162		$34,447	$39,618	$45,045	$55,112	$88,661

1.34	%(e)	1.31%	1.08%	1.10%	1.04%	0.95%
0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%
3.16	%(e)	2.85%	1.71%	1.12%	2.50%	2.51%

36%		50%	72%	34%	45%	78%

(a)	Effective September 10, 2018, the Seven Canyons Strategic Income Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 per share.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	31

Seven Canyons
Strategic Income Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

32	www.sevencanyonsadvisors.com

Page Intentionally Left Blank

Seven Canyons
World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment loss(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

34	www.sevencanyonsadvisors.com

Seven Canyons
World Innovators Fund – Investor Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Year Ended September 30, 2016	For the Year Ended September 30, 2015
$15.97		$22.59	$22.75	$19.32	$20.17	$22.62

(0.07)		(0.05)	(0.14)	(0.13)	(0.12)	(0.21)
(2.57)		(2.04)	3.30	4.26	1.90	0.30
(2.64)		(2.09)	3.16	4.13	1.78	0.09

(0.10)		(4.53)	(3.32)	(0.70)	(2.63)	(2.54)
(0.10)		(4.53)	(3.32)	(0.70)	(2.63)	(2.54)
0.00	(c)	0.00 (c)	0.00 (c)	–	–	–
(2.74)		(6.62)	(0.16)	3.43	(0.85)	(2.45)
$13.23		$15.97	$22.59	$22.75	$19.32	$20.17

(16.70%)		(7.13%)	14.77%	22.23%	8.97%	0.32%

$82,286		$111,449	$153,187	$191,021	$193,826	$186,272

2.03	%(e)	1.94%	1.82%	1.83%	1.78%	1.76%
1.75	%(e)	1.75%	1.81%	1.83%	1.78%	1.76%
(0.86	%)(e)	(0.30%)	(0.65%)	(0.57%)	(0.66%)	(0.76%)

81%		136%	159%	91%	112%	100%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	35

Seven Canyons
World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

NET ASSET VALUE, BEGINNING OF PERIOD

INCOME/(LOSS) FROM OPERATIONS:
Net investment income/(loss)(b)
Net realized and unrealized gain/(loss) on investments
Total from investment operations

LESS DISTRIBUTIONS:
From net realized gains on investments
Total Distributions
REDEMPTION FEES
NET INCREASE/(DECREASE) IN NET ASSET VALUE
NET ASSET VALUE, END OF PERIOD

TOTAL RETURN(d)

SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS
Operating expenses excluding reimbursement/waiver
Operating expenses including reimbursement/waiver
Net investment income/(loss) including reimbursement/waiver

PORTFOLIO TURNOVER RATE(f)

See Notes to Financial Statements.

36	www.sevencanyonsadvisors.com

Seven Canyons
World Innovators Fund – Institutional Class	Financial Highlights

For a Share Outstanding Throughout the Years Presented

For the Six Months Ended March 31, 2020 (Unaudited)		For the Year Ended September 30, 2019	For the Year Ended September 30, 2018(a)	For the Year Ended September 30, 2017	For the Period Ended September 30, 2016
$16.18		$22.78	$22.87	$19.36	$17.54

(0.05)		(0.02)	(0.05)	(0.09)	0.00	(c)
(2.61)		(2.05)	3.28	4.30	1.82
(2.66)		(2.07)	3.23	4.21	1.82

(0.10)		(4.53)	(3.32)	(0.70)	–
(0.10)		(4.53)	(3.32)	(0.70)	–
–		0.00 (c)	–	–	–
(2.76)		(6.60)	(0.09)	3.51	1.82
$13.42		$16.18	$22.78	$22.87	$19.36

(16.61%)		(6.96%)	15.03%	22.55%	10.38%

$6,458		$6,553	$8,160	$3,836	$5,977

2.01	%(e)	1.94%	2.05%	2.22%	3.69	%(e)
1.55	%(e)	1.55%	1.55%	1.55%	1.55	%(e)
(0.64	%)(e)	(0.10%)	(0.23%)	(0.29%)	0.01	%(e)

81%		136%	159%	91%	112%

(a)	Effective September 10, 2018, the Seven Canyons World Innovators Fund merged into the ALPS Series Trust. The Fund was previously advised by Wasatch Advisors, Inc., and was recognized as the Wasatch Strategic Income Fund.

(b)	Calculated using the average shares method.

(c)	Less than $0.005 per share.

(d)	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Annualized.

(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

Semi-Annual Report | March 31, 2020	37

Seven Canyons Advisors	Notes to Financial Statements

 March 31, 2020 (Unaudited)

1. ORGANIZATION

ALPS  Series  Trust  (the  “Trust”),  a  Delaware  statutory  trust,  is  an  open-end  management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seven Canyons Strategic Income Fund (the “Strategic Income Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). The Strategic Income Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Income Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board  (“FASB”)  Accounting  Standards  Codification  Topic  946.  The  preparation  of  financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions  that  affect  the  reported  amounts  of  assets  and  liabilities  and  disclosures  of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment  Valuation:  Each  Fund  generally  values  its  securities  based  on  market  prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s  value  or  a  meaningful  portion  of  each  Fund’s  portfolio  is  believed  to  have  been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model.  Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

38	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2020 (Unaudited)

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest  level  input  that  is  significant  to  the  fair  value  measurement  in  its  entirety.  The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –

Significant  unobservable prices or  inputs  (including the  Fund’s own  assumptions  in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

Semi-Annual Report | March 31, 2020	39

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2020 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2020:

SEVEN CANYONS STRATEGIC INCOME FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Diversified REITs	$–	$–	$505,470	$505,470
Other	12,408,846	6,098,414	–	18,507,260
Exchange Traded Funds	297,054	–	–	297,054
Warrants	6,522	–	–	6,522
Short Term Investment	2,165,134	–	–	2,165,134
Total	$14,877,556	$6,098,414	$505,470	$21,481,440

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Common Stocks	$13,701,777	$62,476,021	$–	**	$76,177,798
Limited Partnership Interest(a)	–	–	–		164,488
Short Term Investment	3,821,261	–	–		3,821,261
Total	$17,523,038	$62,476,021	$–	**	$80,163,547

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.
**	Security valued at zero.
(a)

Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels.  The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Portfolio of Investments.

40	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2020 (Unaudited)

Fund	Fair Value at 3/31/2020	Unfunded Commitments	Redemption Frequency (if currently eligible)	Redemption Notice Period
Seven Canyons World Innovators Fund
Limited Partnership Interest(a)	$164,488	$–	–	–

(a)

The fair value of this limited partnership interest has been estimated using the net asset value of the Fund’s Limited Partner Capital Account.  This limited partnership interest can never be redeemed.  Distributions from the limited partnership will be received as the underlying investments are liquidated.  It is estimated that the underlying assets of the limited partnership will be liquidated over the next one to five years.  The final purchase commitment was made on March 31, 2017 for Greenspring Global Partners II-B, L.P.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Income Fund	Common Stock	Total
Balance as of September 30, 2019	$786,128	$786,128
Change in Unrealized Appreciation/(Depreciation)	(280,658)	(280,658)
Purchases	–	–
Transfer into Level 3	–	–
Transfer out of Level 3	–	–
Balance as of March 31, 2020	$505,470	$505,470
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2020	$(280,658)	$(280,658)

Seven Canyons World Innovators Fund	Common Stock		Total
Balance as of September 30, 2019	$–	**	$–	**
Change in Unrealized Appreciation/(Depreciation)	–		–
Purchases	–		–
Transfer into Level 3	–		–
Transfer out of Level 3	–		–
Balance as of March 31, 2020	$–	**	$–	**
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2020	$–		$–

**	Security has zero value.

Semi-Annual Report | March 31, 2020	41

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2020 (Unaudited)

Quantitative information about Level 3 measurements as of March 31, 2020:

Seven Canyons Strategic Income Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$505,470	Net Asset Value less Liquidity Discount	Liquidity Discount	25%

Seven Canyons World Innovators Fund

Asset Class	Fair Value	Valuation Technique(s)	Unobservable Input(s)(a)	Value/Range
Common Stock	$–	Estimated Liquidation Value	Estimated Liquidation Value	100%

(a)

A change to the unobservable input may result in a significant change to the value of the investment as follows: A change to a multiple may affect the fair value of an investment. Generally, a decrease in this multiple will result in a decrease in the fair value of the investment. For Liquidity Discount, a decrease in the multiple will result in an increase in fair value of the investment.

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed to a Fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that  share class.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year so that it will not be subject to excise tax on undistributed income and gains. The Funds are not subject to income taxes to the extent such distributions are made.

42	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements

March 31, 2020 (Unaudited)

As of and during the six month period ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. The Funds file U.S. federal, state and local income tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. The Funds’ administrator has analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of March 31, 2020, no provision for income tax is required in the Funds’ financial statements related to these tax positions.

Investment Transactions and Investment Income: Investment transactions are accounted for on  the  date  the  investments  are  purchased  or  sold  (trade  date  basis  for  financial  reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued  and  recorded  as  earned  using  the  effective  interest  method.  Dividend  income  is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Fund.  Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily  net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities  of  foreign  issuers  involves  special  risks  not  typically  associated  with  investing  in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Purchases and sales of investments and dividend income are translated into U.S. dollars using the current prevailing exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component  of  such  gains  or  losses.  Transactions  in  foreign  denominated  assets  may  involve greater risks than domestic transactions.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Semi-Annual Report | March 31, 2020	43

Seven Canyons Advisors	Notes to Financial Statements

 March 31, 2020 (Unaudited)

Distributions  to  Shareholders:  The  Funds  normally  pay  dividends,  if  any,  quarterly,  and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general  concern  and  uncertainty.  The  impact  of  this  coronavirus,  and  other  epidemics  and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the period  from  net  investment  income  or  net  realized  gains  may  differ  from  its  ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or  realized  gain  were  recorded  by  the  Funds.  The  amounts  and  characteristics  of  tax  basis distributions  are  estimated  at  the  time  of  distribution  and  composition  of  distributable earnings/(accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of the date of the semi-annual report.

The tax character of distributions paid by the Funds for the fiscal year ended September 30, 2019, were as follows:

	Ordinary Income	Long-Term Capital Gains
Seven Canyons Strategic Income Fund	$1,187,763	$–
Seven Canyons World Innovators Fund	6,037,688	24,829,665

44	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements
March 31, 2020 (Unaudited)

Unrealized Appreciation and Depreciation on Investments: As of March 31, 2020, the aggregate costs of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation for Federal tax purposes were as follows:

	Seven Canyons Strategic Income Fund	Seven Canyons World Innovators Fund
Gross unrealized appreciation (excess of value over tax cost)	$2,164,191	$7,903,016
Gross unrealized depreciation (excess of tax cost over value)	(7,916,524)	(14,514,462)
Net appreciation on foreign currency and derivatives	–	–
Net unrealized depreciation	$(5,752,333)	$(6,611,446)
Cost of investments for income tax purposes	$27,233,773	$86,774,993

4. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities, during the six month period ended March 31, 2020 were as follows:

	Purchases of Securities	Proceeds from Sales of Securities
Seven Canyons Strategic Income Fund	$10,958,364	$13,985,391
Seven Canyons World Innovators Fund	85,728,742	82,623,419

5. BENEFICIAL SHARE TRANSACTIONS

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. Holders of the shares of the Funds have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights. Neither the Funds nor any of their creditors have the right to require shareholders to pay any additional amounts solely because the shareholder owns the shares.

Shares redeemed within 60 days of purchase may incur a 2.00% redemption fee deducted from the redemption amount. For the six month period ended March 31, 2020, the redemption fees charged by a Fund, if any, are presented in the Statements of Changes in Net Assets.

Semi-Annual Report | March 31, 2020	45

Seven Canyons Advisors	Notes to Financial Statements
March 31, 2020 (Unaudited)

Transactions in common shares were as follows:

	For the Six Months Ended March 31, 2020 (Unaudited)	For the Year Ended September 30, 2019
Seven Canyons Strategic Income Fund
Investor Class
Shares sold	61,451	159,803
Shares issued in reinvestment of distributions to shareholders	95,524	98,278
Shares redeemed	(406,548)	(509,354)
Net decrease in shares outstanding	(249,573)	(251,273)
Seven Canyons World Innovators Fund
Investor Class
Shares sold	312,586	466,051
Shares issued in reinvestment of distributions to shareholders	35,426	1,978,278
Shares redeemed	(1,106,262)	(2,248,828)
Net increase/(decrease) in shares outstanding	(758,250)	195,501
Institutional Class
Shares sold	153,318	187,137
Shares issued in reinvestment of distributions to shareholders	2,035	89,157
Shares redeemed	(79,021)	(229,641)
Net increase in shares outstanding	76,332	46,653

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. As of March 31, 2020, approximately 27% of the outstanding shares of the Strategic Income Fund are held by one record shareholder that owns shares on behalf of its underlying beneficial owners. Share transaction activities of these shareholders could have a material impact on the Fund. The World Innovators Fund did not have any shareholder or accounts that exceeded the 25% ownership threshold for disclosure.

6. MANAGEMENT AND RELATED PARTY TRANSACTIONS

Investment Advisory: Seven Canyons Advisors, LLC (the “Adviser”), subject to the authority of the Board, is responsible for the overall management and administration of the Funds’ business affairs. The Adviser manages the investments of the Funds in accordance with each Fund’s investment objective, policies and limitations, and investment guidelines established jointly by the Adviser and the Board.

46	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements
March 31, 2020 (Unaudited)

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, the Strategic Income Fund pays the Adviser an annual management fee of 0.70% based on the Fund’s average daily net assets, and the World Innovators Fund pays the Adviser an annual management fee of 1.50% based on the Fund’s average daily net assets. The management fees are paid on a monthly basis. The Board may extend the Advisory Agreements for an additional one-year term. The Board and shareholders of the Funds may terminate the Advisory Agreement upon 30 days’ written notice. The Adviser may terminate the Advisory Agreement upon 60 days’ written notice.

Pursuant to a fee waiver letter agreement (the “Fee Waiver Agreement”), the Adviser has contractually agreed to limit the amount of the Total Annual Fund Operating Expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, for the Strategic Income Fund Investor Class shares and World Innovators Fund Investor Class shares and Institutional Class shares, to 0.95%, 1.75% and 1.55%, respectively, of each Fund’s average daily net assets of each class of shares. The Fee Waiver Agreement is in effect through January 31, 2021, and will thereafter continue in effect for successive twelve-month periods provided that such continuance is specifically approved at least annually by the Board and the Adviser does not provide at least 30 days written notice of non-continuance prior to the end of the then effective term. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Fee Waiver Agreement only to the extent that each Fund’s expenses in later periods do not exceed the lesser of: (1) the contractual expense limit in effect at the time the Adviser waives or limits the expenses; or (2) the contractual expense limit in effect at the time the Adviser seeks to recover the expenses; provided, however, that the Fund will not be obligated to reimburse any such expenses borne by the Adviser more than three years after the date on which the fee or expense was waived or limited or assumed and paid by the Adviser, as calculated on a monthly basis. The Adviser may not discontinue this waiver without the approval by the Trust’s Board. Fees waived or reimbursed for the six month period ended March 31, 2020 are disclosed in the Statements of Operations.

As of March 31, 2020, the balance of recoupable expenses was as follows:

	Expiring in 2021	Expiring in 2022	Expiring in 2023
Seven Canyons Strategic Income Fund
Investor	$8,181	$129,098	$65,668
Seven Canyons World Innovators Fund
Institutional	1,829	25,386	16,003
Investor	23,137	239,226	154,477

Administrator: ALPS Fund Services, Inc. (“ALPS”) (an affiliate of ALPS Distributors, Inc.) serves as administrator to each Fund. The Funds have agreed to pay expenses incurred in connection with its administrative activities. Pursuant to the Administration, Bookkeeping and Pricing Services Agreement with the Trust, ALPS will provide operational services to each Fund including, but not limited to, fund accounting and fund administration, and will generally assist in the Funds’ operations. The Funds’ administration fee is accrued on a daily basis and paid monthly. The officers of the Trust are employees of ALPS. Administration fees paid by each Fund for the six month period ended March 31, 2020 are disclosed in the Statements of Operations. ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Semi-Annual Report | March 31, 2020	47

Seven Canyons Advisors	Notes to Financial Statements
March 31, 2020 (Unaudited)

Transfer Agent: ALPS serves as transfer agent for each Fund under a Transfer Agency and Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of the Funds plus fees for open accounts and is reimbursed for certain out-of-pocket expenses.

Compliance Services: ALPS provides services as each Fund’s Chief Compliance Officer to monitor and test the policies and procedures of each Fund in conjunction with requirements under Rule 38a-1 of the 1940 Act pursuant to a Chief Compliance Officer Services Agreement with the Trust. Under this agreement, ALPS is paid an annual fee for services performed on behalf of each Fund and is reimbursed for certain out-of-pocket expenses.

Distribution: ALPS Distributors, Inc. (the “Distributor”) (an affiliate of ALPS) acts as the principal underwriter of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares of the Funds are offered on a continuous basis through the Distributor, as agent of the Funds. The Distributor is not obligated to sell any particular amount of shares and is not entitled to any compensation for its services as the Funds’ principal underwriter pursuant to the Distribution Agreement.

7. TRUSTEES

As of March 31, 2020, there were four Trustees, three of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). The Independent Trustees of the Trust and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers will receive a quarterly retainer of $11,000, plus $4,000 for each regular Board or Committee meeting attended and $2,000 for each special telephonic or in-person Board or Committee meeting attended. Additionally, the Audit Committee Chair receives a quarterly retainer of $1,250 and the Independent Chair receives a quarterly retainer of $2,500. The Independent Trustees and interested Trustees who are not currently employed by the Adviser, ALPS or other service providers are also reimbursed for all reasonable out-of-pocket expenses relating to attendance at meetings. Officers of the Trust receive no salary or fees from the Trust. As discussed in Note 6, the Fund pays ALPS an annual fee for compliance services.

8. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by a fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by pricing services or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policy, subject to oversight by the Board. The Funds have acquired certain securities, the sale of which is restricted under applicable provisions of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At March 31, 2020, the Funds held the following restricted securities:

48	www.sevencanyonsadvisors.com

Seven Canyons Advisors	Notes to Financial Statements
March 31, 2020 (Unaudited)

Fund	Security Type	Acquisition Date	Cost	Fair Value	% of Net Assets
Seven Canyons Strategic Income Fund
Star Asia Capital Corp.	Common Stocks	2/22/07-5/11/15	$572,597	$505,470	2.28%
Seven Canyons World Innovators Fund
Goals Soccer Centres PLC	Common Stocks	9/26/17-4/24/18	$1,687,203	$0	0.00%
Greenspring Global Partners II LP	Limited Partnership Interest	10/10/13-3/31/17	185,659	164,488	0.18%
			$1,872,862	$164,488	0.18%

Restricted securities under Rule 144a, including the aggregate value and percentage of net assets of each Fund, have been identified in the Portfolios of Investments.

9. TRANSACTIONS WITH AFFILIATES

If a Fund’s holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The following Fund conducted transactions during the six month period ended March 31, 2020 with an “affiliated company” as so defined:

World Innovators Fund

Security Name	Share Balance as of September 30, 2019	Purchases	Purchases In-Kind	Sales	Sales In-Kind	Share Balance as of March 31, 2020	Market Value as of March 31, 2020	Dividends	Change in Unrealized Gain (Loss)	Realized Gain/Loss
Japan Animal Referral Medical Center Co., Ltd.*	150,000	–	–	(70,000)	–	80,000	$1,135,431	$–	(274,962)	$(688,144)
							$1,135,431	$–	$(274,962)	$(688,144)

*	As of March 31, 2020, the security is no longer considered an affiliate as defined by the 1940 Act.

Semi-Annual Report | March 31, 2020	49

Seven Canyons Advisors	Notes to Financial Statements
March 31, 2020 (Unaudited)

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown; as such exposure would involve future claims that may be made against the Trust that have not yet occurred.

11. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that there were no subsequent events to report through the issuance of these financial statements.

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Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement
March 31, 2020 (Unaudited)

Renewal of Advisory Agreement by and between ALPS Series Trust (“Trust”) and Seven Canyons Advisors, LLC (“Seven Canyons”), with respect to the Seven Canyons Strategic Income Fund (“7CSI Fund”) and Seven Canyons World Innovators Fund (“7CWI Fund”) (“Seven Canyons Funds”)

The Board of Trustees (“Board” or “Trustees”) of the Trust met in person on February 25, 2020 to evaluate, among other things, whether renewing the investment advisory agreement (the “Seven Canyons Agreement”) by and between the Trust and Seven Canyons, with respect to the Seven Canyons Funds, was in the best interests of the Funds’ shareholders. At this Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by independent counsel. The following summary does not identify all the matters considered by the Board but provides a summary of the principal matters the Board considered.

Nature, Extent and Quality of Services: The Trustees received and considered information regarding the nature, extent and quality of services provided to the Seven Canyons Funds under the Seven Canyons Agreement. The Trustees reviewed and considered Seven Canyons’ investment advisory personnel, noting that while it had a short history as an asset manager, certain of the Funds’ portfolio managers had continually managed the Seven Canyons Funds since their inception while at a different advisory firm. The Board considered the breadth of individual experience of Seven Canyons’ management team and their success at a prior advisory firm. The Trustees also reviewed certain background materials supplied by Seven Canyons related to details of its ownership structure. The Board acknowledged that no changes or interruptions in the services provided by Seven Canyons to the Funds was expected following a recent change in Seven Canyons’ ownership.

The Trustees discussed the research and decision-making processes utilized by Seven Canyons to achieve each Fund’s investment objective, noting the firm’s ability to adjust the strategy as it deemed to be appropriate, while also complying with the policies and restrictions of the respective Funds. The Board further acknowledged the extent of the research and analysis completed on actual and potential investments.

The Board considered the small size of the firm and the financial resources supporting it. The Trustees noted the engagement of experienced compliance personnel to assist with Seven Canyons’ compliance efforts. The Trustees agreed that they were satisfied with the nature, extent and quality of services rendered by Seven Canyons under the Seven Canyons Agreement.

Investment Advisory Fee Rate: The Trustees reviewed and considered the contractual annual advisory fee paid by each Seven Canyons Fund to Seven Canyons in light of the nature, extent and quality of the advisory services provided to the Seven Canyons Funds. The Board considered the information it received comparing each Seven Canyons Fund’s contractual annual advisory fee and overall expenses with those of funds in the peer group and universe of funds provided by an independent provider of investment company data (the “Data Provider”), noting that each Data Provider peer group consisted of the applicable Seven Canyons Fund and other funds identified by the Data Provider as comparable to the Funds.

With respect to the 7CWI Fund, the Trustees noted that the Fund’s contractual advisory fee of 1.50% was the highest fee within the Data Provider peer group, and that the Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was higher than the Data Provider peer group median, but within the range of Data Provider peer funds. The Board acknowledged the additional resources required to execute the strategy of the 7CWI Fund as compared to many of the peer funds. In addition, the Trustees noted that Seven Canyons operated a private fund utilizing a similar strategy to the 7CWI Fund, acknowledging the 7CWI Fund’s fees compared favorably to that of the private fund.

Semi-Annual Report | March 31, 2020	51

Disclosure Regarding Renewal and
Seven Canyons Advisors	Approval of Fund Advisory Agreement
March 31, 2020 (Unaudited)

With respect to the 7CSI Fund, the Trustees noted that the Fund’s contractual advisory fee of 0.95% was lower than the peer group median and that the Fund’s total net expenses (after fee waiver and expense reimbursement) for the Institutional Class was the lowest of its peer group. The Board noted that with respect to each Fund, Seven Canyons had agreed to continue its fee waiver, whereby it agreed to waive its fees or reimburse the Fund to the extent necessary to limit the expenses of the Fund. After consideration, the Trustees agreed that the advisory fees for each Fund were reasonable.

Performance: The Trustees reviewed and considered each Seven Canyons Fund’s performance over both recent and long term periods.

The Board acknowledged that the 7CWI Fund had underperformed the Data Provider peer group across the one year period but noted its comparatively strong performance across the longer three year and five year periods. The Board also noted some differences in strategies in the Fund and the funds in the Data Provider peer group, recognizing the Fund’s recent modest underperformance in the past year was in part due to the international nature of its investments compared to the domestic focus of the peer funds. The Trustees, noting the positive absolute returns across all periods shown, agreed that the 7CWI Fund’s strategy appeared to be working as intended.

Turning to the 7CSI Fund, the Board recognized that the 7CSI Fund had underperformed the Data Provider peer group average returns across the one, five, and ten year periods, but noted the Fund had outperformed the Data Provider peer group across the three year and since inception periods. The Trustees examined the fact that Seven Canyons represented it had shifted the focus of the Fund’s investment strategy in response to the recent underperformance, as permitted under the prospectus guidelines. The Trustees, noting the strong long term performance and continued positive absolute returns, agreed that Seven Canyons had shown its strategy’s ability to outperform and would continue to monitor the Fund’s performance going forward.

Profitability: The Trustees received and considered a profitability analysis prepared by Seven Canyons based on the fees paid under the Seven Canyons Agreement. The Trustees noted that Seven Canyons’ work with the Funds was not creating profits that were unreasonable in absolute terms or as a percentage of income. They considered the benefit to Seven Canyons of soft dollar arrangements. The Board reviewed and discussed the financial statements of Seven Canyons and representations provided by the principals of the firm that the firm was committed to continuing to provide the Funds with the support necessary for success over the long term.

Economies of Scale: The Trustees considered whether Seven Canyons was benefiting from economies of scale in the provision of services to each Seven Canyons Fund and whether such economies should be shared with the Funds’ shareholders under the Seven Canyons Agreement. The Board reviewed the size of each Seven Canyons Fund and their prospects for growth and agreed Seven Canyons had not yet achieved meaningful economies that would necessitate the establishment of breakpoints, but agreed to continue to monitor and revisit the issue at the appropriate time.

Other Benefits to the Adviser: The Trustees reviewed and considered any other incidental benefits derived or to be derived by Seven Canyons from its relationship with each Seven Canyons Fund, including research and other support services, noting nothing of concern.

Having requested and reviewed such information from Seven Canyons as the Board believed to be reasonably necessary to evaluate the terms of the Seven Canyons Agreement, the Trustees, including all the Independent Trustees, concluded that the compensation of Seven Canyons was appropriate under the Seven Canyons Agreement and the renewal of the Seven Canyons Agreement was in the best interests of each Seven Canyons Fund and its respective shareholders.

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Seven Canyons Advisors	Additional Information
March 31, 2020 (Unaudited)

1. PROXY VOTING POLICIES AND VOTING RECORD

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, (i) by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1-833-722-6966 or (ii) on the SEC’s website at http://www.sec.gov.

2. PORTFOLIO HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. The Funds’ portfolio holdings are also available upon request, without charge, by calling (toll-free) 1-833-722-6966 or by writing to Seven Canyons Advisors at 22 East 100 South, Third Floor, Salt Lake City, Utah 84111.

Semi-Annual Report | March 31, 2020	53

Must be accompanied or preceded by a prospectus.

ALPS Distributors, Inc. is the Distributor of the Funds.

Item 2.	Code of Ethics.

 Not applicable to this report.

Item 3.	Audit Committee Financial Expert.

 Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

 Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

 Not applicable to the registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Reports to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) within 90 days of this report and have concluded that the registrant’s disclosure controls and procedures were effective as of that date.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-end Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	None.

(a)(4)	Not applicable to this report.

(b)

The certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS SERIES TRUST

By:	/s/ Bradley Swenson
Bradley Swenson
President (Principal Executive Officer)

Date:	June 4, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley Swenson
Bradley Swenson
President (Principal Executive Officer)

Date:	June 4, 2020

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	June 4, 2020